[LOGO] FIRST AMERICAN FUNDS(TM)



                      FIRST AMERICAN INVESTMENT FUNDS, INC.
                                800 Nicollet Mall
                              Minneapolis, MN 55402



                                  April 3, 2002


Dear Shareholders:

     As a shareholder of Capital Growth Fund, Relative Value Fund, Growth & Income Fund or Science & Technology Fund (each, a "Voting Fund"), each a separate series of First American Investment Funds, Inc. ("FAIF"), you are invited to vote on a proposal to reorganize your Voting Fund with and into Large Cap Growth Fund, Large Cap Value Fund, Equity Income Fund or Technology Fund (each, an "Acquiring Fund"), respectively, each a separate series of FAIF, at a Special Meeting of Shareholders to be held on May 14, 2002 (the "Special Meeting"). Before the Special Meeting, I would like your vote on the important proposal that pertains to your Voting Fund as described in the accompanying Prospectus/Proxy Statement.

     The Prospectus/Proxy Statement describes the proposed reorganizations of the Voting Funds. All of the assets of each Voting Fund would be acquired by the corresponding Acquiring Fund in exchange solely for shares of the corresponding Acquiring Fund and the assumption by the corresponding Acquiring Fund of the identified liabilities of the respective Voting Fund. Each shareholder will receive shares of the applicable Acquiring Fund that are of the same class, and the same total value, as their Voting Fund shares. The proposed reorganizations are intended to be tax-free reorganizations. As a result, it is anticipated that shareholders will not recognize any gain or loss in connection with the proposed reorganizations.

     Each Voting Fund's investment policies are similar to those of the corresponding Acquiring Fund. Details about each Acquiring Fund's investment objective, investment strategies and risks are contained in the attached Prospectus/Proxy Statement.

     The Board of Directors of FAIF has approved the proposal for each Voting Fund and recommends that you vote FOR the proposal.

     You can vote quickly and easily by toll-free telephone call, by Internet or by mail. Just follow the instructions that appear in the voting instructions that accompany this booklet. You will receive a proxy card for each Voting Fund in which you own shares. WHETHER OR NOT YOU EXPECT TO BE PRESENT AT THE SPECIAL MEETING, PLEASE HELP THE FUNDS AVOID THE COST OF A FOLLOW-UP MAILING BY VOTING AS SOON AS POSSIBLE. If you have any questions about the proxy card, please call 1-800-677-FUND.

     NOTE: You may receive more than one proxy package if you hold shares in more than one Voting Fund or account. You must return separate proxy cards for separate holdings.

     Thank you for taking this matter seriously and participating in this important process.



                                        Sincerely,

                                        /s/ Thomas S. Schreier

                                        Thomas S. Schreier, PRESIDENT
                                        First American Investment Funds, Inc.

[LOGO] FIRST AMERICAN FUNDS(TM)



SHAREHOLDER
    Q&A



WITHIN THIS PACKAGE YOU WILL FIND THE FOLLOWING:

o    Proxy statement/Prospectus describing proposed reorganization
o    Current Prospectuses of the respective Voting and Acquiring Funds
o    Voting instructions
o    Voting ballot
o    Business reply envelope

The board of directors unanimously approved the proposed merger of the funds listed below, subject to the approval of the shareholders of the Voting Funds. The following questions and answers provide a brief overview of the proposal. The board of directors also encourages you to read the full text of the enclosed proxy statement carefully.


--------------------------------------------------------------------------------

Q: WHAT ARE FUND SHAREHOLDERS BEING ASKED TO VOTE UPON?

A: Shareholders of each Voting Fund are being asked to consider and approve a proposal to merge their fund into the existing First American fund (Acquiring
Fund) set forth below:

VOTING FUNDS                                ACQUIRING FUNDS

First American Capital Growth Fund       -> First American Large Cap Growth Fund
First American Relative Value Fund       -> First American Large Cap Value Fund
First American Growth & Income Fund      -> First American Equity Income Fund
First American Science & Technology Fund -> First American Technology Fund


Q: WHY ARE THE PROPOSED MERGERS BEING RECOMMENDED?

A: The board of directors has determined that each proposed reorganization is in the best interests of shareholders. Among the benefits for fund shareholders considered by the board of directors, include the potential opportunity for better investment performance due to the investment advisor's ability to focus its resources on fewer products, the potential for reduced operating expenses over time, and that post-reorganization total Acquiring Fund operating expenses (after waivers) will be the same as the current total operating expenses of the Voting Funds (after waivers).


Q: HOW DO THE INVESTMENT OBJECTIVES AND POLICIES OF THE ACQUIRING FUNDS COMPARE TO THOSE OF THE VOTING FUNDS?

A: Each of the Voting Funds is proposed to be reorganized into an Acquiring Fund that has investment objectives and policies that are the same or similar to those of the Voting Fund.


Q: WHICH CLASS OF SHARES WILL I RECEIVE IN A REORGANIZATION?

A: The share class structure for each of the funds involved in the proposed mergers is identical. That is, you will receive the same class of shares following the merger transaction that you currently hold.



--------------------------------------------------------------------------------
             NOT FDIC INSURED   NO BANK GUARANTEE    MAY LOSE VALUE
--------------------------------------------------------------------------------

For more information, or to request a prospectus, call First American Funds Investor Services at 800.677.FUND, or visit us on the Web at firstamericanfunds.com.

SHAREHOLDER Q&A  CONTINUED



Q: WHAT ARE THE TAX IMPLICATIONS TO SHAREHOLDERS IN CONNECTION WITH THE PROPOSED MERGERS AND WHO WILL PAY THE EXPENSES FOR THESE MERGERS?

A: The proposed mergers are anticipated to qualify as tax-free reorganizations. The expenses of the mergers, including legal expenses, printing, packaging, and postage, plus the cost of any supplementary solicitations, will be borne by U.S. Bancorp Asset Management, Inc., investment advisor for the funds.


Q: WHAT IS THE ANTICIPATED TIMING OF THE REORGANIZATIONS?

A: The meeting of shareholders to consider the proposal is scheduled to occur on May 14, 2002. If all necessary approvals are obtained, the proposed reorganizations will likely take place shortly thereafter.


Q: WHO WILL RECEIVE THE PROXY MATERIAL?

A: The proxy material has been mailed to all persons and entities that held shares of record in the Voting Funds on March 18, 2002. Please note that in some cases, record ownership of and/or voting authority over fund shares may reside with a fiduciary or other agent. In these cases, the fiduciary or other agent may receive the proxy material.


Q: WHEN IS MY PROXY DUE?

A: We would like to receive your vote as soon as possible. You may cast your vote:

BY PHONE:
Please see the voting instructions on your proxy ballot. Call the 800 number listed and follow the recorded instructions.

BY INTERNET:
Visit www.proxyvote.com. Once there, enter the 12 digit control number located on your proxy ballot and follow the instructions.

BY MAIL:
Please note that you may receive more than one proxy ballot if you hold shares in more than one Voting Fund or account. All ballots must be marked with your vote and returned in the business reply envelope included in this package. If you have misplaced your envelope, please mail your proxy to:

PROXY SERVICES

P.O. BOX 9139

FARMINGDALE, NY 11735






--------------------------------------------------------------------------------
             NOT FDIC INSURED   NO BANK GUARANTEE    MAY LOSE VALUE
--------------------------------------------------------------------------------

Please read the full text of the enclosed proxy statement/prospectus for further information. If you have questions, please call your investment professional or First American Funds Investor Services at 800.677.FUND.

U.S. Bancorp Asset Management, Inc., serves as investment advisor to the First American Funds. First American Funds are distributed by Quasar Distributors, LLC, an affiliate of the investment advisor.




3/2002  FAIF2056-02                              [LOGO] FIRST AMERICAN FUNDS(TM)

                 (This page has been left blank intentionally.)

                      FIRST AMERICAN INVESTMENT FUNDS, INC.
                                800 Nicollet Mall
                              Minneapolis, MN 55402

                               CAPITAL GROWTH FUND
                               RELATIVE VALUE FUND
                              GROWTH & INCOME FUND
                            SCIENCE & TECHNOLOGY FUND

                    NOTICE OF SPECIAL MEETING OF SHAREHOLDERS
                           To Be Held on May 14, 2002


Dear Shareholders:

     NOTICE IS HEREBY GIVEN THAT a Special Meeting of the Shareholders of Capital Growth Fund, Relative Value Fund, Growth & Income Fund and Science & Technology Fund, each a separate series of First American Investment Funds, Inc. ("FAIF"), a Maryland corporation, will be held at 800 Nicollet Mall, 5th Floor, Minneapolis, Minnesota 55402, on May 14, 2002 at 10:00 a.m., Central Time, and any adjournments thereof (the "Special Meeting") for the following purposes:

     1. To consider and act upon an Agreement and Plan of Reorganization providing for the acquisition of all of the assets of Capital Growth Fund, a series of FAIF, by Large Cap Growth Fund, a separate series of FAIF, in exchange for shares of Large Cap Growth Fund and the assumption by Large Cap Growth Fund of the identified liabilities of Capital Growth Fund. The Agreement and Plan of Reorganization also provides for distribution of these shares of Large Cap Growth Fund to shareholders of Capital Growth Fund in liquidation and subsequent termination of Capital Growth Fund. A vote in favor of the Agreement and Plan of Reorganization will be considered a vote in favor of an amendment to the Articles of Incorporation of FAIF effecting the reorganization contemplated by the Agreement and Plan of Reorganization.

     2. To consider and act upon an Agreement and Plan of Reorganization providing for the acquisition of all of the assets of Relative Value Fund, a series of FAIF, by Large Cap Value Fund, a separate series of FAIF, in exchange for shares of Large Cap Value Fund and the assumption by Large Cap Value Fund of the identified liabilities of Relative Value Fund. The Agreement and Plan of Reorganization also provides for distribution of these shares of Large Cap Value Fund to shareholders of Relative Value Fund in liquidation and subsequent termination of Relative Value Fund. A vote in favor of the Agreement and Plan of Reorganization will be considered a vote in favor of an amendment to the Articles of Incorporation of FAIF effecting the reorganization contemplated by the Agreement and Plan of Reorganization.

     3. To consider and act upon an Agreement and Plan of Reorganization providing for the acquisition of all of the assets of Growth & Income Fund, a series of FAIF, by Equity Income Fund, a separate series of FAIF, in exchange for shares of Equity Income Fund and the assumption by Equity Income Fund of the identified liabilities of Growth & Income Fund. The Agreement and Plan of Reorganization also provides for distribution of these shares of Equity Income Fund to shareholders of Growth & Income Fund in liquidation and subsequent termination of Growth & Income Fund. A vote in favor of the Agreement and Plan of Reorganization will be considered a vote in favor of an amendment to the Articles of Incorporation of FAIF effecting the reorganization contemplated by the Agreement and Plan of Reorganization.

     4. To consider and act upon an Agreement and Plan of Reorganization providing for the acquisition of all of the assets of Science & Technology Fund, a series of FAIF, by Technology Fund, a separate series of FAIF, in exchange for shares of Technology Fund and the assumption by Technology Fund of the identified liabilities of Science & Technology Fund. The Agreement and Plan of Reorganization also provides for distribution of these shares of Technology Fund to shareholders of Science & Technology Fund in liquidation and subsequent termination of Science & Technology Fund. A vote in favor of the Agreement and Plan of Reorganization will be considered a vote in favor of an amendment to the Articles of Incorporation of FAIF effecting the reorganization contemplated by the Agreement and Plan of Reorganization.

     5. To consider and act upon such other business as may properly come before the Special Meeting or any adjournments or postponements thereof.

     The Board of Directors of FAIF has fixed the close of business on March 18, 2002 as the record date for determination of shareholders entitled to notice of and to vote at the Special Meeting.

                                        By order of the Board of Directors



                                        James L. Chosy
                                        SECRETARY

April 3, 2002

IT IS IMPORTANT THAT PROXIES BE RETURNED PROMPTLY. SHAREHOLDERS WHO DO NOT EXPECT TO ATTEND THE SPECIAL MEETING ARE REQUESTED TO COMPLETE, SIGN, DATE AND RETURN THE ACCOMPANYING PROXY CARD IN THE ENCLOSED ENVELOPE, WHICH NEEDS NO POSTAGE IF MAILED IN THE UNITED STATES. INSTRUCTIONS FOR THE PROPER EXECUTION OF THE PROXY CARD ARE SET FORTH IMMEDIATELY FOLLOWING THIS NOTICE. ALTERNATIVELY, SHAREHOLDERS MAY VOTE BY CALLING A SPECIALLY DESIGNATED TELEPHONE NUMBER ON THE PROXY CARD OR VIA THE INTERNET WEBSITE ON THE PROXY CARD.

                       INSTRUCTIONS FOR SIGNING PROXY CARD

     The following general rules for signing proxy cards may be of assistance to you and avoid the time and expense involved in validating your vote if you fail to sign your proxy card properly.

     1. INDIVIDUAL ACCOUNTS: Sign your name exactly as it appears in the registration on the proxy card.

   2. JOINT ACCOUNTS: Either party may sign, but the name of the party signing should conform exactly to the name shown in the registration on the proxy card.

   3. ALL OTHER ACCOUNTS: The capacity of the individual signing the proxy card should be indicated unless it is reflected in the form of registration. For example:


REGISTRATION                                    VALID SIGNATURE
------------                                    ---------------

CORPORATE ACCOUNTS
------------------

(1)  ABC Corp. ..............................   ABC Corp.
(2)  ABC Corp. ..............................   John Doe, Treasurer
(3)  ABC Corp.
     c/o John Doe, Treasurer ................   John Doe
(4)  ABC Corp. Profit Sharing Plan ..........   John Doe, Trustee

TRUST ACCOUNTS
--------------

(1)  ABC Trust ..............................   Jane B. Doe, Trustee
(2)  Jane B. Doe, Trustee
     u/t/d 12/28/78 .........................   Jane B. Doe

CUSTODIAL OR ESTATE ACCOUNTS
----------------------------

(1)  John B. Smith, Cust.
     f/b/o John B. Smith, Jr. UGMA ..........   John B. Smith
(2)  Estate of John B. Smith ................   John B. Smith, Jr., Executor

                 (This page has been left blank intentionally.)

                      FIRST AMERICAN INVESTMENT FUNDS, INC.
                                800 Nicollet Mall
                              Minneapolis, MN 55402
                                 (800) 677-3863

                 PROSPECTUS/PROXY STATEMENT DATED APRIL 3, 2002

                          ACQUISITION OF THE ASSETS OF
         CAPITAL GROWTH FUND, RELATIVE VALUE FUND, GROWTH & INCOME FUND
                          AND SCIENCE & TECHNOLOGY FUND
                       EACH A SEPARATELY MANAGED SERIES OF
                      FIRST AMERICAN INVESTMENT FUNDS, INC.

                        BY AND IN EXCHANGE FOR SHARES OF
         LARGE CAP GROWTH FUND, LARGE CAP VALUE FUND, EQUITY INCOME FUND
                       AND TECHNOLOGY FUND, RESPECTIVELY,
                       EACH A SEPARATELY MANAGED SERIES OF
                      FIRST AMERICAN INVESTMENT FUNDS, INC.

     This Prospectus/Proxy Statement is being furnished to shareholders of Capital Growth Fund, Relative Value Fund, Growth & Income Fund and Science & Technology Fund (each, a "Voting Fund," and collectively, the "Voting Funds") for consideration at a Special Meeting of Shareholders to be held on May 14, 2002 at 10:00 a.m., Central Time, at 800 Nicollet Mall, 5th Floor, Minneapolis, Minnesota 55402, and any adjournments thereof (the "Meeting").

     As more fully described in this Prospectus/Proxy Statement, the purpose of the Meeting is to vote on the proposed Agreements and Plans of Reorganization (each, a "Plan") in which Large Cap Growth Fund, Large Cap Value Fund, Equity Income Fund and Technology Fund (each, an "Acquiring Fund," and collectively, the "Acquiring Funds"), each a series of First American Investment Funds, Inc. ("FAIF"), would acquire all the assets of Capital Growth Fund, Relative Value Fund, Growth & Income Fund and Science & Technology Fund, respectively, in exchange solely for shares of the corresponding Acquiring Fund and the assumption by the corresponding Acquiring Fund of the identified liabilities of the respective Voting Fund (each, a "Reorganization" and collectively, the "Reorganizations"). The Voting Funds and the Acquiring Funds are sometimes collectively referred to herein as the "Funds."

     If the Reorganizations are approved, shares of the corresponding Acquiring Fund will be distributed to the shareholders of the applicable Voting Fund in liquidation of each Voting Fund, and each Voting Fund will be terminated as a series of FAIF. Each shareholder of a Voting Fund would be entitled to receive that number of full and fractional shares of the corresponding Acquiring Fund of the same class that he or she held in the Voting Fund, with an aggregate net asset value equal to the aggregate net asset value of the shareholder's Voting Fund shares held as of the close of business on the business day immediately prior to the closing of the Reorganization. A vote in favor of a Plan will be considered a vote in favor of an amendment to the Amended and Restated Articles of Incorporation of FAIF effecting the Reorganizations. These transactions are being structured as tax-free reorganizations. See "Information About the Reorganizations -- Federal Income Tax Consequences." Shareholders should consult their tax advisors to determine the actual impact of a Reorganization in light of their individual tax circumstances.

                                     GENERAL

     The Board of Directors of First American Investment Funds, Inc. ("FAIF") has approved the proposed Reorganizations. You are being asked to approve the Plan pursuant to which the Reorganizations would be accomplished. Because shareholders of the Voting Funds are being asked to approve a transaction that will result in their holding shares of the corresponding Acquiring Funds, this Proxy Statement also serves as a Prospectus for the Acquiring Funds.

     A vote in favor of each Plan will be considered a vote in favor of an amendment to the Amended and Restated Articles of Incorporation of FAIF effecting a Reorganization. The amendment is attached to the form of Plan attached as Exhibit A to this Prospectus/Proxy Statement.

     Each Voting Fund and each Acquiring Fund is a separate diversified series of FAIF, a Maryland corporation which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The investment objectives of each Voting Fund are similar to those of the corresponding Acquiring Fund, and are as follows:

---------------------------------------- ---------------------------------------
FUND                                     INVESTMENT OBJECTIVE
---------------------------------------- ---------------------------------------
Capital Growth Fund (Voting Fund)        Maximize long-term returns.
---------------------------------------- ---------------------------------------
Large Cap Growth Fund (Acquiring Fund)   Long-term growth of capital.
---------------------------------------- ---------------------------------------

---------------------------------------- ---------------------------------------
FUND                                     INVESTMENT OBJECTIVE
---------------------------------------- ---------------------------------------
Relative Value Fund (Voting Fund)        Maximize total return from capital
                                         appreciation plus income.
---------------------------------------- ---------------------------------------
Large Cap Value Fund (Acquiring Fund)    Capital appreciation as a primary
                                         objective, with current income as a
                                         secondary objective.
---------------------------------------- ---------------------------------------

---------------------------------------- ---------------------------------------
FUND                                     INVESTMENT OBJECTIVE
---------------------------------------- ---------------------------------------
Growth & Income Fund (Voting Fund)       Long-term growth of capital and income.
---------------------------------------- ---------------------------------------
Equity Income Fund (Acquiring Fund)      Long-term growth of capital and income.
---------------------------------------- ---------------------------------------

---------------------------------------- ---------------------------------------
FUND                                     INVESTMENT OBJECTIVE
---------------------------------------- ---------------------------------------
Science & Technology Fund (Voting Fund)  Maximize long-term growth of capital.
---------------------------------------- ---------------------------------------
Technology Fund (Acquiring Fund)         Long-term growth of capital.
---------------------------------------- ---------------------------------------

     While the investment strategies for each Voting Fund are compatible with those of the corresponding Acquiring Fund, there are certain differences which are described under "Comparative Information on Investment Objectives, Strategies and Risks" in this Prospectus/Proxy Statement.

     This Prospectus/Proxy Statement explains concisely the information about the Acquiring Fund that corresponds to your Voting Fund that you should know before voting on the Reorganization. Please read it carefully and keep it for future reference. Additional information concerning the Funds and the Reorganizations is contained in the documents described below, all of which have been filed with the Securities and Exchange Commission ("SEC"):

     o Prospectuses of First American Investment Funds, Inc., related to the designated share classes of each Voting Fund and Acquiring Fund, dated January 28, 2002, as supplemented on February 20, 2002, February 22, 2002, and, with respect to Science & Technology Fund and Technology Fund, on February 28, 2002. THIS DOCUMENT ACCOMPANIES THIS PROSPECTUS/PROXY STATEMENT.

     o Annual report of First American Investment Funds, Inc., related to each Voting Fund and Acquiring Fund, for the year ended September 30, 2001. THIS DOCUMENT IS AVAILABLE UPON REQUEST AND WITHOUT CHARGE IF YOU WRITE OR CALL FIRST AMERICAN INVESTMENT FUNDS, INC. AT THE ADDRESS OR TELEPHONE NUMBER LISTED ON THE COVER PAGE OF THIS PROSPECTUS/PROXY STATEMENT.

     o Statement of Additional Information of First American Investment Funds, Inc., related to each Voting Fund and Acquiring Fund, dated January 28, 2002. THIS DOCUMENT IS AVAILABLE UPON REQUEST AND WITHOUT CHARGE IF YOU WRITE OR CALL FIRST AMERICAN INVESTMENT FUNDS, INC. AT THE ADDRESS OR TELEPHONE NUMBER LISTED ON THE COVER PAGE OF THIS PROSPECTUS/PROXY STATEMENT.

     o Statement of Additional Information dated April 3, 2002 which relates to this Prospectus/Proxy Statement and the Reorganizations. THIS DOCUMENT IS AVAILABLE UPON REQUEST AND WITHOUT CHARGE IF YOU WRITE OR CALL FIRST AMERICAN INVESTMENT FUNDS, INC. AT THE ADDRESS OR TELEPHONE NUMBER LISTED ON THE COVER PAGE OF THIS PROSPECTUS/PROXY STATEMENT.

     You can also obtain copies of any of these documents without charge on the EDGAR database on the SEC's Internet site at http://www.sec.gov. Copies are available for a fee by electronic request at the following E-mail address: publicinfo@sec.gov, or from the Public Reference Branch, Office of Consumer Affairs and Information Services, Securities and Exchange Commission, Washington, D.C. 20549.

     Information relating to each Voting Fund and Acquiring Fund contained in the prospectuses of FAIF dated January 28, 2002, as supplemented (SEC File No. 811-05309), is incorporated by reference into this document. (This means that such information is legally considered to be part of this Prospectus/Proxy Statement.) As indicated above, you will receive a copy of this document with this Prospectus/Proxy Statement. The Statement of Additional Information dated April 3, 2002 relating to this Prospectus/Proxy Statement and the Reorganizations is also incorporated by reference into this document.

--------------------------------------------------------------------------------
 NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS/PROXY STATEMENT. ANYONE WHO TELLS YOU OTHERWISE IS COMMITTING A CRIMINAL OFFENSE.
--------------------------------------------------------------------------------

AN INVESTMENT IN AN ACQUIRING FUND:

     o    IS NOT A DEPOSIT OF, OR GUARANTEED BY, ANY BANK

     o IS NOT INSURED BY THE FDIC, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY

     o IS NOT ENDORSED BY U.S. BANK NATIONAL ASSOCIATION, U.S. BANCORP ASSET MANAGEMENT, INC. OR ANY OF THEIR AFFILIATES OR ANY OTHER BANK OR GOVERNMENT AGENCY

     o INVOLVES INVESTMENT RISK, INCLUDING POSSIBLE LOSS OF THE PURCHASE PRICE OF YOUR ORIGINAL INVESTMENT

                                TABLE OF CONTENTS

                                                                                            PAGE
                                                                                            ----
SUMMARY .................................................................................      5
  Why are the Reorganizations being proposed? ...........................................      5
  What are the key features of the Reorganizations? .....................................      5
  After the Reorganizations, what shares will I own? ....................................      5
  Will I have to pay Federal income taxes as a result of the Reorganizations? ...........      5
  How do FAIF's Directors recommend that I vote? ........................................      6
  How do the Funds' investment objectives, principal investment strategies and
   risks compare? .......................................................................      6
  Who will manage my Fund after the Reorganizations? ....................................      6
  How do the Funds' fees and expenses compare? ..........................................      7
  How do the Funds' performance records compare? ........................................     16
  Will I be able to purchase and redeem shares, exchange my shares and receive dividends
   and distributions the same way? ......................................................     19
  What will the management fees be after the Reorganizations? ...........................     19
COMPARATIVE INFORMATION ON INVESTMENT OBJECTIVES, STRATEGIES
AND RISKS ...............................................................................     20
ADDITIONAL INFORMATION ABOUT THE FUNDS ..................................................     31
  Distribution of Shares ................................................................     31
  Purchase and Redemption Procedures ....................................................     32
  Exchange Privileges ...................................................................     32
  Dividends and Distributions ...........................................................     33
  Additional Information ................................................................     33
INFORMATION ABOUT THE REORGANIZATIONS ...................................................     34
  Reasons for the Reorganizations .......................................................     34
  Agreements and Plans of Reorganization ................................................     35
  Federal Income Tax Consequences .......................................................     36
  Pro-forma Capitalization ..............................................................     37
COMPARATIVE INFORMATION ON SHAREHOLDERS' RIGHTS .........................................     40
VOTING INFORMATION CONCERNING THE MEETING ...............................................     40
  Shareholder Information ...............................................................     42
  Control Persons and Principal Holders of Securities ...................................     43
FINANCIAL STATEMENTS AND EXPERTS ........................................................     51
OTHER BUSINESS ..........................................................................     51
EXHIBIT A Form of Agreement and Plan of Reorganization ..................................    A-1
EXHIBIT B Management Discussion of Fund Performance .....................................    B-1

                                     SUMMARY

     This section summarizes the primary features and consequences of the Reorganizations. It may not contain all of the information that is important to you. To understand the Reorganizations, you should read this entire Prospectus/Proxy Statement and accompanying exhibit.

     This summary is qualified in its entirety by reference to the additional information contained elsewhere in this Prospectus/Proxy Statement, the prospectus and Statement of Additional Information relating to the Funds and a form of the Agreements and Plans of Reorganization, which is attached to this Prospectus/Proxy Statement as Exhibit A.

     WHY ARE THE REORGANIZATIONS BEING PROPOSED?

     For the reasons set forth below under "Information About the Reorganizations -- Reasons for the Reorganizations," FAIF's directors, including such directors who are not "interested persons" (the "Disinterested Directors"), as such term is defined in the 1940 Act, have concluded that the Reorganizations would be in the best interests of the shareholders of the Voting Funds and that the interests of each Voting Fund's existing shareholders would not be diluted as a result of the transactions contemplated by the Reorganizations. Therefore, the Board of Directors has approved the Reorganizations and has submitted the Plan for approval by each Voting Fund's shareholders.

     WHAT ARE THE KEY FEATURES OF THE REORGANIZATIONS?

     Each Plan sets forth the key features of the Reorganization to which it relates. The Reorganizations are expected to be completed on or about May 20, 2002. Exhibit A to this Prospectus/Proxy Statement is a form of the Agreement and Plan of Reorganization, which sets forth the terms and conditions of each Plan. Each Plan generally provides for the following:

     o the transfer of all of the assets of the Voting Fund to the corresponding Acquiring Fund in exchange for shares of the corresponding Acquiring Fund;

     o the assumption by the corresponding Acquiring Fund of the identified liabilities of the Voting Fund being acquired (the identified liabilities consist only of those liabilities reflected on a statement of assets and liabilities of the Voting Fund determined immediately preceding the Reorganization); and

     o the liquidation of the Voting Fund by distribution of shares of the corresponding Acquiring Fund to the Voting Fund's shareholders.

     AFTER THE REORGANIZATIONS, WHAT SHARES WILL I OWN?

     If the Reorganizations are approved, you will become a shareholder of the Acquiring Fund listed opposite your Voting Fund's name in the table below. You will receive shares of the Acquiring Fund that are of the same class, and the same total value, as the Voting Fund shares you hold as of the close of business on the day of the Reorganizations.

---------------------------------------- ---------------------------------------
VOTING FUND                              ACQUIRING FUND
---------------------------------------- ---------------------------------------
Capital Growth Fund                      Large Cap Growth Fund
---------------------------------------- ---------------------------------------
Relative Value Fund                      Large Cap Value Fund
---------------------------------------- ---------------------------------------
Growth & Income Fund                     Equity Income Fund
---------------------------------------- ---------------------------------------
Science & Technology Fund                Technology Fund
---------------------------------------- ---------------------------------------

     WILL I HAVE TO PAY FEDERAL INCOME TAXES AS A RESULT OF THE REORGANIZATIONS?

     The transactions are intended to qualify as tax-free reorganizations for Federal income tax purposes. Assuming the Reorganizations qualify for such treatment, shareholders would not recognize taxable gain or loss as a result of the Reorganizations. The holding period and aggregate tax basis of Acquiring Fund shares that are received by each Voting Fund shareholder will be the same as the holding period and aggregate tax basis of the Voting Fund shares previously held by such shareholders.

In addition, the holding period and tax basis for the assets of a Voting Fund in the hands of the corresponding Acquiring Fund as a result of a Reorganization will be the same as in the hands of the Voting Fund immediately prior to the Reorganization.

     As a condition to the closing of the Reorganizations, the Voting Funds will receive an opinion of counsel to the effect that the Reorganizations will qualify as tax-free reorganizations for Federal income tax purposes. You should separately consider any state, local and other tax consequences in consultation with your tax advisor. Opinions of counsel are not binding on the IRS or the courts. See "Information About the Reorganizations -- Federal Income Tax Consequences" below for more detailed information about Federal income tax considerations.

     HOW DO FAIF'S DIRECTORS RECOMMEND THAT I VOTE?

     FAIF's directors, including the Disinterested Directors, have concluded that the Reorganizations would be in the best interest of the shareholders of each applicable Voting Fund, and that your interests will not be diluted as a result of the Reorganizations. Accordingly, FAIF's directors have submitted the Plans for the approval of the shareholders of each applicable Voting Fund.

     Approval of a Reorganization will require the affirmative vote of a majority of the outstanding shares of each Voting Fund, with all classes of the Voting Fund voting together and not by class.

     FAIF'S DIRECTORS RECOMMEND THAT YOU VOTE FOR THE PROPOSED REORGANIZATION WHICH APPLIES TO YOUR VOTING FUND.

     The directors of FAIF have also approved the Plans on behalf of the Acquiring Funds.

     HOW DO THE FUNDS' INVESTMENT OBJECTIVES, PRINCIPAL INVESTMENT STRATEGIES AND RISKS COMPARE?

     The investment objectives and policies of each Voting Fund are similar, and in some cases identical, to those of the corresponding Acquiring Fund. See "Comparative Information on Investment Objectives, Strategies and Risks" below for a detailed summary of comparative investment objectives, investment strategies and risks of each Voting Fund compared with those of the Acquiring Fund into which it will be combined.

     WHO WILL MANAGE MY FUND AFTER THE REORGANIZATIONS?

     Each Voting Fund and the corresponding Acquiring Fund have the same investment adviser, U.S. Bancorp Asset Management, Inc. (the "Adviser"). Pursuant to an Investment Advisory Agreement with FAIF, the Adviser manages the Funds' business and investment activities, subject to the authority of FAIF's Board of Directors. A team of portfolio managers employed by the Adviser will manage each combined Acquiring Fund. The Voting Funds and the Acquiring Funds also have the same co-administrators (U.S. Bancorp Asset Management, Inc. and its affiliate U.S. Bancorp Fund Services, LLC) and the same distributor (Quasar Distributors, LLC).

     Facts about the Adviser:

--------------------------------------------------------------------------------
o The Adviser is a subsidiary of U.S. Bank National Association (which, in turn, is a subsidiary of U.S. Bancorp, formerly Firstar Corporation).

o The Adviser succeeded First American Asset Management ("FAAM"), a division of U.S. Bank National Association, on May 1, 2001, when the businesses and assets of FAAM and Firstar Investment Research & Management Company, LLC ("FIRMCO"), a subsidiary of U.S. Bancorp, were combined to form the Adviser.

o The Adviser and its affiliates had assets under management of more than $121 billion as of December 31, 2001.

o    The Adviser is located at 800 Nicollet Mall, Minneapolis, Minnesota 55402.
--------------------------------------------------------------------------------

     HOW DO THE FUNDS' FEES AND EXPENSES COMPARE?

     Each Voting Fund and each corresponding Acquiring Fund currently offer five classes of shares (Classes A, B, C, S and Y). The following tables allow you to compare the various fees and expenses that you may pay for buying and holding shares of each Voting Fund and the corresponding Acquiring Fund. The "Pro Forma" row or column in each table shows you what the fees and expenses are estimated to be assuming the Reorganizations take place. As reflected in the tables, the sales charge structure, as well as the contractual fee rates for management fees and distribution and service (12b-1) fees, are identical for each Voting Fund and the corresponding Acquiring Fund. Shareholders will not pay any initial or deferred sales charge in connection with the Reorganizations.

SHAREHOLDER FEES

     Shareholders pay the following fees directly when they buy or sell shares. As reflected in the table, the sales charge structure for each Voting Fund, Acquiring Fund and Pro Forma Combined Fund is identical. This sales charge structure will not be affected by the Reorganizations.

                     ALL FUNDS AND PRO FORMA COMBINED FUNDS

---------------------------------------- ----------- ----------- ----------- ----------- -----------
 SHAREHOLDER FEES                        Class A     Class B     Class C     Class S     Class Y
---------------------------------------- ----------- ----------- ----------- ----------- -----------
 Maximum Sales Charge (Load)               5.50%       5.00%       2.00%        None        None
  Maximum sales charge (load) imposed
  on purchases as a % of offering price    5.50%(1)    0.00%       1.00%        None        None

  Maximum deferred sales charge (load)
  as a % of original purchase price or
  redemption proceeds, whichever is less   0.00%(2)    5.00%       1.00%        None        None
---------------------------------------- ----------- ----------- ----------- ----------- -----------
 Annual Maintenance Fee(3)
  only charged to accounts with
  balances below $500                      $  25        $ 25         $ 25           None       None
---------------------------------------- ----------- ----------- ----------- ----------- -----------

(1)Certain investors may qualify for reduced sales charges. Generally, Class A share investments will qualify for a reduced sales charge if the amount of the purchase is from $50,000 to $999,999, and the sales charge will be eliminated if the purchase is $1 million or more.

(2)Class A share investments of $1 million or more on which no front-end sales charge is paid may be subject to a 1% contingent deferred sales charge if they are sold within 18 months of purchase.

(3)Each Fund reserves the right to charge your account an annual maintenance fee of $25 if your balance falls below $500 as a result of selling or exchanging shares.

ANNUAL FUND OPERATING EXPENSES (AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)

     Shareholders pay the following fees and expenses when they hold shares. These fees are paid indirectly since they are deducted from fund assets.

                  CAPITAL GROWTH FUND AND LARGE CAP GROWTH FUND

---------------------------------------- ----------- ----------- ----------- ----------- -----------
 ANNUAL FUND OPERATING
 EXPENSES                                 Class A     Class B     Class C     Class S     Class Y
---------------------------------------- ----------- ----------- ----------- ----------- -----------
 Management Fees
  Capital Growth Fund                       0.65%       0.65%       0.65%       0.65%       0.65%
  Large Cap Growth Fund                     0.65%       0.65%       0.65%       0.65%       0.65%
  Pro Forma Combined Fund                   0.65%       0.65%       0.65%       0.65%       0.65%
---------------------------------------- ----------- ----------- ----------- ----------- -----------
 Distribution and Service (12b-1) Fees
  Capital Growth Fund                       0.25%       1.00%       1.00%       None        None
  Large Cap Growth Fund                     0.25%       1.00%       1.00%       None        None
  Pro Forma Combined Fund                   0.25%       1.00%       1.00%       None        None
---------------------------------------- ----------- ----------- ----------- ----------- -----------
 Other Expenses(1)
  Capital Growth Fund                       0.37%       0.37%       0.37%       0.62%       0.37%
  Large Cap Growth Fund                     0.33%       0.33%       0.33%       0.58%       0.33%
  Pro Forma Combined Fund                   0.32%       0.32%       0.32%       0.57%       0.32%
---------------------------------------- ----------- ----------- ----------- ----------- -----------
 Total Annual Fund Operating Expenses
  Capital Growth Fund                       1.27%       2.02%       2.02%       1.27%       1.02%
  Large Cap Growth Fund                     1.23%       1.98%       1.98%       1.23%       0.98%
  Pro Forma Combined Fund                   1.22%       1.97%       1.97%       1.22%       0.97%
---------------------------------------- ----------- ----------- ----------- ----------- -----------
 Waiver of Fund Expenses
  Capital Growth Fund(2)                   (0.12)%     (0.12)%     (0.12)%     (0.12)%     (0.12)%
  Large Cap Growth Fund(2)                 (0.08)%     (0.08)%     (0.08)%     (0.08)%     (0.08)%
  Pro Forma Combined Fund(3)               (0.07)%     (0.07)%     (0.07)%     (0.07)%     (0.07)%
---------------------------------------- ----------- ----------- ----------- ----------- -----------
 Net Expenses
  Capital Growth Fund(2)                    1.15%       1.90%       1.90%       1.15%       0.90%
  Large Cap Growth Fund(2)                  1.15%       1.90%       1.90%       1.15%       0.90%
  Pro Forma Combined Fund(3)                1.15%       1.90%       1.90%       1.15%       0.90%
---------------------------------------- ----------- ----------- ----------- ----------- -----------

(1)Other expenses includes a 0.25% shareholder servicing fee for Class S shares of each Fund.

(2)Certain service providers have contractually agreed to waive fees and reimburse other fund expenses until September 30, 2002, so that Total Fund Operating Expenses do not exceed 1.15%, 1.90%, 1.90%, 1.15% and 0.90%, respectively, for Class A, Class B, Class C, Class S and Class Y shares. These fee waivers and expense reimbursements may be terminated at any time after September 30, 2002 in the discretion of the service providers.

(3)In connection with the Reorganizations, the Adviser and FAIF have entered into an expense limitation agreement which provides that the Adviser will contractually limit Total Annual Fund Operating Expenses to not more than 1.15%, 1.90%, 1.90%, 1.15% and 0.90%, respectively, for Class A, Class B,
   Class C, Class S and Class Y shares for the period through June 30, 2003 (after which such expense limitations may be discontinued or modified by the Adviser in its discretion).

                  RELATIVE VALUE FUND AND LARGE CAP VALUE FUND

---------------------------------------- ----------- ----------- ----------- ----------- -----------
 ANNUAL FUND OPERATING
 EXPENSES                                 Class A     Class B     Class C     Class S     Class Y
---------------------------------------- ----------- ----------- ----------- ----------- -----------
 Management Fees
  Relative Value Fund                       0.65%       0.65%       0.65%       0.65%       0.65%
  Large Cap Value Fund                      0.65%       0.65%       0.65%       0.65%       0.65%
  Pro Forma Combined Fund                   0.65%       0.65%       0.65%       0.65%       0.65%
---------------------------------------- ----------- ----------- ----------- ----------- -----------
 Distribution and Service (12b-1) Fees
  Relative Value Fund                       0.25%       1.00%       1.00%       None        None
  Large Cap Value Fund                      0.25%       1.00%       1.00%       None        None
  Pro Forma Combined Fund                   0.25%       1.00%       1.00%       None        None
---------------------------------------- ----------- ----------- ----------- ----------- -----------
 Other Expenses(1)
  Relative Value Fund                       0.30%       0.30%       0.30%       0.55%       0.30%
  Large Cap Value Fund                      0.28%       0.28%       0.28%       0.53%       0.28%
  Pro Forma Combined Fund                   0.28%       0.28%       0.28%       0.53%       0.28%
---------------------------------------- ----------- ----------- ----------- ----------- -----------
 Total Annual Fund Operating Expenses
  Relative Value Fund                       1.20%       1.95%       1.95%       1.20%       0.95%
  Large Cap Value Fund                      1.18%       1.93%       1.93%       1.18%       0.93%
  Pro Forma Combined Fund                   1.18%       1.93%       1.93%       1.18%       0.93%
---------------------------------------- ----------- ----------- ----------- ----------- -----------
 Waiver of Fund Expenses
  Relative Value Fund(2)                   (0.05)%     (0.05)%     (0.05)%     (0.05)%     (0.05)%
  Large Cap Value Fund(2)                  (0.03)%     (0.03)%     (0.03)%     (0.03)%     (0.03)%
  Pro Forma Combined Fund(3)               (0.03)%     (0.03)%     (0.03)%     (0.03)%     (0.03)%
---------------------------------------- ----------- ----------- ----------- ----------- -----------
 Net Expenses
  Relative Value Fund(2)                    1.15%       1.90%       1.90%       1.15%       0.90%
  Large Cap Value Fund(2)                   1.15%       1.90%       1.90%       1.15%       0.90%
  Pro Forma Combined Fund(3)                1.15%       1.90%       1.90%       1.15%       0.90%
---------------------------------------- ----------- ----------- ----------- ----------- -----------

(1)Other expenses includes a 0.25% shareholder servicing fee for Class S shares of each Fund.

(2)Certain service providers have contractually agreed to waive fees and reimburse other fund expenses until September 30, 2002, so that Total Fund Operating Expenses do not exceed 1.15%, 1.90%, 1.90%, 1.15% and 0.90%, respectively, for Class A, Class B, Class C, Class S and Class Y shares. These fee waivers and expense reimbursements may be terminated at any time after September 30, 2002 in the discretion of the service providers.

(3)In connection with the Reorganizations, the Adviser and FAIF have entered into an expense limitation agreement which provides that the Adviser will contractually limit Total Annual Fund Operating Expenses to not more than 1.15%, 1.90%, 1.90%, 1.15% and 0.90%, respectively, for Class A, Class B,
   Class C, Class S and Class Y shares for the period through June 30, 2003 (after which such expense limitations may be discontinued or modified by the Adviser in its discretion).

                   GROWTH & INCOME FUND AND EQUITY INCOME FUND


---------------------------------------- ----------- ----------- ----------- ----------- -----------
 ANNUAL FUND OPERATING
 EXPENSES                                 Class A     Class B     Class C     Class S     Class Y
---------------------------------------- ----------- ----------- ----------- ----------- -----------
 Management Fees
  Growth & Income Fund                      0.65%       0.65%       0.65%       0.65%       0.65%
  Equity Income Fund                        0.65%       0.65%       0.65%       0.65%       0.65%
  Pro Forma Combined Fund                   0.65%       0.65%       0.65%       0.65%       0.65%
---------------------------------------- ----------- ----------- ----------- ----------- -----------
 Distribution and Service (12b-1) Fees
  Growth & Income Fund                      0.25%       1.00%       1.00%       None        None
  Equity Income Fund                        0.25%       1.00%       1.00%       None        None
  Pro Forma Combined Fund                   0.25%       1.00%       1.00%       None        None
---------------------------------------- ----------- ----------- ----------- ----------- -----------
 Other Expenses(1)
  Growth & Income Fund                      0.30%       0.30%       0.30%       0.55%       0.30%
  Equity Income Fund                        0.30%       0.30%       0.30%       0.55%       0.30%
  Pro Forma Combined Fund                   0.29%       0.29%       0.29%       0.54%       0.29%
---------------------------------------- ----------- ----------- ----------- ----------- -----------
 Total Annual Fund Operating Expenses
  Growth & Income Fund                      1.20%       1.95%       1.95%       1.20%       0.95%
  Equity Income Fund                        1.20%       1.95%       1.95%       1.20%       0.95%
  Pro Forma Combined Fund                   1.19%       1.94%       1.94%       1.19%       0.94%
---------------------------------------- ----------- ----------- ----------- ----------- -----------
 Waiver of Fund Expenses
  Growth & Income Fund(2)                  (0.05)%     (0.05)%     (0.05)%     (0.05)%     (0.05)%
  Equity Income Fund(2)                    (0.05)%     (0.05)%     (0.05)%     (0.05)%     (0.05)%
  Pro Forma Combined Fund(3)               (0.04)%     (0.04)%     (0.04)%     (0.04)%     (0.04)%
---------------------------------------- ----------- ----------- ----------- ----------- -----------
 Net Expenses
  Growth & Income Fund(2)                   1.15%       1.90%       1.90%       1.15%       0.90%
  Equity Income Fund(2)                     1.15%       1.90%       1.90%       1.15%       0.90%
  Pro Forma Combined Fund(3)                1.15%       1.90%       1.90%       1.15%       0.90%
---------------------------------------- ----------- ----------- ----------- ----------- -----------

(1)Other expenses includes a 0.25% shareholder servicing fee for Class S shares of each Fund.

(2)Certain service providers have contractually agreed to waive fees and reimburse other fund expenses until September 30, 2002, so that Total Fund Operating Expenses do not exceed 1.15%, 1.90%, 1.90%, 1.15% and 0.90%, respectively, for Class A, Class B, Class C, Class S and Class Y shares. These fee waivers and expense reimbursements may be terminated at any time after September 30, 2002 in the discretion of the service providers.

(3)In connection with the Reorganizations, the Adviser and FAIF have entered into an expense limitation agreement which provides that the Adviser will contractually limit Total Annual Fund Operating Expenses to not more than 1.15%, 1.90%, 1.90%, 1.15% and 0.90%, respectively, for Class A, Class B,
   Class C, Class S and Class Y shares for the period through June 30, 2003 (after which such expense limitations may be discontinued or modified by the Adviser in its discretion).

                  SCIENCE & TECHNOLOGY FUND AND TECHNOLOGY FUND

---------------------------------------- ----------- ----------- ----------- ----------- -----------
 ANNUAL FUND OPERATING
 EXPENSES                                 Class A     Class B     Class C     Class S     Class Y
---------------------------------------- ----------- ----------- ----------- ----------- -----------
 Management Fees
  Science & Technology Fund                 0.70%       0.70%       0.70%       0.70%       0.70%
  Technology Fund                           0.70%       0.70%       0.70%       0.70%       0.70%
  Pro Forma Combined Fund                   0.70%       0.70%       0.70%       0.70%       0.70%
---------------------------------------- ----------- ----------- ----------- ----------- -----------
 Distribution and Service (12b-1) Fees
  Science & Technology Fund                 0.25%       1.00%       1.00%       None        None
  Technology Fund                           0.25%       1.00%       1.00%       None        None
  Pro Forma Combined Fund                   0.25%       1.00%       1.00%       None        None
---------------------------------------- ----------- ----------- ----------- ----------- -----------
 Other Expenses(1)
  Science & Technology Fund                 0.71%       0.71%       0.71%       0.96%       0.71%
  Technology Fund                           0.63%       0.63%       0.63%       0.88%       0.63%
  Pro Forma Combined Fund                   0.46%       0.46%       0.46%       0.77%       0.46%
---------------------------------------- ----------- ----------- ----------- ----------- -----------
 Total Annual Fund Operating Expenses
  Science & Technology Fund                 1.66%       2.41%       2.41%       1.66%       1.41%
  Technology Fund                           1.58%       2.33%       2.33%       1.58%       1.33%
  Pro Forma Combined Fund                   1.37%       2.16%       2.16%       1.41%       1.16%
---------------------------------------- ----------- ----------- ----------- ----------- -----------
 Waiver of Fund Expenses
  Science & Technology Fund(2)             (0.43)%     (0.43)%     (0.43)%     (0.43)%     (0.43)%
  Technology Fund(2)                       (0.35)%     (0.35)%     (0.35)%     (0.35)%     (0.35)%
  Pro Forma Combined Fund(3)               (0.18)%     (0.18)%     (0.18)%     (0.18)%     (0.18)%
---------------------------------------- ----------- ----------- ----------- ----------- -----------
 Net Expenses
  Science & Technology Fund(2)              1.23%       1.98%       1.98%       1.23%       0.98%
  Technology Fund(2)                        1.23%       1.98%       1.98%       1.23%       0.98%
  Pro Forma Combined Fund(3)                1.23%       1.98%       1.98%       1.23%       0.98%
---------------------------------------- ----------- ----------- ----------- ----------- -----------

(1)Other expenses includes a 0.25% shareholder servicing fee for Class S shares of each Fund.

(2)Certain service providers have contractually agreed to waive fees and reimburse other fund expenses until September 30, 2002, so that Total Fund Operating Expenses do not exceed 1.23%, 1.98%, 1.98%, 1.23% and 0.98%, respectively, for Class A, Class B, Class C, Class S and Class Y shares. These fee waivers and expense reimbursements may be terminated at any time after September 30, 2002 in the discretion of the service providers.

(3)In connection with the Reorganizations, the Adviser and FAIF have entered into an expense limitation agreement which provides that the Adviser will contractually limit Total Annual Fund Operating Expenses to not more than 1.23%, 1.98%, 1.98%, 1.23% and 0.98%, respectively, for Class A, Class B,
   Class C, Class S and Class Y shares for the period through June 30, 2003 (after which such expense limitations may be discontinued or modified by the Adviser in its discretion).

EXAMPLES OF FUND EXPENSES

     The tables below show examples of the total expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The examples are intended to help you compare the cost of investing in each Voting Fund and corresponding Acquiring Fund, as well as the combined fund on a pro forma (estimated) basis, assuming the Reorganizations take place. The examples assume a 5% average annual return and that you reinvest all of your dividends. The examples also assume that total annual operating expenses remain the same throughout all periods but that the Adviser discontinues the expense limitation agreement for each Voting Fund and Acquiring Fund immediately after September 30, 2002, and for each pro forma combined fund immediately after June 30, 2003. THE EXAMPLES ARE FOR ILLUSTRATION ONLY, AND YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER.


                 CAPITAL GROWTH FUND AND LARGE CAP GROWTH FUND


--------------------------   --------   ---------   ---------   ---------
                             1 Year     3 Years     5 Years     10 Years
--------------------------   --------   ---------   ---------   ---------
 Capital Growth Fund
  Class A                    $661       $  919      $1,197      $1,988
  Class B(1)                 $693       $1,021      $1,276      $2,140
  Class B(2)                 $193       $  621      $1,076      $2,140
  Class C(1)                 $391       $  715      $1,165      $2,413
  Class C(2)                 $291       $  715      $1,165      $2,413
  Class S                    $117       $  391      $  685      $1,522
  Class Y                    $ 92       $  312      $  551      $1,236
--------------------------   --------   ---------   ---------   ---------
 Large Cap Growth Fund
  Class A                    $661       $  911      $1,181      $1,949
  Class B(1)                 $693       $1,013      $1,259      $2,102
  Class B(2)                 $193       $  613      $1,059      $2,102
  Class C(1)                 $391       $  707      $1,149      $2,375
  Class C(2)                 $291       $  707      $1,149      $2,375
  Class S                    $117       $  382      $  668      $1,480
  Class Y                    $ 92       $  304      $  534      $1,193
--------------------------   --------   ---------   ---------   ---------
 Pro Forma Combined Fund
  Class A                    $661       $  904      $1,172      $1,936
  Class B(1)                 $693       $1,006      $1,251      $2,092
  Class B(2)                 $193       $  606      $1,051      $2,092
  Class C(1)                 $391       $  700      $1,140      $2,363
  Class C(2)                 $291       $  700      $1,140      $2,363
  Class S                    $117       $  375      $  658      $1,467
  Class Y                    $ 92       $  297      $  524      $1,179
--------------------------   --------   ---------   ---------   ---------

(1)Assumes redemption at the end of each period.
(2)Assumes no redemption at the end of each period.

                  RELATIVE VALUE FUND AND LARGE CAP VALUE FUND

--------------------------   --------   ---------   ---------   ---------
                             1 Year     3 Years     5 Years     10 Years
--------------------------   --------   ---------   ---------   ---------
 Relative Value Fund
  Class A                    $661       $  905      $1,169      $1,920
  Class B(1)                 $693       $1,007      $1,247      $2,073
  Class B(2)                 $193       $  607      $1,047      $2,073
  Class C(1)                 $391       $  701      $1,137      $2,347
  Class C(2)                 $291       $  701      $1,137      $2,347
  Class S                    $117       $  376      $  655      $1,449
  Class Y                    $ 92       $  298      $  520      $1,161
--------------------------   --------   ---------   ---------   ---------
 Large Cap Value Fund
  Class A                    $661       $  901      $1,160      $1,900
  Class B(1)                 $693       $1,003      $1,239      $2,054
  Class B(2)                 $193       $  603      $1,039      $2,054
  Class C(1)                 $391       $  697      $1,128      $2,328
  Class C(2)                 $291       $  697      $1,128      $2,328
  Class S                    $117       $  372      $  646      $1,429
  Class Y                    $ 92       $  293      $  512      $1,140
--------------------------   --------   ---------   ---------   ---------
 Pro Forma Combined Fund
  Class A                    $661       $  899      $1,159      $1,899
  Class B(1)                 $693       $1,001      $1,237      $2,055
  Class B(2)                 $193       $  601      $1,037      $2,055
  Class C(1)                 $391       $  695      $1,127      $2,327
  Class C(2)                 $291       $  695      $1,127      $2,327
  Class S                    $117       $  369      $  644      $1,427
  Class Y                    $ 92       $  291      $  510      $1,138
--------------------------   --------   ---------   ---------   ---------

(1)Assumes redemption at the end of each period.
(2)Assumes no redemption at the end of each period.

                   GROWTH & INCOME FUND AND EQUITY INCOME FUND

--------------------------   --------   ---------   ---------   ---------
                             1 Year     3 Years     5 Years     10 Years
--------------------------   --------   ---------   ---------   ---------
 Growth & Income Fund
  Class A                    $661       $  905      $1,169      $1,920
  Class B(1)                 $693       $1,007      $1,247      $2,073
  Class B(2)                 $193       $  607      $1,047      $2,073
  Class C(1)                 $391       $  701      $1,137      $2,347
  Class C(2)                 $291       $  701      $1,137      $2,347
  Class S                    $117       $  376      $  655      $1,449
  Class Y                    $ 92       $  298      $  520      $1,161
--------------------------   --------   ---------   ---------   ---------
 Equity Income Fund
  Class A                    $661       $  905      $1,169      $1,920
  Class B(1)                 $693       $1,007      $1,247      $2,073
  Class B(2)                 $193       $  607      $1,047      $2,073
  Class C(1)                 $391       $  701      $1,137      $2,347
  Class C(2)                 $291       $  701      $1,137      $2,347
  Class S                    $117       $  376      $  655      $1,449
  Class Y                    $ 92       $  298      $  520      $1,161
--------------------------   --------   ---------   ---------   ---------
 Pro Forma Combined Fund
  Class A                    $661       $  900      $1,162      $1,908
  Class B(1)                 $693       $1,002      $1,241      $2,064
  Class B(2)                 $193       $  602      $1,041      $2,064
  Class C(1)                 $391       $  696      $1,130      $2,336
  Class C(2)                 $291       $  696      $1,130      $2,336
  Class S                    $117       $  371      $  648      $1,437
  Class Y                    $ 92       $  293      $  573      $1,148
--------------------------   --------   ---------   ---------   ---------


(1)Assumes redemption at the end of each period.
(2)Assumes no redemption at the end of each period.

                  SCIENCE & TECHNOLOGY FUND AND TECHNOLOGY FUND

----------------------------   --------   ---------   ---------   ---------
                               1 Year     3 Years     5 Years     10 Years
----------------------------   --------   ---------   ---------   ---------
 Science & Technology Fund
  Class A                      $668       $1,003      $1,361      $2,366
  Class B(1)                   $701       $1,108      $1,442      $2,514
  Class B(2)                   $201       $  708      $1,242      $2,514
  Class C(1)                   $399       $  801      $1,330      $2,776
  Class C(2)                   $299       $  801      $1,330      $2,776
  Class S                      $125       $  480      $  858      $1,922
  Class Y                      $100       $  402      $  727      $1,647
----------------------------   --------   ---------   ---------   ---------
 Technology Fund
  Class A                      $668       $  988      $1,329      $2,291
  Class B(1)                   $701       $1,092      $1,410      $2,440
  Class B(2)                   $201       $  692      $1,210      $2,440
  Class C(1)                   $399       $  785      $1,298      $2,704
  Class C(2)                   $299       $  785      $1,298      $2,704
  Class S                      $125       $  463      $  825      $1,843
  Class Y                      $100       $  386      $  693      $1,566
----------------------------   --------   ---------   ---------   ---------
 Pro Forma Combined Fund
  Class A                      $668       $  942      $1,250      $2,122
  Class B(1)                   $701       $1,045      $1,330      $2,277
  Class B(2)                   $201       $  645      $1,130      $2,277
  Class C(1)                   $399       $  739      $1,219      $2,543
  Class C(2)                   $299       $  739      $1,219      $2,543
  Class S                      $125       $  415      $  741      $1,663
  Class Y                      $100       $  337      $  607      $1,381
----------------------------   --------   ---------   ---------   ---------

(1)Assumes redemption at the end of each period.
(2)Assumes no redemption at the end of each period.

     HOW DO THE FUNDS' PERFORMANCE RECORDS COMPARE?

     The following tables set forth average annual total return information for certain classes of each Fund for the periods indicated. The Voting Funds have not offered Class C shares for a full calendar year and the Acquiring Funds have not offered Class S shares for a full calendar year. Therefore, there is no performance information presented in the table for such share classes of these Funds. The different share classes of each Fund are invested in the same portfolio of securities, and will have similar returns. However, Class Y shares have lower operating expenses than the other classes, and will have higher returns. Class S and Class A shares have similar operating expenses, and will have similar returns. Class B and Class C shares have higher operating expenses, and will have lower returns. PAST PERFORMANCE IS NOT AN INDICATION OF FUTURE RESULTS.


                  CAPITAL GROWTH FUND AND LARGE CAP GROWTH FUND

---------------------------  ------------------------------------------------------
                               AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2001
                             ------------------------------------------------------
                                                                         Since
                               1 Year      5 Years      10 Years      Inception(1)
---------------------------  ----------  -----------  ------------  ---------------
 Capital Growth Fund(2)
  Class A                     (28.23)%        N/A            N/A         (25.40)%
  Class B                     (28.42)%       5.58%           N/A         (11.58)%
  Class C(3)                     N/A          N/A            N/A            N/A
  Class S                     (24.05)%        N/A            N/A         (29.73)%
  Class Y                     (23.86)%        N/A            N/A           3.07%
---------------------------  ----------  -----------  ------------  ---------------
 Large Cap Growth Fund(4)
  Class A                     (35.58)%       1.86%           N/A           5.98%
  Class B                     (35.73)%       2.00%           N/A           8.88%
  Class C                     (33.66)%        N/A            N/A         (11.05)%
  Class S(3)                     N/A          N/A            N/A            N/A
  Class Y                     (31.64)%       3.29%           N/A           9.85%
---------------------------  ----------  -----------  ------------  ---------------

(1)Inception dates are March 31, 2000, December 12, 1994, September 24, 2001, December 11, 2000 and August 18, 1997, respectively, for Class A, Class B, Class C, Class S and Class Y of Capital Growth Fund and December 18, 1992, August 15, 1994, February 1, 1999, September 24, 2001 and August 2, 1994, respectively, for Class A, Class B, Class C, Class S and Class Y of Large Cap Growth Fund.

(2)On September 24, 2001, Capital Growth Fund became the successor by merger to Firstar Large Cap Growth Fund, a series of Firstar Funds, Inc. Prior to the merger, the First American fund had no assets or liabilities. Performance presented prior to September 24, 2001 represents that of Firstar Large Cap Growth Fund. Firstar Large Cap Growth Fund was organized on December 11, 2001 and, prior to that, was a separate series of Firstar Stellar Funds, Inc.

(3)No information is presented for Class C shares of Capital Growth Fund or Class S shares of Large Cap Growth Fund because such shares were not offered for a full calendar year.

(4)Prior to March 25, 1994, Boulevard Bank was the investment adviser of the fund.

                  RELATIVE VALUE FUND AND LARGE CAP VALUE FUND

---------------------------  ------------------------------------------------------
                               AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2001
                             ------------------------------------------------------
                                                                         Since
                               1 Year      5 Years      10 Years      Inception(1)
---------------------------  ----------  -----------  ------------  ---------------
 Relative Value Fund(2)
  Class A                     (10.56)%       7.70%        11.89%            N/A
  Class B                     (10.70)%        N/A           N/A           (0.08)%
  Class C(3)                     N/A          N/A           N/A             N/A
  Class S                      (5.37)%        N/A           N/A           (6.35)%
  Class Y                      (5.14)%        N/A           N/A            5.33%
---------------------------  ----------  -----------  ------------  ---------------
 Large Cap Value Fund
  Class A                     (12.93)%       4.80%        10.79%            N/A
  Class B                     (13.17)%       4.97%          N/A           10.95%
  Class C                     (10.41)%        N/A           N/A           (2.03)%
  Class S(3)                     N/A          N/A           N/A             N/A
  Class Y                      (7.71)%       6.27%          N/A           11.50%
---------------------------  ----------  -----------  ------------  ---------------

(1)Inception dates are June 5, 1991, March 31, 1998, September 24, 2001, December 11, 2000 and August 18, 1997, respectively, for Class A, Class B, Class C, Class S and Class Y of Relative Value Fund and December 22, 1987, August 15, 1994, February 1, 1999, September 24, 2001 and February 4, 1994, respectively, for Class A, Class B, Class C, Class S and Class Y of Large Cap Value Fund.

(2)On September 24, 2001, Relative Value Fund became the successor by merger to Firstar Relative Value Fund, a series of Firstar Funds, Inc. Prior to the merger, the First American fund had no assets or liabilities. Performance presented prior to September 24, 2001 represents that of Firstar Relative Value Fund. Firstar Relative Value Fund was organized on December 11, 2000 and, prior to that, was a separate series of Firstar Stellar Funds, Inc.

(3)No information is presented for Class C shares of Relative Value Fund or Class S shares of Large Cap Value Fund because such shares were not offered for a full calendar year.

                   GROWTH & INCOME FUND AND EQUITY INCOME FUND

---------------------------  ------------------------------------------------------
                               AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2001
                             ------------------------------------------------------
                                                                         Since
                               1 Year      5 Years      10 Years      Inception(1)
---------------------------  ----------  -----------  ------------  ---------------
 Growth & Income Fund(2)
  Class A                     (20.97)%       6.92%          N/A           13.05%
  Class B                     (21.13)%        N/A           N/A           (3.81)%
  Class C(3)                     N/A          N/A           N/A             N/A
  Class S                     (16.38)%        N/A           N/A          (15.26)%
  Class Y                     (16.18)%       8.40%        11.01%            N/A
---------------------------  ----------  -----------  ------------  ---------------
 Equity Income Fund(4)
  Class A                      (9.62)%       9.23%          N/A           10.65%
  Class B                      (9.30)%       9.42%          N/A           12.06%
  Class C                      (6.99)%        N/A           N/A            2.28%
  Class S(3)                     N/A          N/A           N/A             N/A
  Class Y                      (4.25)%      10.78%          N/A           13.07%
---------------------------  ----------  -----------  ------------  ---------------

(1)Inception dates are January 9, 1995, March 1, 1999, September 24, 2001, November 27, 2000 and December 29, 1989, respectively, for Class A, Class B, Class C, Class S and Class Y of Growth & Income Fund and December 18, 1992, August 15, 1994, February 1, 1999, September 24, 2001 and August 2, 1994, respectively, for Class A, Class B, Class C, Class S and Class Y of Equity Income Fund.

(2)On September 24, 2001, Growth & Income Fund became the successor by merger to Firstar Growth & Income Fund, a series of Firstar Funds, Inc. Prior to the merger, the First American fund had no assets or liabilities. Performance presented prior to September 24, 2001 represents that of Firstar Growth & Income Fund.

(3)No information is presented for Class C shares of Growth & Income Fund or Class S shares of Equity Income Fund because such shares were not offered for a full calendar year.

(4)Prior to March 25, 1994, Boulevard Bank was the investment adviser of the fund.

                  SCIENCE & TECHNOLOGY FUND AND TECHNOLOGY FUND

---------------------------  ------------------------------------------------------
                               AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2001
                             ------------------------------------------------------
                                                                         Since
                               1 Year      5 Years      10 Years      Inception(1)
---------------------------  ----------  -----------  ------------  ---------------
 Science & Technology Fund(2)
  Class A                     (54.30)%        N/A            N/A         (49.64)%
  Class B                     (54.39)%        N/A            N/A         (15.49)%
  Class C(3)                      N/A         N/A            N/A            N/A
  Class S                     (51.63)%        N/A            N/A         (58.65)%
  Class Y                     (51.45)%        N/A            N/A         (13.63)%
---------------------------  ----------  -----------  ------------  ---------------
 Technology Fund
  Class A                     (58.14)%      (1.30)%          N/A           9.54%
  Class B                     (58.26)%      (1.12)%          N/A          10.25%
  Class C                     (56.92)%        N/A            N/A         (54.35)%
  Class S(3)                     N/A          N/A            N/A            N/A
  Class Y                     (55.63)%       0.10%           N/A          10.59%
---------------------------  ----------  -----------  ------------  ---------------

(1)Inception dates are March 31, 2000, August 8, 1999, September 24, 2001, December 11, 2000 and August 9, 1999, respectively, for Class A, Class B, Class C, Class S and Class Y of Science & Technology Fund and April 4, 1994, August 15, 1994, February 1, 2000, September 24, 2001 and April 4, 1994, respectively, for Class A, Class B, Class C, Class S and Class Y of Technology Fund.

(2)On September 24, 2001, Science & Technology Fund became the successor by merger to Firstar Science & Technology Fund, a series of Firstar Funds, Inc. Prior to the merger, the First American fund had no assets or liabilities. Performance presented prior to September 24, 2001 represents that of Firstar Science & Technology Fund. Firstar Science & Technology Fund was organized on December 11, 2000 and, prior to that, was a separate series of Firstar Stellar Funds, Inc.

(3)No information is presented for Class C shares of Science & Technology Fund or Class S shares of Technology Fund because such shares were not offered for a full calendar year.

     Information concerning the factors that materially affected each Fund's performance during the fiscal year ended September 30, 2001, is excerpted from the Funds' annual report for such year and is included in Exhibit B to this Prospectus/Proxy Statement.

     WILL I BE ABLE TO PURCHASE AND REDEEM SHARES, EXCHANGE MY SHARES AND RECEIVE DIVIDENDS AND DISTRIBUTIONS THE SAME WAY?

     A Reorganization will not affect your right to purchase and redeem shares, to exchange among other First American funds and to receive dividends and distributions. For more information, see "Purchase and Redemption Procedures," "Exchange Privileges" and "Dividends and Distributions" below.

     WHAT WILL THE MANAGEMENT FEES BE AFTER THE REORGANIZATIONS?

     For its management and supervision of the daily business affairs of each combined Acquiring Fund, the Adviser will be entitled to receive a monthly fee at the annual rate of 0.65% for Large Cap Growth Fund, Large Cap Value Fund and Equity Income Fund, and an annual rate of 0.70% for Technology Fund, of each Fund's respective average daily net assets.

     The Adviser may, at its discretion, reduce or waive its fee or reimburse each Fund for certain of its other expenses in order to reduce the expense ratios. Unless otherwise agreed upon, the Adviser may also reduce or cease these voluntary waivers and reimbursements at any time. For the period from the date of the Reorganizations through June 30, 2003, the Adviser has contractually agreed to limit the annual total operating expenses of each combined Acquiring Fund in accordance with the amounts reflected in the tables under "How do the Funds' fees and expenses compare?" above.

                COMPARATIVE INFORMATION ON INVESTMENT OBJECTIVES,
                              STRATEGIES AND RISKS

     The following tables are a comparison of each Voting Fund and the corresponding Acquiring Fund with respect to their investment objectives and principal investment strategies, as set forth in the prospectus and Statement of Additional Information relating to the Funds. As more fully set forth below, the investment objectives and policies of each Voting Fund are similar, and in some cases identical, to those of the corresponding Acquiring Fund. Please carefully review the following tables. The investment objectives, policies and restrictions may have changed for certain funds since their inception. The investment objectives set forth below reflect the investment objectives as of the close of business on the day of the Reorganizations whether or not the Reorganizations are approved.

COMPARATIVE INFORMATION -- CAPITAL GROWTH FUND AND LARGE CAP GROWTH FUND

     As set forth in the tables below, the principal investment strategies of Capital Growth Fund and Large Cap Growth Fund are identical and the investment objectives are substantially similar.

------------------- ------------------------------------------------------------
                    CAPITAL GROWTH FUND
------------------- ------------------------------------------------------------
Investment          Maximize long-term returns.
Objective
------------------- ------------------------------------------------------------
Principal           Under normal market conditions, the fund invests primarily
Investment          (at least 80% of its total assets) in common stocks of
Strategies          companies that have market capitalizations of at least $5
                    billion at the time of purchase. The Adviser selects companies that it believes exhibit the potential for superior growth based on factors such as:

                       o  above average growth in revenue and earnings.

                       o  strong competitive position.

                       o  strong management.

                       o  sound financial condition.

                    Up to 25% of the fund's total assets may be invested in securities of foreign issuers which are either listed on a United States stock exchange or represented by American Depositary Receipts. These securities may be of the same type as the fund's permissible investments in United States domestic securities.
------------------- ------------------------------------------------------------

------------------- ------------------------------------------------------------
                    LARGE CAP GROWTH FUND
------------------- ------------------------------------------------------------
Investment          Long-term growth of capital.
Objective
------------------- ------------------------------------------------------------
Principal           Under normal market conditions, the fund invests primarily
Investment          (at least 80% of its total assets) in common stocks of
Strategies          companies that have market capitalizations of at least $5
                    billion at the time of purchase. The Adviser selects companies that it believes exhibit the potential for superior growth based on factors such as:

                       o  above average growth in revenue and earnings.

                       o  strong competitive position.

                       o  strong management.

                       o  sound financial condition.

                    Up to 25% of the fund's total assets may be invested in securities of foreign issuers which are either listed on a United States stock exchange or represented by American Depositary Receipts. The securities may be of the same type as the fund's permissible investments in United States domestic securities.
------------------- ------------------------------------------------------------

     Investments in Capital Growth Fund and Large Cap Growth Fund are subject to "primary" risks that are similar to each other, including:

     o RISKS OF COMMON STOCKS. Stocks may decline significantly in price over short or extended periods of time. Price changes may occur in the market as a whole, or they may occur in only a particular company, industry, or sector of the market. In addition, growth stocks and/or large-capitalization stocks may underperform the market as a whole.

     o FOREIGN SECURITY RISK. Securities of foreign issuers, even when dollar-denominated and publicly traded in the United States, may involve risks not associated with the securities of domestic issuers, including the risks of adverse currency fluctuations and of political or social instability or diplomatic developments that could adversely affect the securities.

     o RISKS OF SECURITIES LENDING. To generate additional income, each fund may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks, and other institutions. When a fund engages in this practice, it is subject to the risk that the other party to a securities lending agreement will default on its obligations.

     o RISKS OF DERIVATIVE INSTRUMENTS. Each fund may use derivatives such as options, futures contracts, and swaps, although the use of these instruments is not a principal investment strategy of either fund. A fund will suffer a loss in connection with its use of derivatives if securities prices do not move in the direction anticipated by the Adviser when entering into the derivative instrument.

COMPARATIVE INFORMATION -- RELATIVE VALUE FUND AND LARGE CAP VALUE FUND

     As set forth in the tables below, the principal investment strategies of Relative Value Fund and Large Cap Value Fund are identical and the investment objectives are substantially similar.

------------------- ------------------------------------------------------------
                    RELATIVE VALUE FUND
------------------- ------------------------------------------------------------
Investment          Maximize total return from capital appreciation plus income.
Objective
------------------- ------------------------------------------------------------
Principal           Under normal market conditions, the fund invests primarily
Investment          (at least 80% of its total assets) in common stocks of
Strategies          companies that cover a broad range of industries and that
                    have market capitalizations of at least $5 billion at the time of purchase. In selecting stocks, the Adviser invests in companies that it believes:

                       o are undervalued relative to other securities in the same industry or market.

                       o  exhibit good or improving fundamentals.

                       o exhibit an identifiable catalyst that could close the gap between market value and fair value over the next one to two years.

                    Up to 25% of the fund's total assets may be invested in securities of foreign issuers which are either listed on a United States stock exchange or represented by American Depositary Receipts. These securities may be of the same type as the fund's permissible investments in United States domestic securities.
------------------- ------------------------------------------------------------

------------------- ------------------------------------------------------------
                    LARGE CAP VALUE FUND
------------------- ------------------------------------------------------------
Investment          Capital appreciation as a primary objective, with current
Objective           income as a secondary objective.
------------------- ------------------------------------------------------------
Principal           Under normal market conditions, the fund invests primarily
Investment          (at least 80% of its total assets) in common stocks of
Strategies          companies that cover a broad range of industries and that
                    have market capitalizations of at least $5 billion at the time of purchase. In selecting stocks, the Adviser invests in companies that it believes:

                       o are undervalued relative to other securities in the same industry or market.

                       o  exhibit good or improving fundamentals.

                       o exhibit an identifiable catalyst that could close the gap between market value and fair value over the next one to two years.

                    Up to 25% of the fund's total assets may be invested in securities of foreign issuers which are either listed on a United States stock exchange or represented by American Depositary Receipts. These securities may be of the same type as the fund's permissible investments in United States domestic securities.
------------------- ------------------------------------------------------------

     Investments in Relative Value Fund and Large Cap Value Fund are subject to "primary" risks that are similar to each other, including:

     o RISKS OF COMMON STOCKS. Stocks may decline significantly in price over short or extended periods of time. Price changes may occur in the market as a whole, or they may occur in only a particular company, industry, or sector of the market. In addition, growth stocks and/or large-capitalization stocks may underperform the market as a whole.

     o FOREIGN SECURITY RISK. Securities of foreign issuers, even when dollar-denominated and publicly traded in the United States, may involve risks not associated with the securities of domestic issuers, including the risks of adverse currency fluctuations and of political or social instability or diplomatic developments that could adversely affect the securities.

     o RISKS OF SECURITIES LENDING. To generate additional income, each fund may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks, and other institutions. When a fund engages in this practice, it is subject to the risk that the other party to a securities lending agreement will default on its obligations.

     o RISKS OF DERIVATIVE INSTRUMENTS. Each fund may use derivatives such as options, futures contracts, and swaps, although the use of these instruments is not a principal investment strategy of either fund. A fund will suffer a loss in connection with its use of derivatives if securities prices do not move in the direction anticipated by the Adviser when entering into the derivative instrument.

COMPARATIVE INFORMATION -- GROWTH & INCOME FUND AND EQUITY INCOME FUND

     As set forth in the tables below, the investment objectives of Growth & Income Fund and Equity Income Fund are identical and the principal investment strategies are substantially similar.

------------------- ------------------------------------------------------------
                    GROWTH & INCOME FUND
------------------- ------------------------------------------------------------
Investment          Long-term growth of capital and income.
Objective
------------------- ------------------------------------------------------------
Principal           Under normal market conditions, the fund invests primarily
Investment          (at least 80% of its total assets) in equity securities of
Strategies          companies which the Adviser believes are characterized by:

                       o the ability to grow dividends at an above average rate.

                       o  the ability to finance expected growth.

                       o  strong management.

                    The fund will attempt to maintain a dividend that will grow quickly enough to keep pace with inflation. As a result, dividend paying equity securities will generally represent the core holdings of the fund. However, the fund also may invest in non-dividend paying securities if the Adviser believes they will help balance the portfolio. The fund's equity securities include common stocks and preferred stocks, and corporate debt securities which are convertible into common stocks. All securities held by the fund will provide current income at the time of purchase.

                    The fund invests up to 20% of its total assets in convertible debt securities in pursuit of both long-term growth of capital and income. The securities' conversion features provide long-term growth potential, while interest payments on the securities provide income. The fund may invest in convertible debt securities without regard to their ratings, and therefore may hold convertible debt securities which are rated lower than investment grade.

                    Up to 25% of the fund's total assets may be invested in securities of foreign issuers which are either listed on a United States stock exchange or represented by American Depositary Receipts. These securities may be of the same type as the fund's permissible investments in United States domestic securities.
------------------- ------------------------------------------------------------

------------------- ------------------------------------------------------------
                    EQUITY INCOME FUND
------------------- ------------------------------------------------------------
Investment          Long-term growth of capital and income.
Objective
------------------- ------------------------------------------------------------
Principal           Under normal market conditions, the fund invests primarily
Investment          (at least 80% of its total assets) in equity securities of
Strategies          companies which the Adviser believes are characterized by:

                       o  the ability to pay above average dividends.

                       o  the ability to finance expected growth.

                       o  strong management.

                    The fund will attempt to maintain a dividend that will grow quickly enough to keep pace with inflation. As a result, higher-yielding equity securities will generally represent the core holdings of the fund. However, the fund also may invest in lower-yielding, higher growth equity securities if the Adviser believes they will help balance the portfolio. The fund's equity securities include common stocks and preferred stocks, and corporate debt securities which are convertible into common stocks. All securities held by the fund will provide current income at the time of purchase.

                    The fund invests up to 25% of its total assets in convertible debt securities in pursuit of both long-term growth of capital and income. The securities' conversion features provide long-term growth potential, while interest payments on the securities provide income. The fund may invest in convertible debt securities without regard to their ratings, and therefore may hold convertible debt securities which are rated lower than investment grade.

                    Up to 25% of the fund's total assets may be invested in securities of foreign issuers which are either listed on a United States stock exchange or represented by American Depositary Receipts. These securities may be of the same type as the fund's permissible investments in United States domestic securities.
------------------- ------------------------------------------------------------

     Investments in Growth & Income Fund and Equity Income Fund are subject to "primary" risks that are similar to each other, including:

     o RISKS OF COMMON STOCKS. Stocks may decline significantly in price over short or extended periods of time. Price changes may occur in the market as a whole, or they may occur in only a particular company, industry, or sector of the market.

     o INTEREST RATE RISK. Debt securities typically decrease in value when interest rates rise. This risk is usually greater for longer-term debt securities.

     o CREDIT RISK. An issuer of debt securities may not make timely principal or interest payments on its securities, or the other party to a contract may default on its obligations.

     o RISKS OF NON-INVESTMENT GRADE SECURITIES. Each fund may invest up to 20% of its total assets in securities which are rated lower than investment grade. These securities, which are commonly called "high-yield" securities or "junk bonds," generally have more volatile prices and carry more risk to principal than investment grade securities. High yield securities may be more susceptible to real or perceived adverse economic conditions than investment grade securities. In addition, the secondary trading market may be less liquid.

     o FOREIGN SECURITY RISK. Securities of foreign issuers, even when dollar-denominated and publicly traded in the United States, may involve risks not associated with the securities of domestic issuers, including the risks of adverse currency fluctuations and of political or social instability or diplomatic developments that could adversely affect the securities.

     o RISKS OF SECURITIES LENDING. To generate additional income, each fund may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks, and other institutions. When a fund engages in this practice, it is subject to the risk that the other party to a securities lending agreement will default on its obligations.

     o RISKS OF DERIVATIVE INSTRUMENTS. Each fund may use derivatives such as options, futures contracts, and swaps, although the use of these instruments is not a principal investment strategy of either fund. A fund will suffer a loss in connection with its use of derivatives if securities prices do not move in the direction anticipated by the Adviser when entering into the derivative instrument.

COMPARATIVE INFORMATION -- SCIENCE & TECHNOLOGY FUND AND TECHNOLOGY FUND

     As set forth in the tables below, although the investment objectives of Science & Technology Fund and Technology Fund are identical, there are differences between the principal investment strategies. For example, Science and Technology Fund focuses on companies principally engaged in science or technology business activities, while Technology Fund invests primarily in technology-related stocks. In addition, there may be differences in the average or median market capitalizations of the funds' respective portfolios from time to time.

------------------- ------------------------------------------------------------
                    SCIENCE & TECHNOLOGY FUND
------------------- ------------------------------------------------------------
Investment          Maximize long-term growth of capital.
Objective
------------------- ------------------------------------------------------------
Principal           Under normal market conditions, the fund invests primarily
Investment          (at least 80% of its total assets) in equity securities of
Strategies          companies principally engaged in science and technology
                    business activities. The fund considers science and technology sectors to include companies whose primary business is to provide goods or services in the fields of science (e.g., health and medical) or technology (e.g., computers and communications). These may include companies that:

                       o  make or sell products used in health care.

                       o make or sell medical equipment and devices and related technologies.

                       o make or sell software or information-based services and consulting, communications and related services.

                       o design, manufacture or sell electronic components and systems.

                       o research, design, develop, manufacture or distribute products, processes or services that relate to hardware technology within the computer industry.

                       o develop, produce or distribute products or services in the computer, semi-conductor, electronics, communications, health care and biotechnology sectors.

                       o engage in the development, manufacturing or sale of communications services or communications equipment.

                    The Adviser believes that because of rapid advances in technology and science, an investment in companies with business operations in these areas will offer substantial opportunities for long-term capital appreciation. The fund's investments may include development stage companies (companies that do not have significant revenues) and small-and mid-capitalization companies.

                    Under certain market conditions, the fund may frequently invest in companies at the time of their initial public offering (IPO). By virtue of its size and institutional nature, the Adviser may have greater access than individual investors have to IPOs, including access to so-called "hot issues" which are generally traded in the aftermarket at prices in excess of the IPO price. IPOs will frequently be sold within 12 months of purchase which may result in increased short-term capital gains.

                    Up to 25% of the fund's total assets may be invested in securities of foreign issuers which are either listed on a United States stock exchange or represented by American Depositary Receipts. These securities may be of the same type as the fund's permissible investments in United States domestic securities.
------------------- ------------------------------------------------------------

------------------- ------------------------------------------------------------
                    TECHNOLOGY FUND
------------------- ------------------------------------------------------------
Investment          Long-term growth of capital.
Objective
------------------- ------------------------------------------------------------
Principal           Under normal market conditions, the fund invests primarily
Investment          (at least 80% of its total assets) in common stocks of
Strategies          companies which the Adviser believes either have, or will
                    develop, products, processes or services that will provide or will benefit significantly from technological innovations, advances and improvements. These may include:

                       o inexpensive computing power, such as personal computers.

                       o improved methods of communications, such as satellite transmission.

                       o technology related services such as internet related marketing services.

                    The prime emphasis of the fund is to identify companies which the Adviser believes are positioned to benefit from technological advances in areas such as semiconductors, computers, software, communications, and online services. Companies in which the fund invests may include development stage companies (companies that do not have significant revenues) and small capitalization companies. The Adviser will generally select companies that it believes exhibit strong management teams, a strong competitive position, above average growth in revenues and a sound balance sheet.

                    Under certain market conditions, the fund may frequently invest in companies at the time of their initial public offering (IPO). By virtue of its size and institutional nature, the Adviser may have greater access than individual investors have to IPOs, including access to so-called "hot issues" which are generally traded in the aftermarket at prices in excess of the IPO price. IPOs will frequently be sold within 12 months of purchase which may result in increased short-term capital gains.

                    Up to 25% of the fund's total assets may be invested in securities of foreign issuers which are either listed on a United States stock exchange or represented by American Depositary Receipts. These securities may be of the same type as the fund's permissible investments in United States domestic securities.
------------------- ------------------------------------------------------------

     Investments in Science & Technology Fund and Technology Fund are subject to "primary" risks that are similar to each other, including:

     o RISKS OF COMMON STOCKS. Stocks may decline significantly in price over short or extended periods of time. Price changes may occur in the market as a whole, or they may occur in only a particular company, industry, or sector of the market.

     o RISKS OF NON-DIVERSIFICATION. Each fund is non-diversified. This means that it may invest a larger portion of its assets in a limited number of companies than a diversified fund. Because a relatively high percentage of a fund's assets may be invested in the securities of a limited number of issuers, and because those issuers will be in the same or related economic sectors, the fund's portfolio securities may be more susceptible to any single economic, technological or regulatory occurrence than the portfolio securities of a diversified fund.

     o RISKS OF THE TECHNOLOGY SECTOR. Because each fund has a primary focus in technology related stocks, the funds are particularly susceptible to risks associated with the technology industry. Competitive pressures may have a significant effect on the financial condition of companies in that industry.

     o RISKS OF DEVELOPMENT STAGE, SMALL CAP AND MID-CAP STOCKS. Stocks of development stage and small capitalization companies involve substantial risk. These stocks historically have experienced greater price volatility than stocks of more established and larger capitalization companies, and they may be expected to do so in the future. While stocks of mid-cap companies may be slightly less volatile than those of small-cap companies, they still involve substantial risk and their prices may be subject to more abrupt or erratic movements than those of larger, more established companies of the market averages in general.

     o RISKS OF INITIAL PUBLIC OFFERINGS (IPOS). Companies involved in IPOs generally have limited operating histories and prospects for future profitability are uncertain. Prices of IPOs may also be unstable because of the absence of a prior public market, the small number of shares available for trading and limited investor information. IPOs will frequently be sold within 12 months of purchase. This may result in increased short-term capital gains, which will be taxable to shareholders as ordinary income.

     o FOREIGN SECURITY RISK. Securities of foreign issuers, even when dollar-denominated and publicly traded in the United States, may involve risks not associated with the securities of domestic issuers, including the risks of adverse currency fluctuations and of political or social instability or diplomatic developments that could adversely affect the securities.

     o RISKS OF SECURITIES LENDING. To generate additional income, each fund may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks, and other institutions. When a fund engages in this practice, it is subject to the risk that the other party to a securities lending agreement will default on its obligations.

     o RISKS OF DERIVATIVE INSTRUMENTS. Each fund may use derivatives such as options, futures contracts, and swaps, although the use of these instruments is not a principal investment strategy of either fund. A fund will suffer a loss in connection with its use of derivatives if securities prices do not move in the direction anticipated by the Adviser when entering into the derivative instrument.

     Science & Technology Fund's prospectus describes the following additional primary risk associated with investing in that fund:

     o RISKS OF THE SCIENCE SECTOR. Because the fund has a primary focus in science related stocks, it is particularly susceptible to risks associated with the science industry. Competitive pressures may have a significant effect on the financial condition of companies in that industry.

ADDITIONAL COMPARISON INFORMATION

     With respect to all of the Reorganizations, each Fund may invest some or all of its assets in money market instruments or utilize other investment strategies as a temporary defensive measure during, or in anticipation of, adverse market conditions. This strategy, which would be employed only in seeking to avoid losses, is inconsistent with the Funds' principal investment objectives and strategies, and could result in lower returns and loss of market opportunities. Although each Voting Fund and the corresponding Acquiring Fund have similar investment objectives and strategies, the securities held by a Voting Fund may be sold in significant amounts in order to comply with the policies and investment practices of the corresponding Acquiring Fund in connection with a Reorganization.

     Each Fund has other investment policies, practices and restrictions which, together with their related risks, are also set forth in the prospectus and Statement of Additional Information of the Funds and the Statement of Additional Information relating to this Prospectus/Proxy Statement.

                     ADDITIONAL INFORMATION ABOUT THE FUNDS

DISTRIBUTION OF SHARES

     The distribution arrangements applicable to Class A, Class B, Class C, Class S and Class Y shares of each Voting Fund are identical to the distribution arrangements of Class A, Class B, Class C, Class S and Class Y shares, respectively, of each Acquiring Fund. Quasar Distributors, LLC (the "Distributor"), an affiliate of the Adviser, is the principal underwriter for Class A, Class B, Class C, Class S and Class Y shares of each Fund. FAIF has entered into distribution agreements with the Distributor with respect to each class. Under Distribution Plans adopted by FAIF with respect to Class A, Class B and Class C shares pursuant to Rule 12b-1 under the 1940 Act (each, a "Distribution Plan"), Service Plans adopted by FAIF with respect to Class B and Class C shares (each, a "Service Plan"), and a Shareholder Service Plan and Agreement adopted by FAIF with respect to Class S shares (the "Shareholder Service Plan and Agreement"), the Class A, Class B, Class C and Class S shares of each Fund are authorized to pay the Distributor certain fees for expenses incurred in connection with the continuous distribution of shares of the Fund and/or for shareholder servicing as described below. There is no Distribution Plan or Service Plan in effect for Class Y shares.

     CLASS A SHARES. FAIF has adopted a Distribution Plan for Class A shares which provides that a Fund may pay to the Distributor a fee of up to 0.25% of the average daily net assets attributable to Class A shares which the distributor can use to compensate investment professionals, participating institutions and "one-stop" mutual fund networks (institutions) for providing ongoing shareholder services to shareholder accounts. For net asset value sales of Class A shares on which the institution receives a commission, the institution does not begin to receive its shareholder servicing fee until one year after such Class A shares are sold. The Distribution Plan provides that all or any portion of the total 0.25% fee may be payable as a shareholder servicing fee and all or any portion of such total fee may be payable as a distribution fee, as determined from time to time by FAIF's Board of Directors. Until further action by FAIF's Board of Directors, all of the 0.25% fee is designated and payable as a shareholder servicing fee.

     CLASS B SHARES. FAIF has adopted a Distribution Plan for Class B shares which provides that a Fund may pay to the Distributor a distribution fee of up to 0.75% of the average daily net assets attributable to Class B shares, which the Distributor retains to finance the payment of sales commissions to institutions which sell Class B shares. Distribution services and expenses include compensating dealers for sales of Class B shares, payments for other advertising and promotional expenses, preparation and distribution of sales literature and expenses incurred in connection with the costs of printing and mailing prospectuses, statements of additional information and shareholder reports to prospective investors. The Service Plan for Class B shares further provides that a Fund may pay the Distributor a shareholder servicing fee of up to 0.25% of the average daily net assets attributable to Class B shares, which the distributor can use to compensate investment professionals, participating institutions and "one-stop" mutual fund networks (institutions) for providing ongoing shareholder services to shareholder accounts. The Service Plan provides compensation for personal, ongoing servicing and/or maintenance of shareholder accounts, including administrative or accounting services.

     CLASS C SHARES. FAIF has adopted a Distribution Plan for Class C shares which provides that a Fund may pay to the Distributor a distribution fee of up to 0.75% of the average daily net assets attributable to Class C shares. The Distributor may use the distribution fee to provide compensation to institutions through which shareholders hold their shares beginning one year after purchase. The Service Plan for Class C shares further provides that a Fund may pay the Distributor a shareholder servicing fee of up to 0.25% of the average daily net assets attributable to Class C shares, which the distributor can use to compensate investment professionals, participating institutions and "one-stop" mutual fund networks (institutions) for providing ongoing shareholder services to shareholder accounts. The Service Plan provides compensation for personal, ongoing servicing and/or maintenance of shareholder accounts, including administrative or accounting services.

     CLASS S SHARES. FAIF has adopted a Shareholder Service Plan and Agreement for Class S shares which provides that a Fund may pay to the Distributor a shareholder servicing fee of up to 0.25% of the average daily net assets attributable to Class S shares. The Distributor can use the shareholder servicing fee to compensate investment professionals, participating institutions and "one stop" mutual fund networks (institutions) for providing ongoing shareholder services to shareholder accounts. The shareholder servicing fee may be used to provide ongoing service and/or maintenance of shareholder accounts including administrative or accounting services.

     CLASS Y SHARES. Class Y shares are not subject to any 12b-1 (distribution) or shareholder servicing fees.

     In addition to distribution and/or shareholder servicing fees paid by the Funds, the Adviser or one of its affiliates may make payments to investment professionals and financial institutions, using their own assets, in exchange for sales and/or administrative services performed on behalf of the investment professional's or financial institution's customers.

PURCHASE AND REDEMPTION PROCEDURES

     Purchases of Class A, Class B and Class C shares of the Funds are made through dealers, at the net asset value per share next determined after receipt of the purchase order by the Transfer Agent, plus a sales charge which may be imposed (i) at the time of purchase (Class A or Class C shares) and/or (ii) on a deferred basis (Class B or Class C shares).

     The minimum initial investment for Class A, Class B and Class C shares of each Fund is $1,000 ($250 for a retirement plan or a Uniform Gifts to Minors Act/Uniform Transfers to Minors Act (UGMA/UTMA) account), and the minimum subsequent investment is $100 for such classes ($25 for a retirement plan or an UGMA/UTMA account). Class A shares of each Fund are sold with an initial sales charge of up to 5.50% of the purchase price. Certain investors are eligible to purchase Class A shares without a sales charge. Class B shares of each Fund are sold without an initial sales charge but are subject to a contingent deferred sales charge ("CDSC") (declining from 5% to 0% of the lower of the amount invested or the redemption proceeds) which will be imposed on certain redemptions made within six years of purchase. This CDSC will be waived under certain conditions. Although Class B shares are subject to higher ongoing distribution-related expenses than Class A shares, Class B shares will automatically convert to Class A shares of the same Fund (which are subject to lower ongoing distribution-related expenses) eight years after the calendar month in which the purchase order for Class B shares was accepted. Class C shares of each Fund are subject to an initial sales charge equal to 1% of the purchase price and a 1% CDSC on redemptions within 18 months after purchase. Like Class B shares, the CDSC will be waived under certain conditions. Also like Class B shares, Class C shares are subject to higher ongoing distribution-related expenses than Class A shares but, unlike Class B shares, Class C shares do not convert to another class.

     Class S and Class Y shares of each Fund are sold through banks and other financial institutions that have entered into sales agreements with the Distributor. Class S and Class Y shares are available to a limited group of investors, and are typically held pursuant to an omnibus account arrangement with the transfer agent. Class S and Class Y shares are sold at their net asset value per share without either an initial sales charge or CDSC.

     Shares of each Fund may be redeemed at any time at the net asset value next determined after the order is accepted by the Fund. As indicated above, the proceeds of redemptions of Class B and Class C shares (and Class A shares originally purchased as part of an investment of $1 million or more on which no front-end sales charge was paid) may be subject to a CDSC.

EXCHANGE PRIVILEGES

     The exchange privileges available to Class A, Class B, Class C, Class S and Class Y shareholders of each Voting Fund are identical to the exchange privileges of Class A, Class B, Class C, Class S and Class Y shareholders, respectively, of each Acquiring Fund. Shareholders of each Fund may exchange shares of the Fund for the same class of shares of any other series of the First American funds. No fee will be charged upon the exchange of shares. Generally, shares may be exchanged only for shares of the same class. However, Class A shares may be exchanged for Class S shares or Class Y shares of the same or another First American fund when Class A shareholders become eligible to participate in Class S or Class Y. Shares of a Fund subject to an exchange will be processed at net asset value per share of each fund at the time of the exchange. In determining the CDSC applicable to shares being redeemed subsequent to an exchange or, in the case of Class B shares, calculating when shares convert to Class A shares, the length of time the shares were held prior to the exchange will be taken into account.

DIVIDENDS AND DISTRIBUTIONS

     Each Fund declares and pays dividends of investment income, if any, at least quarterly, in the case of Science & Technology Fund, and monthly for the other Funds, and makes distributions of capital gains, if any, at least annually. Unless notified otherwise, dividends and capital gains distributions, if any, will be automatically reinvested in shares of the same Fund and class on which they were paid at net asset value. Such reinvestments automatically occur on the payment date of such dividends and capital gains distributions. Alternatively, shareholders may request that dividends and capital gains distributions be reinvested in another First American fund or paid in cash. An Acquired Fund's shareholder's election with respect to reinvestment of dividends and distributions will be automatically applied with respect to Fund shares he or she receives pursuant to the respective Plans.

     The Funds have each qualified and intend to continue to qualify to be treated as regulated investment companies under the Code. To remain qualified as a regulated investment company, a Fund must distribute 90% of its taxable and tax-exempt income and diversify its holdings as required by the 1940 Act and the Code. While so qualified, so long as each Fund distributes all of its net investment company taxable and tax-exempt income and any net realized gains to shareholders, it is expected that a Fund will not be required to pay any federal income taxes on the amounts distributed to the shareholders.

ADDITIONAL INFORMATION

     Information concerning the Funds is incorporated by reference from the current prospectuses of FAIF related to the designated share classes of each Voting Fund and Acquiring Fund and dated January 28, 2002, accompanying this Prospectus/Proxy Statement and forming part of the Registration Statement on Form N-1A which has been filed with the SEC. FAIF is subject to the informational requirements of the Securities Exchange Act of 1934 and the 1940 Act, and in accordance therewith file reports and other information including proxy material and charter documents with the SEC. These items can be inspected and copied at the Public Reference Facilities maintained by the SEC at 450 Fifth Street, N.W., Washington, D.C. 20549, and at the SEC's Regional Offices located at Citicorp Center, 500 West Madison Street, Chicago, Suite 1400, Illinois 60661-2511 and at Woolworth Building, 233 Broadway, New York, New York 10279. Copies of such materials can also be obtained at prescribed rates from the Public Reference Branch, Office of Consumer Affairs and Information Services, Securities and Exchange Commission, Washington, D.C. 20549.

                      INFORMATION ABOUT THE REORGANIZATIONS

REASONS FOR THE REORGANIZATIONS

     At a meeting held on February 21, 2002, the Board of Directors of FAIF, including the Disinterested Directors, determined that it is advantageous to combine each Voting Fund with the corresponding Acquiring Fund. As discussed in detail above under "Comparative Information on Investment Objectives, Strategies and Risks," each Voting Fund and corresponding Acquiring Fund has similar investment objectives, strategies and risks. The Funds also have the same Adviser and the same distributor, custodian, transfer agent and auditors.

     The Board of Directors of FAIF has determined that the Reorganizations are expected to provide certain benefits to the Voting Funds and the Acquiring Funds and that each of the Reorganizations is in the best interests of each Fund and its respective shareholders. The Board of Directors has also determined that the interests of the existing shareholders of each Fund will not be diluted as a result of the Reorganizations. In making such determinations, the Board evaluated and considered extensive information provided by the management of FAIF, and the Adviser, and reviewed various factors about the Funds and the proposed Reorganizations.

     Among other factors, the Board considered:

     o the potential opportunity for better investment performance due to the Adviser's ability to focus its resources on fewer products;

     o the potential for reduced operating expenses over time which may result from fixed and relatively fixed costs associated with operating each fund being spread over a larger asset base;

     o the potential for individual FAIF Funds to use their increased asset size to achieve greater portfolio diversification and to engage in block trading and other investment transactions on potentially more advantageous terms;

     o    the terms and conditions of each Reorganization;

     o the tax-free nature of each Reorganization to each Fund and their shareholders;

     o the fact that in no event will the holders of Voting Fund shares become subject to a less advantageous total expense "cap" as a result of the proposed combination of Funds;

     o that the Adviser has contractually agreed to limit the total annual operating expenses of each Acquiring Fund through June 30, 2003;

     o the fact that the advisory fees, Rule 12b-1 fees and sales charges would remain constant for Voting Fund shareholders;

     o the potential elimination of confusion among shareholders with respect to products that may be considered duplicative;

     o each Acquiring Fund's agreements that (a) in determining contingent deferred sales charges applicable to Class B or Class C shares issued by it in the Reorganization and, with respect to Class B shares, the date upon which such shares convert to Class A shares, it shall give credit for the period during which the holders thereof held the Class B or Class C shares of the Selling Fund in exchange for which such Acquiring Fund shares were issued; and (b) in the event that Class A shares of the Acquiring Fund are distributed in the Reorganization to former holders of Class A shares of the Selling Fund with respect to which the front-end sales charge was waived due to a purchase of $1 million or more, it shall give credit for the period during which the holder thereof held such Selling Fund shares for purposes in determining whether a deferred sales charge is payable upon the sale of such Class A shares of the Acquiring Fund; and

     o that the Adviser will bear the expenses associated with the Reorganizations.

     The Board also considered the potential benefits to the Adviser which could result from the proposed Reorganizations. The Board recognized that to the extent the Adviser determines to waive advisory fees in the future, to the extent that the Acquiring Funds realize overall expense ratios before fee waivers consistent with those before the Reorganizations, the combination of Funds would have the effect of decreasing the cost to the Adviser of providing such waivers. The Board also noted, however, that the Adviser is not obligated to make any such waivers (beyond the contractual period) and that, in any event, the proposed Reorganizations are expected to provide other benefits to shareholders.

     After consideration of the factors noted above, together with other factors and information considered to be relevant, and recognizing that there can be no assurance that any operating efficiencies or other benefits will in fact be realized, the Board of Directors of FAIF concluded that the proposed Reorganizations, as applicable, would be in the best interests of each Voting Fund and their respective shareholders. Consequently, they approved the Plans and directed that the respective Plans be submitted to shareholders of the Voting Funds for approval.

     The directors of FAIF have also approved the Plans on behalf of the Acquiring Funds.

AGREEMENTS AND PLANS OF REORGANIZATION

     The following summary is qualified in its entirety by reference to the Plans (a form of which is attached as Exhibit A to this Prospectus/Proxy Statement).

     Each Plan provides that all of the assets of the respective Voting Fund will be acquired by the corresponding Acquiring Fund in exchange for Class A, Class B, Class C, Class S and Class Y shares of the corresponding Acquiring Fund and the assumption by the corresponding Acquiring Fund of the identified liabilities of the Voting Fund on or about May 20, 2002, or such other date as may be agreed upon by the parties (the "Closing Date"). The Acquiring Funds will not assume any liabilities or obligations of the respective Voting Fund other than those reflected in an unaudited statement of assets and liabilities of the Voting Fund prepared as of the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern Time, on the business day immediately prior to the Closing Date (the "Valuation Time").

     At or prior to the Closing Date, the Voting Funds will each declare a dividend or dividends and distribution or distributions which, together with all previous dividends and distributions, shall have the effect of distributing to the Voting Fund's shareholders all of the Voting Fund's investment company taxable income for the taxable period ending on the Closing Date (computed without regard to any deduction for dividends paid) and all of its net capital gains realized in all taxable periods ending on the Closing Date (after reductions for any capital loss carryovers).

     With respect to each Reorganization, the number of full and fractional Class A, Class B, Class C, Class S and Class Y shares of each corresponding Acquiring Fund to be received by the shareholders of each Voting Fund will be determined by multiplying the number of outstanding full and fractional shares of each class of the Voting Fund by a factor which shall be computed by dividing the net asset value per share of each class of the Voting Fund by the net asset value per share of the respective classes of the corresponding Acquiring Fund. These computations will take place as of the Valuation Time. For each Voting Fund, its net asset value per share will be determined by dividing assets, less liabilities, in each case attributable to the respective class, by the total number of outstanding shares of such class.

     The co-administrator for the Voting Funds will compute the value of each Voting Fund's respective portfolio of securities. The method of valuation employed will be consistent with the procedures set forth in the prospectus and Statement of Additional Information relating to the applicable Acquiring Fund, Rule 22c-1 under the 1940 Act, and with the interpretations of that Rule by the SEC's Division of Investment Management.

     Each Voting Fund will liquidate and distribute pro rata to shareholders of record as of the close of business on the business day immediately prior to the Closing Date the full and fractional Class A, Class B, Class C, Class S and Class Y shares of voting stock of the applicable Acquiring Fund received by the Voting Fund. Voting Fund shareholders will receive Acquiring Fund shares of the same class as their Voting Fund shares and having a net asset value equal to the total net asset value of their Voting Fund shares as of the Valuation Time. The liquidation and distribution will be accomplished by the establishment of accounts in the names of each Voting Fund's shareholders on the applicable Acquiring Fund's share records of its transfer agent. Each account will represent the respective pro rata number of full and fractional Class A, Class B, Class C, Class S and Class Y shares of voting stock of the applicable

Acquiring Fund due to the Voting Fund's shareholders. All issued and outstanding shares of each Voting Fund will be canceled. The shares of voting stock of the applicable Acquiring Fund to be issued will have no preemptive or conversion rights and no share certificates will be issued. After these distributions and the winding up of its affairs, each Voting Fund will be terminated.

     The consummation of each Reorganization is subject to the conditions set forth in the Plan, including approval, as applicable, by the Voting Fund's shareholders, accuracy of various representations and warranties and receipt of opinions of counsel. Notwithstanding approval of a Voting Fund's shareholders, the Plan may be terminated with respect to a Reorganization (a) by the mutual agreement of the Voting Fund and the applicable Acquiring Fund; or (b) at or prior to the Closing Date by either party (1) because of a breach by the other party of any representation, warranty, or agreement contained in the Plan to be performed at or prior to the Closing Date if not cured within 30 days, or (2) because a condition to the obligation of the terminating party has not been met and it reasonably appears that it cannot be met.

     Whether or not a Reorganization is consummated, the Adviser will pay the expenses incurred by each Voting Fund and the corresponding Acquiring Fund in connection with that Reorganization (including the cost of any proxy-soliciting agent). No portion of the expenses will be borne directly or indirectly by a Voting Fund, the corresponding Acquiring Fund or their shareholders.

     If a Voting Fund's shareholders do not approve the respective Reorganization, the directors of FAIF will consider other possible courses of action which may be in the best interests of shareholders.

FEDERAL INCOME TAX CONSEQUENCES

     Each Reorganization is intended to qualify for Federal income tax purposes as a tax-free reorganization described in Section 368(a) of the Internal Revenue Code of 1986, as amended ("Code"), with no gain or loss recognized as a consequence of the Reorganizations by the Voting Funds, the Acquiring Funds or the shareholders of any Fund. As a condition to the closing of a Reorganization, the parties will receive a legal opinion to that effect. That opinion will be based upon certain representations and warranties made by the Funds and certifications received from each of the Funds and certain of their service providers.

     As of September 30, 2001, Capital Growth Fund, Growth & Income Fund and Science & Technology Fund had capital loss carryforwards in excess of $12.7 million, $20.6 million and $51.3 million, respectively. Capital loss carryforwards are considered valuable tax attributes because they may reduce a fund's future net capital gains and/or net investment income and thus reduce the taxable capital gains and/or net investment income that is distributed to fund shareholders. The proposed Reorganizations would affect the use of these capital loss carryforwards. If there were no such Reorganizations, these respective carryforwards would only benefit the shareholders of Capital Growth Fund, Growth & Income Fund and Science & Technology Fund. If the Reorganizations occur, the respective capital loss carryforwards will become tax attributes of the respective Acquiring Funds. This means that any associated tax benefits would inure to all shareholders of the respective combined Acquiring Funds (i.e., both pre-Reorganization shareholders of the respective Voting Funds and pre-Reorganization shareholders of the respective Acquiring Funds). The utilization of the capital loss carryforwards by the respective combined Acquiring Funds following the Reorganizations may be subject to various limitations including an annual limitation on the amount of capital loss carryforwards that can be utilized by the combined Acquiring Funds. Considering the amounts of the respective capital loss carryforwards, these limitations may be significant. Regulated investment companies may generally carry capital losses forward for eight tax years. As a result of the Reorganizations, the respective capital loss carryforward periods of Capital Growth Fund, Growth & Income Fund and Science & Technology Fund would effectively be reduced by one tax year. The possible annual limitation on the utilization of these capital loss carryforwards and the loss of one tax year of the respective capital loss carryforward periods may result in a larger amount of these capital loss carryforwards expiring without being utilized than if the Reorganizations did not occur.

     You should consult your tax advisor regarding the effect, if any, of a proposed Reorganization in light of your individual circumstances. Since the foregoing discussion only relates to the Federal income tax consequences of the Reorganizations, you should also consult your tax advisor as to state and other local tax consequences, if any, of a Reorganization. It should be noted that no rulings have been sought from the Internal Revenue Service ("IRS") and that an opinion of counsel is not binding on the IRS or any court. If the IRS were to successfully assert that a proposed transaction is taxable, then the proposed transaction would be treated as a taxable sale of the Voting Fund's assets to the corresponding Acquiring Fund followed by the taxable liquidation of the Voting Fund, and shareholders of the Voting Fund would recognize gain or loss as a result of such transaction.

PRO-FORMA CAPITALIZATION

     The following tables set forth the capitalization of each Voting Fund and the corresponding Acquiring Fund as of September 30, 2001 and the capitalization of the combined Acquiring Fund on a pro forma basis as of that date, giving effect to the proposed acquisitions of assets of the Voting Fund at its then current net asset value.


          CAPITALIZATION OF CAPITAL GROWTH FUND, LARGE CAP GROWTH FUND
                           AND PRO FORMA COMBINED FUND
                  (AMOUNTS IN THOUSANDS, EXCEPT PER SHARE DATA)

------------------------- ---------------------- ----------------------- ---------------------
                              CAPITAL GROWTH         LARGE CAP GROWTH          PRO FORMA
                                    FUND                   FUND              COMBINED FUND
------------------------- ---------------------- ----------------------- ---------------------
Total Net Assets
  Class A                        $  8,597               $ 85,443               $ 94,040
------------------------- ---------------------- ----------------------- ---------------------
  Class B                        $ 46,103               $ 17,976               $ 64,079
------------------------- ---------------------- ----------------------- ---------------------
  Class C                             N/A               $ 13,177               $ 13,177
------------------------- ---------------------- ----------------------- ---------------------
  Class S                        $ 11,882                    N/A               $ 11,882
------------------------- ---------------------- ----------------------- ---------------------
  Class Y                        $131,961               $594,163               $726,124
------------------------- ---------------------- ----------------------- ---------------------
  Total                          $198,543               $710,759               $909,302
------------------------- ---------------------- ----------------------- ---------------------
Net Asset Value Per Share
  Class A                        $  14.68               $   9.33               $  14.68*
------------------------- ---------------------- ----------------------- ---------------------
  Class B                        $  14.59               $   8.96               $  14.59*
------------------------- ---------------------- ----------------------- ---------------------
  Class C                             N/A               $   9.14               $  14.68*
------------------------- ---------------------- ----------------------- ---------------------
  Class S                        $  14.69               $   9.33               $  14.69*
------------------------- ---------------------- ----------------------- ---------------------
  Class Y                        $  14.77               $   9.44               $  14.77*
------------------------- ---------------------- ----------------------- ---------------------
Shares Outstanding
  Class A                             586                  9,156                  6,406
------------------------- ---------------------- ----------------------- ---------------------
  Class B                           3,159                  2,006                  4,391
------------------------- ---------------------- ----------------------- ---------------------
  Class C                             N/A                  1,442                    898
------------------------- ---------------------- ----------------------- ---------------------
  Class S                             809                    N/A                    809
------------------------- ---------------------- ----------------------- ---------------------
  Class Y                           8,932                 62,914                 49,160
------------------------- ---------------------- ----------------------- ---------------------

------------------
*Following the Reorganization, Large Cap Growth Fund will assume and publish the investment performance record of Capital Growth Fund.

           CAPITALIZATION OF RELATIVE VALUE FUND, LARGE CAP VALUE FUND
                           AND PRO FORMA COMBINED FUND
                  (AMOUNTS IN THOUSANDS, EXCEPT PER SHARE DATA)

------------------------- ---------------------- ----------------------- ----------------------
                              RELATIVE VALUE         LARGE CAP VALUE           PRO FORMA
                                  FUND                    FUND               COMBINED FUND
------------------------- ---------------------- ----------------------- ----------------------
Total Net Assets
  Class A                       $ 33,288               $   94,064             $  127,352
------------------------- ---------------------- ----------------------- ----------------------
  Class B                       $ 12,081               $   38,108             $   50,189
------------------------- ---------------------- ----------------------- ----------------------
  Class C                            N/A               $   10,141             $   10,141
------------------------- ---------------------- ----------------------- ----------------------
  Class S                       $ 34,004                      N/A             $   34,004
------------------------- ---------------------- ----------------------- ----------------------
  Class Y                       $344,495               $  970,190             $1,314,685
------------------------- ---------------------- ----------------------- ----------------------
  Total                         $423,868               $1,112,503             $1,536,371
------------------------- ---------------------- ----------------------- ----------------------
Net Asset Value Per Share
  Class A                       $  24.09               $    15.98             $    15.98
------------------------- ---------------------- ----------------------- ----------------------
  Class B                       $  24.01               $    15.71             $    15.71
------------------------- ---------------------- ----------------------- ----------------------
  Class C                       $  24.09               $    15.90             $    15.90
------------------------- ---------------------- ----------------------- ----------------------
  Class S                       $  24.06               $    15.97             $    15.97
------------------------- ---------------------- ----------------------- ----------------------
  Class Y                       $  24.12               $    16.02             $    16.02
------------------------- ---------------------- ----------------------- ----------------------
Shares Outstanding
  Class A                          1,382                    5,888                  7,971
------------------------- ---------------------- ----------------------- ----------------------
  Class B                            503                    2,425                  3,194
------------------------- ---------------------- ----------------------- ----------------------
  Class C                            N/A                      638                    638
------------------------- ---------------------- ----------------------- ----------------------
  Class S                          1,413                      N/A                  2,129
------------------------- ---------------------- ----------------------- ----------------------
  Class Y                         14,285                   60,564                 82,068
------------------------- ---------------------- ----------------------- ----------------------

           CAPITALIZATION OF GROWTH & INCOME FUND, EQUITY INCOME FUND
                           AND PRO FORMA COMBINED FUND
                  (AMOUNTS IN THOUSANDS, EXCEPT PER SHARE DATA)

------------------------- ---------------------- ----------------------- ----------------------
                              GROWTH & INCOME         EQUITY INCOME            PRO FORMA
                                    FUND                   FUND              COMBINED FUND
------------------------- ---------------------- ----------------------- ----------------------
Total Net Assets
  Class A                         $150,323               $ 24,557             $  174,880
------------------------- ---------------------- ----------------------- ----------------------
  Class B                         $ 11,612               $ 11,516             $   23,128
------------------------- ---------------------- ----------------------- ----------------------
  Class C                              N/A               $  8,028             $    8,028
------------------------- ---------------------- ----------------------- ----------------------
  Class S                         $ 44,821               $    328             $   45,149
------------------------- ---------------------- ----------------------- ----------------------
  Class Y                         $497,782               $267,361             $  765,143
------------------------- ---------------------- ----------------------- ----------------------
  Total                           $704,538               $311,790             $1,016,328
------------------------- ---------------------- ----------------------- ----------------------
Net Asset Value Per Share
  Class A                         $  31.16               $  12.13             $    12.13
------------------------- ---------------------- ----------------------- ----------------------
  Class B                         $  30.86               $  12.07             $    12.07
------------------------- ---------------------- ----------------------- ----------------------
  Class C                         $  31.17               $  12.09             $    12.09
------------------------- ---------------------- ----------------------- ----------------------
  Class S                         $  31.14               $  12.12             $    12.12
------------------------- ---------------------- ----------------------- ----------------------
  Class Y                         $  31.21               $  12.20             $    12.20
------------------------- ---------------------- ----------------------- ----------------------
Shares Outstanding
  Class A                            4,824                  2,025                 14,418
------------------------- ---------------------- ----------------------- ----------------------
  Class B                              376                    954                  1,916
------------------------- ---------------------- ----------------------- ----------------------
  Class C                              N/A                    664                    664
------------------------- ---------------------- ----------------------- ----------------------
  Class S                            1,439                     27                  3,725
------------------------- ---------------------- ----------------------- ----------------------
  Class Y                           15,951                 21,916                 62,718
------------------------- ---------------------- ----------------------- ----------------------

          CAPITALIZATION OF SCIENCE & TECHNOLOGY FUND, TECHNOLOGY FUND
                           AND PRO FORMA COMBINED FUND
                  (AMOUNTS IN THOUSANDS, EXCEPT PER SHARE DATA)

------------------------- ---------------------- ----------------------- ----------------------
                           SCIENCE & TECHNOLOGY        TECHNOLOGY              PRO FORMA
                                   FUND                   FUND               COMBINED FUND
------------------------- ---------------------- ----------------------- ----------------------
Total Net Assets
  Class A                        $   988               $ 29,084                 $ 30,072
------------------------- ---------------------- ----------------------- ----------------------
  Class B                        $ 3,563               $ 15,974                 $ 19,537
------------------------- ---------------------- ----------------------- ----------------------
  Class C                            N/A               $  9,009                 $  9,009
------------------------- ---------------------- ----------------------- ----------------------
  Class S                        $ 1,858                    N/A                 $  1,858
------------------------- ---------------------- ----------------------- ----------------------
  Class Y                        $28,293               $ 59,654                 $ 87,947
------------------------- ---------------------- ----------------------- ----------------------
  Total                          $34,702               $113,721                 $148,423
------------------------- ---------------------- ----------------------- ----------------------
Net Asset Value Per Share
  Class A                        $  4.70               $   6.36                 $   6.36
------------------------- ---------------------- ----------------------- ----------------------
  Class B                        $  4.66               $   5.77                 $   5.77
------------------------- ---------------------- ----------------------- ----------------------
  Class C                        $  4.70               $   6.28                 $   6.28
------------------------- ---------------------- ----------------------- ----------------------
  Class S                        $  4.70               $   6.36                 $   6.36
------------------------- ---------------------- ----------------------- ----------------------
  Class Y                        $  4.74               $   6.53                 $   6.53
------------------------- ---------------------- ----------------------- ----------------------
Shares Outstanding
  Class A                            210                  4,572                    4,727
------------------------- ---------------------- ----------------------- ----------------------
  Class B                            765                  2,771                    3,389
------------------------- ---------------------- ----------------------- ----------------------
  Class C                            N/A                  1,435                    1,435
------------------------- ---------------------- ----------------------- ----------------------
  Class S                            395                    N/A                      292
------------------------- ---------------------- ----------------------- ----------------------
  Class Y                          5,966                  9,129                   13,462
------------------------- ---------------------- ----------------------- ----------------------

     The tables set forth above should not be relied upon to reflect the number of Acquiring Fund shares to be issued in, and outstanding immediately following, a Reorganization; the actual number of shares to be issued and outstanding will depend upon the net asset value and number of shares of each Voting Fund and the corresponding Acquiring Fund at the time of the Reorganization.


                 COMPARATIVE INFORMATION ON SHAREHOLDERS' RIGHTS

     Each of the Voting Funds and the Acquiring Funds is a series of FAIF, a Maryland corporation. Because each Fund is a series of the same corporation, your rights as a shareholder of an Acquiring Fund will not differ from your rights as a shareholder of a Voting Fund.


                    VOTING INFORMATION CONCERNING THE MEETING

     This Prospectus/Proxy Statement is being sent to shareholders of Capital Growth Fund, Relative Value Fund, Growth & Income Fund and Science & Technology Fund, each a series of FAIF, in connection with a solicitation of voting instructions by the directors of FAIF, to be used at the Meeting. This Prospectus/Proxy Statement, along with a Notice of the Meeting and a proxy card, is first being mailed to shareholders of the Voting Funds on or about April 8, 2002.

     The Board of Directors of FAIF has fixed the close of business on March 18, 2002, as the record date (the "Record Date") for determining the shareholders of the Voting Funds entitled to receive notice of the Meeting and to give voting instructions, and for determining the number of shares for which such instructions may be given, with respect to the Meeting or any adjournment thereof.

     Shares which represent interests in a particular Voting Fund vote separately on the Reorganization and those matters pertaining only to that Voting Fund. Approval of a Reorganization will require the affirmative vote of a majority of the outstanding shares of each Voting Fund, with all classes of the Voting Fund voting together and not by class. Abstentions will be counted for purposes of determining a quorum, but will not be included in the amount of shares voted. Accordingly, an abstention will have the effect of a negative vote. Approval of a Plan with respect to a Voting Fund will be considered approval of the amendment to the Amended and Restated Articles of Incorporation of FAIF required to effect the Reorganization attached to the Plan.

     If a proxy that is properly executed and returned represents a broker "non-vote" (that is, a proxy from a broker or nominee indicating that such person has not received instructions from the beneficial owner or other person entitled to vote shares on a Reorganization with respect to which the broker or nominee does not have discretionary power), the shares represented thereby, will only be considered present for purposes of determining the existence of a quorum for the transaction of business and will not be included in determining the number of votes cast.

     The individuals named as proxies on the enclosed proxy card will vote in accordance with your direction as indicated thereon, if your card is received properly executed by you or by your duly appointed agent or attorney-in-fact. If your card is properly executed and you give no voting instructions, your shares will be voted FOR the applicable Reorganization. You can also vote by telephone, with a toll-free call to the appropriate number on the proxy card, and through the Internet Web site stated on the proxy card.

     You may revoke any proxy card by giving another proxy or by letter or telegram revoking the initial proxy. In addition, you can revoke a prior proxy by simply voting again using the proxy card, by a toll-free call to the appropriate number on the proxy card, or through the Internet Website stated on the proxy card. To be effective, your revocation must be received by the applicable Voting Fund prior to the Meeting and must indicate your name and account number. In addition, if you attend the Meeting in person you may, if you wish, vote by ballot at the Meeting, thereby canceling any proxy previously given.

     Proxy solicitations will be made primarily by mail but may also be made by telephone, through the Internet or personal solicitations conducted by officers and employees of the Adviser, its affiliates or other representatives of the Voting Funds (who will not be paid for their soliciting activities). The costs of solicitation and the expenses incurred in connection with preparing this Prospectus/Proxy Statement and its enclosures will be paid by the Adviser. Neither the Voting Funds or the Acquiring Funds will bear any costs associated with the Meeting, this proxy solicitation or any adjourned session.

     If shareholders of a Voting Fund do not vote to approve the applicable Reorganization, the directors of FAIF will consider other possible courses of action in the best interests of shareholders. If a quorum is not present at the Meeting, or if a quorum is present at the Meeting but sufficient votes to approve a Reorganization are not received, the persons named as proxies on a proxy form sent to the Record Holders may propose one or more adjournments of the Meeting to permit further proxy solicitation. In determining whether to adjourn the Meeting, the following factors may be considered: the percentage of votes actually cast, the percentage of negative votes actually cast, the nature of any further solicitation and the information to be provided to shareholders with respect to the reasons for the solicitation. Any adjournment will require an affirmative vote of a majority of those shares represented at the Meeting in person or by proxy. The persons named as proxies will vote upon such adjournment after consideration of all circumstances which may bear upon a decision to adjourn the Meeting.

     A shareholder of a Voting Fund who objects to a proposed Reorganization will not be entitled under either Maryland law or the Articles of Incorporation, as amended, of FAIF, to demand payment for, or an appraisal of, his or her shares. However, shareholders should be aware that each Reorganization as proposed is not expected to result in recognition of gain or loss to shareholders for federal income tax purposes. In addition, if a Reorganization is consummated, the rights of shareholders to exchange among other First American funds or to sell fund shares will not be affected.

     FAIF does not hold annual shareholder meetings. If a Reorganization is not approved, shareholders wishing to submit proposals to be considered for inclusion in a proxy statement for a subsequent shareholder meeting should send their written proposals to the Secretary of FAIF at the address set forth on the cover of this Prospectus/Proxy Statement so that they will be received by FAIF in a reasonable period of time prior to that meeting.

     The votes of the shareholders of each Acquiring Fund are not being solicited by this Prospectus/Proxy Statement and are not required to carry out the Reorganizations.

SHAREHOLDER INFORMATION

     The Record Holders of each Voting Fund at the close of business on March 18, 2002 (the Record Date) will be entitled to be present and vote at the Meeting with respect to shares of the applicable Voting Fund owned as of the Record Date.

     The following tables identify the number of shares of each class of each Voting Fund and Acquiring Fund that were outstanding as of the close of business on the Record Date:


                        SHARES OUTSTANDING ON RECORD DATE

----------   -----------------------------   -----------------------
                  CAPITAL GROWTH FUND         LARGE CAP GROWTH FUND
----------   -----------------------------   -----------------------
 Class A               552,446.969                 8,255,241.727
----------   -----------------------------   -----------------------
 Class B             2,971,580.919                 1,918,744.111
----------   -----------------------------   -----------------------
 Class C                 1,834.637                 1,514,299.557
----------   -----------------------------   -----------------------
 Class S               911,460.248                     4,394.466
----------   -----------------------------   -----------------------
 Class Y            10,462,461.412                54,852,245.676
----------   -----------------------------   -----------------------

----------   -----------------------------   -----------------------
                  RELATIVE VALUE FUND          LARGE CAP VALUE FUND
----------   -----------------------------   -----------------------
 Class A             1,356,560.197                 5,412,787.173
----------   -----------------------------   -----------------------
 Class B               497,342.495                 2,310,924.000
----------   -----------------------------   -----------------------
 Class C                 3,097.862                   662,969.008
----------   -----------------------------   -----------------------
 Class S             1,470,800.096                        61.457
----------   -----------------------------   -----------------------
 Class Y            19,193,111.391                49,334,803.060
----------   -----------------------------   -----------------------

----------   -----------------------------   -----------------------
                  GROWTH & INCOME FUND          EQUITY INCOME FUND
----------   -----------------------------   -----------------------
 Class A             4,529,033.904                 2,320,020.467
----------   -----------------------------   -----------------------
 Class B               360,688.100                 1,107,019.314
----------   -----------------------------   -----------------------
 Class C                 7,855.376                   944,877.843
----------   -----------------------------   -----------------------
 Class S             1,399,278.547                   134,562.159
----------   -----------------------------   -----------------------
 Class Y            12,922,641.215                28,568,255.655
----------   -----------------------------   -----------------------

----------   -----------------------------   -----------------------
               SCIENCE & TECHNOLOGY FUND         TECHNOLOGY FUND
----------   -----------------------------   -----------------------
 Class A               220,587.505                 4,567,900.059
----------   -----------------------------   -----------------------
 Class B               734,595.551                 2,650,579.113
----------   -----------------------------   -----------------------
 Class C                31,723.390                 1,315,440.267
----------   -----------------------------   -----------------------
 Class S               489,565.709                       130.638
----------   -----------------------------   -----------------------
 Class Y             4,198,084.843                 9,239,232.458
----------   -----------------------------   -----------------------

     As of March 18, 2002, the officers and directors of FAIF beneficially owned as a group less than 1% of the outstanding shares of each Fund, respectively.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

     As of the Record Date, the Funds were aware that the following persons owned of record five percent or more of the outstanding shares of each class of stock of the Funds:

----------------------------------------   --------------------------------------------------------------------
                                                             PERCENTAGE OF OUTSTANDING SHARES
----------------------------------------   --------------------------------------------------------------------
                                             CLASS A       CLASS B       CLASS C        CLASS S       CLASS Y
----------------------------------------   -----------   -----------   -----------   ------------   -----------
 CAPITAL GROWTH FUND
----------------------------------------   -----------   -----------   -----------   ------------   -----------
 US BANK NATIONAL ASSN CUST
  IRA A/C DARRELL TUTEWOHL
  2150 AZTEC LN
  MENDOTA HTS MN 55120-1608                                               59.25%
----------------------------------------   -----------   -----------   -----------   ------------   -----------
 US BANK NATIONAL ASSN CUST
  IRA A/C SUE A TUTEWOHL
  2150 AZTEC LN
  MENDOTA HTS MN 55120-1608                                               20.40%
----------------------------------------   -----------   -----------   -----------   ------------   -----------
 US BANK NATIONAL ASSN CUST
  IRA A/C PEGGY KLITSCH
  1721 W BURNSVILLE PKWY
  APT 317
  BURNSVILLE MN 55337-2439                                                14.42%
----------------------------------------   -----------   -----------   -----------   ------------   -----------
 BAND AND CO.
  C/O FIRSTAR BANK
  PO BOX 1787
  MILWAUKEE WI 53201-1787                                                                              38.68%
----------------------------------------   -----------   -----------   -----------   ------------   -----------
 MUGGS AND CO.
  C/O FIRSTAR TRUST CO
  ATTN MUTUAL FUNDS/INCOME
  PO BOX 1787
  MILWAUKEE WI 53201-1787                                                                              21.26%
----------------------------------------   -----------   -----------   -----------   ------------   -----------
 US BANK TR
  US BANCORP CAP
  U/A 01-01-1984
  180 EAST 5TH ST STE SPEN0502
  SAINT PAUL, MN 550101-2672                                                                           18.57%
----------------------------------------   -----------   -----------   -----------   ------------   -----------
 VAR AND CO.
  P.O. BOX 64482
  ST PAUL, MN 55164-0482                                                                                7.24%
----------------------------------------   -----------   -----------   -----------   ------------   -----------
 FIRSTAR TRUST
  C/O FIRSTAR TRUST
  PO BOX 1787
  MILWAUKEE WI 53201-1787                                                                               5.61%
----------------------------------------   -----------   -----------   -----------   ------------   -----------
 MUGGS AND CO.
  C/O FIRSTAR TRUST CO
  ATTN MUTUAL FUNDS/INCOME
  PO BOX 1787
  MILWAUKEE WI 53201-1787                                                                71.41%
----------------------------------------   -----------   -----------   -----------   ------------   -----------
 CAPINCO
  C/O FIRSTAR BANK
  PO BOX 1787
  MILWAUKEE, WI 53201-1787                                                               25.82%
----------------------------------------   -----------   -----------   -----------   ------------   -----------

----------------------------------------   --------------------------------------------------------------------
                                                             PERCENTAGE OF OUTSTANDING SHARES
----------------------------------------   --------------------------------------------------------------------
                                             CLASS A       CLASS B       CLASS C        CLASS S       CLASS Y
----------------------------------------   -----------   -----------   -----------   ------------   -----------
 LARGE CAP GROWTH FUND
----------------------------------------   -----------   -----------   -----------   ------------   -----------
 LARGE CAP GROWTH A OMNIBUS ACCOUNT
  USBANCORP PIPER JAFFRAY FOR THE
  EXCLUSIVE BENEFIT OF ITS
  CUSTOMERS
  ATTN TA SERVICES MPFP 1922
  601 2ND AVE S
  MINNEAPOLIS, MN 55402-4303                  61.49%
----------------------------------------   -----------   -----------   -----------   ------------   -----------
 US BANK NATIONAL ASSOCIATION CUST
  DAILY VALUED RETIREMENT
  PROGRAMS
  ATTN RECONCILIATION SPFT0401
  180 EAST 5TH ST
  ST PAUL, MN 55101-2672                       5.93%
----------------------------------------   -----------   -----------   -----------   ------------   -----------
 LARGE CAP GROWTH B OMNIBUS ACCOUNT
  USBANCORP PIPER JAFFRAY FOR THE
  EXCLUSIVE BENEFIT OF ITS
  CUSTOMERS
  ATTN TA SERVICES MPFP 1922
  601 2ND AVE S
  MINNEAPOLIS, MN 55402-4303                                32.89%
----------------------------------------   -----------   -----------   -----------   ------------   -----------
 LARGE CAP GROWTH C OMNIBUS
  ACCOUNT
  USBANCORP PIPER JAFFRAY FOR THE
  EXCLUSIVE BENEFIT OF ITS
  CUSTOMERS
  ATTN TA SERVICES MPFP 1922
  601 2ND AVE S
  MINNEAPOLIS, MN 55402-4303                                              87.81%
----------------------------------------   -----------   -----------   -----------   ------------   -----------
 VAR AND CO.
  P.O. BOX 64482
  ST PAUL, MN 55164-0482                                                                               78.53%
----------------------------------------   -----------   -----------   -----------   ------------   -----------
 CAPINCO
  C/O FIRSTAR BANK
  PO BOX 1787
  MILWAUKEE, WI 53201-1787                                                                             11.73%
----------------------------------------   -----------   -----------   -----------   ------------   -----------
 US BANK NATIONAL ASSOCIATION CUST
  DAILY VALUED RETIREMENT
  PROGRAMS
  ATTN RECONCILIATION SPFT0401
  180 E 5TH ST
  ST PAUL, MN 55101-2672                                                                                7.33%
----------------------------------------   -----------   -----------   -----------   ------------   -----------
 BAND AND CO
  C/O FIRSTAR BANK
  PO BOX 1787
  MILWAUKEE WI 53201-1787                                                                66.47%
----------------------------------------   -----------   -----------   -----------   ------------   -----------
 CAPINCO
  C/O FIRSTAR BANK
  PO BOX 1787
  MILWAUKEE, WI 53201-1787                                                                5.12%
----------------------------------------   -----------   -----------   -----------   ------------   -----------
 MUGGS AND CO. C/O FIRSTAR BANK
  PO BOX 1787
  MILWAUKEE WI 53201-1787                                                                28.38%
----------------------------------------   -----------   -----------   -----------   ------------   -----------

----------------------------------------   --------------------------------------------------------------------
                                                             PERCENTAGE OF OUTSTANDING SHARES
----------------------------------------   --------------------------------------------------------------------
                                             CLASS A       CLASS B       CLASS C        CLASS S       CLASS Y
----------------------------------------   -----------   -----------   -----------   ------------   -----------
 RELATIVE VALUE FUND
----------------------------------------   -----------   -----------   -----------   ------------   -----------
 RELATIVE VALUE CL C OMNIBUS
  ACCOUNT
  USBANCORP PIPER JAFFRAY FOR THE
  EXCLUSIVE BENEFIT OF ITS
  CUSTOMERS
  ATTN TA SERVICES MPFP 1922
  601 2ND AVE S
  MINNEAPOLIS, MN 55402-4303                                              89.83%
----------------------------------------   -----------   -----------   -----------   ------------   -----------
 US BANK NA CUST
  IRA A/C PETER G LEIDER
  8239 CHESTNUT ST
  WAUWATOSA WI 53213-2509                                                  5.83%
----------------------------------------   -----------   -----------   -----------   ------------   -----------
 US BANK TR
  US BANCORP CAP
  U/A 01-01-1984
  180 EAST 5TH ST STE SPEN0502
  SAINT PAUL, MN 550101-2672                                                                           32.82%
----------------------------------------   -----------   -----------   -----------   ------------   -----------
 MUGGS AND CO.
  C/O FIRSTAR TRUST CO
  ATTN MUTUAL FUNDS/INCOME
  PO BOX 1787
  MILWAUKEE WI 53201-1787                                                                              28.98%
----------------------------------------   -----------   -----------   -----------   ------------   -----------
 BAND AND CO
  C/O FIRSTAR BANK
  PO BOX 1787
  MILWAUKEE WI 53201-1787                                                                              25.21%
----------------------------------------   -----------   -----------   -----------   ------------   -----------
 MUGGS AND CO.
  C/O FIRSTAR BANK
  PO BOX 1787
  MILWAUKEE WI 53201-1787                                                                80.96%
----------------------------------------   -----------   -----------   -----------   ------------   -----------
 CAPINCO
  C/O FIRSTAR
  PO BOX 1787
  MILWAUKEE WI 53201-1787                                                                17.55%
----------------------------------------   -----------   -----------   -----------   ------------   -----------

----------------------------------------   --------------------------------------------------------------------
                                                             PERCENTAGE OF OUTSTANDING SHARES
----------------------------------------   --------------------------------------------------------------------
                                             CLASS A       CLASS B       CLASS C        CLASS S       CLASS Y
----------------------------------------   -----------   -----------   -----------   ------------   -----------
 LARGE CAP VALUE FUND
----------------------------------------   -----------   -----------   -----------   ------------   -----------
 LARGE CAP VALUE A OMNIBUS
  ACCOUNT
  USBANCORP PIPER JAFFRAY FOR THE
  EXCLUSIVE BENEFIT OF ITS
  CUSTOMERS
  ATTN TA SERVICES MPFP 1922
  601 2ND AVE S
  MINNEAPOLIS, MN 55402-4303                  56.16%
----------------------------------------   -----------   -----------   -----------   ------------   -----------
 LARGE CAP VALUE B OMNIBUS
  ACCOUNT
  USBANCORP PIPER JAFFRAY FOR THE
  EXCLUSIVE BENEFIT OF ITS
  CUSTOMERS
  ATTN TA SERVICES MPFP 1922
  601 2ND AVE S
  MINNEAPOLIS, MN 55402-4303                                37.58%
----------------------------------------   -----------   -----------   -----------   ------------   -----------
 LARGE CAP VALUE C OMNIBUS
  ACCOUNT
  USBANCORP PIPER JAFFRAY FOR THE
  EXCLUSIVE BENEFIT OF ITS
  CUSTOMERS
  ATTN TA SERVICES MPFP 1922
  601 2ND AVE S
  MINNEAPOLIS, MN 55402-4303                                              89.27%
----------------------------------------   -----------   -----------   -----------   ------------   -----------
 VAR AND CO.
  P.O. BOX 64482
  ST PAUL, MN 55164-0482                                                                               63.38%
----------------------------------------   -----------   -----------   -----------   ------------   -----------
 US BANK NATIONAL ASSOCIATION CUST
  DAILY VALUED RETIREMENT
  PROGRAMS
  ATTN RECONCILIATION SPFT0401
  180 E 5TH ST
  ST PAUL, MN 55101-2672                                                                               24.12%
----------------------------------------   -----------   -----------   -----------   ------------   -----------
 CAPINCO
  C/O FIRSTAR BANK
  PO BOX 1787
  MILWAUKEE, WI 53201-1787                                                                             10.01%
----------------------------------------   -----------   -----------   -----------   ------------   -----------
 FIRST AMERICAN FUNDS
  ATTN TEENA LARSEN MPFP1922
  601 2ND AVE S
  MINNEAPOLIS MN 55402-4303                                                             61.457%
----------------------------------------   -----------   -----------   -----------   ------------   -----------

----------------------------------------   --------------------------------------------------------------------
                                                             PERCENTAGE OF OUTSTANDING SHARES
----------------------------------------   --------------------------------------------------------------------
                                             CLASS A       CLASS B       CLASS C        CLASS S       CLASS Y
----------------------------------------   -----------   -----------   -----------   ------------   -----------
 GROWTH & INCOME FUND
----------------------------------------   -----------   -----------   -----------   ------------   -----------
 GROWTH AND INCOME CLASS C
  OMNIBUS ACCOUNT
  USBANCORP PIPER JAFFRAY FOR THE
  EXCLUSIVE BENEFIT OF ITS
  CUSTOMERS
  ATTN TA SERVICES MPFP 1922
  601 2ND AVE S
  MINNEAPOLIS, MN 55402-4303                                              98.24%
----------------------------------------   -----------   -----------   -----------   ------------   -----------
 VAR AND CO.
  P.O. BOX 64482
  ST PAUL, MN 55164-0482                                                                               24.91%
----------------------------------------   -----------   -----------   -----------   ------------   -----------
 CAPINCO
  C/O FIRSTAR
  PO BOX 1787
  MILWAUKEE WI 53201-1787                                                                              23.25%
----------------------------------------   -----------   -----------   -----------   ------------   -----------
 BAND AND CO
  C/O FIRSTAR BANK
  PO BOX 1787
  MILWAUKEE WI 53201-1787                                                                              21.48%
----------------------------------------   -----------   -----------   -----------   ------------   -----------
 MUGGS AND CO.
  C/O FIRST WISCONSIN TRUST
  ATTN MUTUAL FUNDS/INCOME
  PO BOX 1787
  MILWAUKEE WI 53201-1787                                                                              18.01%
----------------------------------------   -----------   -----------   -----------   ------------   -----------
 FIRSTAR TRUST
  C/O FIRSTAR TRUST
  PO BOX 1787
  MILWAUKEE WI 53201-1787                                                                               7.60%
----------------------------------------   -----------   -----------   -----------   ------------   -----------
 FIRSTAR BANK TR
  MERCANTILE CORPORATION INC --
  HORIZEN ATTN GREG ANTRAINER
  PO BOX 387
  ST LOUIS MO 63166-0387                                                                 80.93%
----------------------------------------   -----------   -----------   -----------   ------------   -----------
 REXTEX AND CO
  C/O FIRSTAR BANK
  PO BOX 1787
  MILWAUKEE WI 53201-1787                                                                 6.75%
----------------------------------------   -----------   -----------   -----------   ------------   -----------
 CAPINCO
  C/O FIRSTAR
  PO BOX 1787
  MILWAUKEE WI 53201-1787                                                                 6.28%
----------------------------------------   -----------   -----------   -----------   ------------   -----------
 MUGGS AND CO.
  C/O FIRSTAR BANK
  PO BOX 1787
  MILWAUKEE WI 53201-1787                                                                 5.32%
----------------------------------------   -----------   -----------   -----------   ------------   -----------

----------------------------------------   --------------------------------------------------------------------
                                                             PERCENTAGE OF OUTSTANDING SHARES
----------------------------------------   --------------------------------------------------------------------
                                             CLASS A       CLASS B       CLASS C        CLASS S       CLASS Y
----------------------------------------   -----------   -----------   -----------   ------------   -----------
 EQUITY INCOME FUND
----------------------------------------   -----------   -----------   -----------   ------------   -----------
 EQUITY INCOME A OMNIBUS ACCOUNT
  USBANCORP PIPER JAFFRAY FOR THE
  EXCLUSIVE BENEFIT OF ITS CUSTOMERS
  ATTN TA SERVICES MPFP 1922
  601 2ND AVE S
  MINNEAPOLIS, MN 55402-4303                  22.28%
----------------------------------------   -----------   -----------   -----------   ------------   -----------
 EQUITY INCOME B OMNIBUS ACCOUNT
  USBANCORP PIPER JAFFRAY FOR THE
  EXCLUSIVE BENEFIT OF ITS
  CUSTOMERS
  ATTN TA SERVICES MPFP 1922
  601 2ND AVE S
  MINNEAPOLIS, MN 55402-4303                                33.05%
----------------------------------------   -----------   -----------   -----------   ------------   -----------
 EQUITY INCOME C OMNIBUS ACCOUNT
  USBANCORP PIPER JAFFRAY FOR THE
  EXCLUSIVE BENEFIT OF ITS
  CUSTOMERS
  ATTN TA SERVICES MPFP 1922
  601 2ND AVE S
  MINNEAPOLIS, MN 55402-4303                                              90.40%
----------------------------------------   -----------   -----------   -----------   ------------   -----------
 US BANK NATIONAL ASSOCIATION CUST
  DAILY VALUED RETIREMENT
  PROGRAMS
  ATTN RECONCILIATION SPFT0401
  180 E 5TH ST
  ST PAUL, MN 55101-2672                                                                                5.10%
----------------------------------------   -----------   -----------   -----------   ------------   -----------
 MUGGS AND CO
  C/O FIRSTAR BANK
  PO BOX 1787
  MILWAUKEE WI 53201-1787                                                                65.02%
----------------------------------------   -----------   -----------   -----------   ------------   -----------
 CAPINCO
  C/O FIRSTAR BANK
  PO BOX 1787
  MILWAUKEE, WI 53201-1787                                                               32.52%
----------------------------------------   -----------   -----------   -----------   ------------   -----------

----------------------------------------   --------------------------------------------------------------------
                                                             PERCENTAGE OF OUTSTANDING SHARES
----------------------------------------   --------------------------------------------------------------------
                                             CLASS A       CLASS B       CLASS C        CLASS S       CLASS Y
----------------------------------------   -----------   -----------   -----------   ------------   -----------
 SCIENCE & TECHNOLOGY FUND
----------------------------------------   -----------   -----------   -----------   ------------   -----------
 SCIENCE AND TECHNOLOGY CLASS A
  OMNIBUS ACCOUNT
  USBANCORP PIPER JAFFRAY FOR THE
  EXCLUSIVE BENEFIT OF ITS
  CUSTOMERS
  ATTN TA SERVICES MPFP 1922
  601 2ND AVE S
  MINNEAPOLIS, MN 55402-4303                   9.69%
----------------------------------------   -----------   -----------   -----------   ------------   -----------
 NFSC FEBO # BCD-033529
  NFS/FMTC IRA
  FBO RICHARD WOLDING
  PO BOX 68
  NELSONVILLE WI 54458-0068                    8.22%
----------------------------------------   -----------   -----------   -----------   ------------   -----------
 US BANK NA CUST
  GORDON PETER WILSON
  IRA ROLLOVER
  11 E GOLDEN EAGLE ROAD
  SANTA FE NM 87506-8223                       7.49%
----------------------------------------   -----------   -----------   -----------   ------------   -----------
 SCIENCE AND TECHNOLOGY CLASS C
  OMNIBUS ACCOUNT
  USBANCORP PIPER JAFFRAY FOR THE
  EXCLUSIVE BENEFIT OF ITS
  CUSTOMERS
  ATTN TA SERVICES MPFP 1922
  601 2ND AVE S
  MINNEAPOLIS, MN 55402-4303                                              95.26%
----------------------------------------   -----------   -----------   -----------   ------------   -----------
 MUGGS AND CO.
  C/O FIRSTAR TRUST CO
  ATTN MUTUAL FUNDS/INCOME
  PO BOX 1787
  MILWAUKEE WI 53201-1787                                                                              46.00%
----------------------------------------   -----------   -----------   -----------   ------------   -----------
 BAND AND CO
  C/O FIRSTAR BANK
  PO BOX 1787
  MILWAUKEE WI 53201-1787                                                                              22.56%
----------------------------------------   -----------   -----------   -----------   ------------   -----------
 CAPINCO
  C/O FIRSTAR
  PO BOX 1787
  MILWAUKEE WI 53201-1787                                                                              14.75%
----------------------------------------   -----------   -----------   -----------   ------------   -----------
 VAR AND CO.
  P.O. BOX 64482
  ST PAUL, MN 55164-0482                                                                                7.56%
----------------------------------------   -----------   -----------   -----------   ------------   -----------
 MUGGS AND CO. C/O FIRSTAR BANK
  PO BOX 1787
  MILWAUKEE WI 53201-1787                                                                87.74%
----------------------------------------   -----------   -----------   -----------   ------------   -----------
 CAPINCO
  C/O FIRSTAR
  PO BOX 1787
  MILWAUKEE WI 53201-1787                                                                 7.60%
----------------------------------------   -----------   -----------   -----------   ------------   -----------

----------------------------------------   --------------------------------------------------------------------
                                                             PERCENTAGE OF OUTSTANDING SHARES
----------------------------------------   --------------------------------------------------------------------
                                             CLASS A       CLASS B       CLASS C        CLASS S       CLASS Y
----------------------------------------   -----------   -----------   -----------   ------------   -----------
 TECHNOLOGY FUND
----------------------------------------   -----------   -----------   -----------   ------------   -----------
 TECHNOLOGY A OMNIBUS ACCOUNT
  USBANCORP PIPER JAFFRAY FOR THE
  EXCLUSIVE BENEFIT OF ITS
  CUSTOMERS
  ATTN TA SERVICES MPFP 1922
  601 2ND AVE S
  MINNEAPOLIS, MN 55402-4303                  34.07%
----------------------------------------   -----------   -----------   -----------   ------------   -----------
 US BANK NATIONAL ASSOCIATION CUST
  DAILY VALUED RETIREMENT
  PROGRAMS ATTN RECONCILIATION SPFT0401
  180 E 5TH ST
  ST PAUL, MN 55101-2672                       9.29%
----------------------------------------   -----------   -----------   -----------   ------------   -----------
 CHARLES SCHWAB AND CO
  SPECIAL CUSTODY ACCOUNT FOR
  BENEFIT OF CUSTOMERSATTN MUTUAL
  FUNDS
  101 MONTGOMERY ST
  SAN FRANCISCO CA 94104-4122                  8.79%
----------------------------------------   -----------   -----------   -----------   ------------   -----------
 FIDELITY INVESTMENTS INSTL OPS CO
  AGENT FOR CERTAIN EMPLOYEE
  BENEFIT PLAN
  101 MAGELLAN WAY-KWIC
  COVINGTON KY 41015-1999                      5.41%
----------------------------------------   -----------   -----------   -----------   ------------   -----------
 TECHNOLOGY B OMNIBUS ACCOUNT
  USBANCORP PIPER JAFFRAY FOR THE
  EXCLUSIVE BENEFIT OF ITS
  CUSTOMERS
  ATTN TA SERVICES MPFP 1922
  601 2ND AVE S
  MINNEAPOLIS, MN 55402-4303                                30.83%
----------------------------------------   -----------   -----------   -----------   ------------   -----------
 TECHNOLOGY C OMNIBUS ACCOUNT
  USBANCORP PIPER JAFFRAY FOR THE
  EXCLUSIVE BENEFIT OF ITS
  CUSTOMERS
  ATTN TA SERVICES MPFP 1922
  601 2ND AVE S
  MINNEAPOLIS, MN 55402-4303                                              73.78%
----------------------------------------   -----------   -----------   -----------   ------------   -----------
 VAR AND CO.
  P.O. BOX 64482
  ST PAUL, MN 55164-0482                                                                               45.70%
----------------------------------------   -----------   -----------   -----------   ------------   -----------
 US BANK NATIONAL ASSOCIATION CUST
  DAILY VALUED RETIREMENT
  PROGRAMS
  ATTN RECONCILIATION SPFT0401
  180 E 5TH ST
  ST PAUL, MN 55101-2672                                                                               43.42%
----------------------------------------   -----------   -----------   -----------   ------------   -----------
 CAPINCO
  C/O FIRSTAR BANK
  PO BOX 1787
  MILWAUKEE, WI 53201-1787                                                                              7.73%
----------------------------------------   -----------   -----------   -----------   ------------   -----------
 FIRST AMERICAN FUNDS
  ATTN TEENA LARSON MPFP 1922
  601 2ND AVE S
  MINNEAPOLIS MN 55402-4303                                                             100.00%
----------------------------------------   -----------   -----------   -----------   ------------   -----------

                        FINANCIAL STATEMENTS AND EXPERTS

     The Annual Report of First American Investment Funds, Inc. for the year ended and as of September 30, 2001, and the financial statements and financial highlights for the periods indicated therein, has been incorporated by reference herein and in the Registration Statement. The financial statements and financial highlights have been audited by Ernst & Young LLP, independent auditors, as set forth in their reports incorporated by reference herein, and are included in reliance upon such report given on the authority of such firm as experts in accounting and auditing.


                                 OTHER BUSINESS

     FAIF's Board of Directors does not intend to present any other business at the Meeting. If, however, any other matters are properly brought before the Meeting, the persons named in the accompanying form of proxy will vote thereon in accordance with their judgment.

     THE BOARD OF DIRECTORS OF FAIF RECOMMENDS APPROVAL OF EACH PLAN AND ANY UNMARKED PROXY CARDS WITHOUT INSTRUCTIONS TO THE CONTRARY WILL BE VOTED IN FAVOR OF APPROVAL OF SUCH PLAN.


April 3, 2002

                 (This page has been left blank intentionally.)

                                                                       EXHIBIT A


                      AGREEMENT AND PLAN OF REORGANIZATION

     THIS AGREEMENT AND PLAN OF REORGANIZATION (the "Agreement") is made as of this 22nd day of February, 2002, by and between First American Investment Funds, Inc., a Maryland corporation with its principal place of business 800 Nicollet Mall, Minneapolis, Minnesota 55402 ("FAIF"), with respect to its Large Cap Growth Fund, Large Cap Value Fund, Equity Income Fund and Technology Fund (each, an "Acquiring Fund"), and FAIF, with respect to its Capital Growth Fund, Relative Value Fund, Growth & Income Fund and Science & Technology Fund (each, a "Selling Fund").

     The reorganization (the "Reorganization") will consist of (i) the transfer of all of the assets of each applicable Selling Fund as set forth in the table in Section 1.1 of this Agreement in exchange for Class A, Class B, Class C, Class S and Class Y shares of common stock, $.0001 par value per share, of the corresponding Acquiring Fund, as set forth in the table in Section 1.1 of this Agreement (the Class A, Class B, Class C, Class S and Class Y shares of such Acquiring Fund to be issued to the Selling Fund, the "Acquiring Fund Shares");
(ii) the assumption by each Acquiring Fund of the identified liabilities of the corresponding Selling Fund; and (iii) the distribution, after the Closing Date hereinafter referred to, of the applicable Acquiring Fund Shares to the shareholders of the corresponding Selling Fund in liquidation of such Selling Fund as provided herein, all upon the terms and conditions hereinafter set forth in this Agreement.

     WHEREAS, each Selling Fund and each corresponding Acquiring Fund is a separate investment series of an open-end, registered investment company of the management type and each Selling Fund owns securities that generally are assets of the character in which the corresponding Acquiring Fund is permitted to invest;

     WHEREAS, each Selling Fund and the corresponding Acquiring Fund are authorized to issue their common shares; and

     WHEREAS, the Directors of FAIF have determined that the transactions contemplated herein will be in the best interests of each Acquiring Fund, each Selling Fund and their respective shareholders and that the interests of the existing shareholders of the Acquiring Funds and Selling Funds will not be diluted as a result thereof.

     NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:


                                    ARTICLE I

           TRANSFER OF ASSETS OF EACH SELLING FUND IN EXCHANGE FOR THE
         CORRESPONDING ACQUIRING FUND SHARES, ASSUMPTION OF EACH SELLING
             FUND'S LIABILITIES AND LIQUIDATION OF EACH SELLING FUND

     1.1 THE EXCHANGE. Subject to the terms and conditions herein set forth and on the basis of the representations and warranties contained herein, each Selling Fund agrees to transfer all of its assets as set forth in paragraph 1.2 to the corresponding Acquiring Fund. Each Selling Fund and the corresponding Acquiring Fund, each a series of FAIF, is set forth in the following table:

SELLING FUND                                        CORRESPONDING ACQUIRING FUND
------------                                        ----------------------------
Capital Growth Fund .............................   Large Cap Growth Fund
Relative Value Fund .............................   Large Cap Value Fund
Growth & Income Fund ............................   Equity Income Fund
Science & Technology Fund .......................   Technology Fund

     Each Acquiring Fund agrees, in exchange for the corresponding Selling Fund's assets (i) to deliver to the Selling Fund the number of Acquiring Fund Shares, including fractional Acquiring Fund Shares, computed in the manner and as of the time and date set forth in paragraphs 2.2 and 2.3; and (ii) to assume the identified liabilities of the Selling Fund, as set forth in paragraph 1.3. Such transactions shall take place on the Closing Date provided for in paragraph 3.1.

     1.2 ASSETS TO BE ACQUIRED. The assets of each Selling Fund to be acquired by the corresponding Acquiring Fund shall consist of all property, including, without limitation, all cash, securities, commodities, interests in futures and dividends or interest receivables, that is owned by the Selling Fund and any deferred or prepaid expenses shown as an asset on the books of the Selling Fund on the Closing Date.

     Each Selling Fund has provided the corresponding Acquiring Fund with its most recent audited financial statements, which contain a list of all of the Selling Fund's assets as of the date thereof. Each Selling Fund hereby represents that, as of the date of the execution of this Agreement, there have been no changes in its financial position as reflected in said financial statements other than those occurring in the ordinary course of its business in connection with the purchase and sale of securities and the payment of its normal operating expenses. Each Selling Fund reserves the right to sell any of such securities, but will not, without the prior written approval of the corresponding Acquiring Fund, acquire any additional securities other than securities of the type in which such Acquiring Fund is permitted to invest.

     Each Selling Fund will, within a reasonable period of time (not less than 30 days) prior to the Closing Date, furnish the corresponding Acquiring Fund with a list of its portfolio securities and other investments (the "Securities List"). Each Acquiring Fund will, within a reasonable time prior to the Closing Date, furnish the corresponding Selling Fund with a list of the securities, if any, on the Selling Fund's Securities List that do not conform to the Acquiring Fund's investment objectives, policies, and restrictions. If a Selling Fund holds any investments that the corresponding Acquiring Fund may not hold (as identified by the Acquiring Fund pursuant hereto), the Selling Fund, if requested by the Acquiring Fund, will dispose of such securities prior to the Closing Date. In addition, if it is determined that a Selling Fund and the corresponding Acquiring Fund portfolios, when aggregated, would contain investments exceeding certain percentage limitations imposed upon the Acquiring Fund with respect to such investments, the Selling Fund, if requested by the Acquiring Fund, will dispose of and/or reinvest a sufficient amount of such investments as may be necessary to avoid violating such limitations as of the Closing Date.

     1.3 LIABILITIES TO BE ASSUMED. Each Acquiring Fund shall assume only those liabilities, expenses, costs, charges and reserves reflected on a Statement of Assets and Liabilities of the corresponding Selling Fund prepared on behalf of the Selling Fund, as of the Valuation Date (as defined in paragraph 2.1), in accordance with generally accepted accounting principles consistently applied from the prior audited period and shall not assume any other liabilities, whether absolute or contingent, known or unknown, accrued or unaccrued, all of which shall remain the obligation of the corresponding Selling Fund.

     1.4 LIQUIDATION AND DISTRIBUTION. On the Closing Date, (a) each Selling Fund will liquidate and distribute pro rata to its shareholders of record, determined as of the close of business on the Valuation Date (the "Selling Fund Shareholders"), the corresponding Acquiring Fund Shares received by the Selling Fund pursuant to paragraph 1.1; and (b) the Selling Fund will thereupon proceed to terminate as set forth in paragraph 1.8 below. Such liquidation and distribution will be accomplished by the transfer of the corresponding Acquiring Fund Shares then credited to the account of the Selling Fund on the books of the corresponding Acquiring Fund to open accounts on the share records of the corresponding Acquiring Fund in the names of the Selling Fund Shareholders and representing the respective pro rata number of the corresponding Acquiring Fund Shares due such shareholders. All issued and outstanding shares of the Selling Fund will simultaneously be canceled on the books of the Selling Fund. The corresponding Acquiring Fund shall not issue certificates representing the Acquiring Fund Shares in connection with such exchange.

     1.5 OWNERSHIP OF SHARES. Ownership of Acquiring Fund Shares will be shown on the books of each Acquiring Fund's transfer agent. Shares of each Acquiring Fund will be issued in the manner described in the Prospectus/Proxy Statement on Form N-14, which has been distributed to shareholders of the corresponding Selling Fund as described in paragraph 4.1(o).

     1.6 TRANSFER TAXES. Any transfer taxes payable upon issuance of the Acquiring Fund Shares in a name other than the registered holder of the corresponding Selling Fund shares on the books of the corresponding Selling Fund as of that time shall, as a condition of such issuance and transfer, be paid by the person to whom such Acquiring Fund Shares are to be issued and transferred.

     1.7 REPORTING RESPONSIBILITY. Any reporting responsibility of a Selling Fund is and shall remain the responsibility of the Selling Fund up to and including the Closing Date and such later date on which the Selling Fund is terminated.

     1.8 TERMINATION. Each Selling Fund shall be terminated promptly following the Closing Date and the making of all distributions pursuant to paragraph 1.4.

     1.9 ARTICLES OF AMENDMENT. FAIF shall, before the Closing Date, (a) obtain approval pursuant to Maryland law of articles of amendment ("Amendment") to its Amended and Restated Articles of Incorporation (in substantially the form attached hereto as Exhibit A) and (b) file same with the State of Maryland Department of Assessments and Taxation.

     1.10 CREDIT FOR SALES CHARGES. Each Acquiring Fund agrees that in determining contingent deferred sales charges applicable to Class B or Class C shares issued by it in the Reorganization and, with respect to Class B shares, the date upon which such shares convert to Class A shares, it shall give credit for the period during which the holders thereof held the Class B or Class C shares of the corresponding Selling Fund in exchange for which such Acquiring Fund shares were issued. In the event that Class A shares of an Acquiring Fund are distributed in the Reorganization to former holders of Class A shares of the corresponding Selling Fund with respect to which the front-end sales charge was waived due to a purchase of $1 million or more, the Acquiring Fund agrees that in determining whether a deferred sales charge is payable upon the sale of such Class A shares of the Acquiring Fund it shall give credit for the period during which the holder thereof held such corresponding Selling Fund shares.


                                   ARTICLE II

                                    VALUATION

     2.1 VALUATION OF ASSETS. The value of each Selling Fund's assets to be acquired by the corresponding Acquiring Fund hereunder shall be the value of such assets computed as of the close of business on the New York Stock Exchange on the business day immediately prior to the Closing Date (such time and date being hereinafter called the "Valuation Date"), using the valuation procedures set forth in FAIF's Amended and Restated Articles of Incorporation and each Acquiring Fund's then current prospectus and statement of additional information or such other valuation procedures as shall be mutually agreed upon by the parties.

     2.2 VALUATION OF SHARES. The net asset value per share of the Acquiring Fund Shares shall be the net asset value per share computed as of the close of business on the New York Stock Exchange on the Valuation Date, using the valuation procedures set forth in FAIF's Amended and Restated Articles of Incorporation and each Acquiring Fund's then current prospectus and statement of additional information.

     2.3 SHARES TO BE ISSUED. The number of full and fractional Acquiring Fund Shares of each class to be issued in exchange for each corresponding Selling Fund's assets shall be determined by multiplying the outstanding shares of each class of the applicable Selling Fund by the ratio computed by dividing the net asset value per share attributable to each class of the applicable Selling Fund by the net asset value per share of the respective classes of the corresponding Acquiring Fund determined in accordance with paragraph 2.2. The Selling Fund Shareholders of Class A, Class B, Class C, Class S and Class Y shares of each Selling Fund will receive Class A, Class B, Class C, Class S and Class Y shares, respectively, of the corresponding Acquiring Fund.

                                   ARTICLE III

                            CLOSING AND CLOSING DATE

     3.1 CLOSING DATE. The closing of the Reorganization (the "Closing") shall take place on or about May 20, 2002 or such other date as the parties may agree to in writing (the "Closing Date"). All acts taking place at the Closing shall be deemed to take place simultaneously immediately prior to the opening of business on the Closing Date unless otherwise provided. The Closing shall be held as of 8:00 a.m. Central time at the offices of FAIF, or at such other time and/or place as the parties may agree.

     3.2 EFFECT OF SUSPENSION IN TRADING. In the event that on the Valuation Date (a) the New York Stock Exchange or another primary trading market for portfolio securities of one or more Acquiring Funds or the applicable Selling Fund(s) shall be closed to trading or trading thereon shall be restricted; or
(b) trading or the reporting of trading on said Exchange or elsewhere shall be disrupted so that accurate appraisal of the value of the net assets of one or more Acquiring Funds or the applicable Selling Fund(s) is impracticable, the Valuation Date (and the Closing Date) for the affected Acquiring Fund(s) and Selling Fund(s) shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored.

     3.3 TRANSFER AGENT'S CERTIFICATE. Each Selling Fund shall cause its transfer agent to deliver at the Closing a certificate of an authorized officer stating that its records contain the names and addresses of the Selling Fund Shareholders of each Selling Fund and the number and percentage ownership of outstanding shares owned by each such shareholder immediately prior to the Closing. Each Acquiring Fund shall issue and deliver, or cause its transfer agent to issue and deliver, to the Secretary of FAIF a confirmation evidencing the Acquiring Fund Shares to be credited on the Closing Date or provide evidence satisfactory to each Selling Fund that such Acquiring Fund Shares have been credited to the Selling Fund's account on the books of such Acquiring Fund. At the Closing, each party shall deliver to the other such bills of sale, checks, assignments, share certificates, if any, receipts and other documents as such other party or its counsel may reasonably request.


                                   ARTICLE IV

                         REPRESENTATIONS AND WARRANTIES

     4.1 REPRESENTATIONS OF THE SELLING FUNDS. Each Selling Fund represents and warrants to the corresponding Acquiring Fund as follows:

          (a) The Selling Fund is a separate investment series of FAIF, a corporation duly organized, validly existing, and in good standing under the laws of the State of Maryland.

          (b) The Selling Fund is a separate investment series of FAIF, which is registered as an investment company classified as a management company of the open-end type, and its registration with the Securities and Exchange Commission (the "Commission") as an investment company under the Investment Company Act of 1940, as amended (the "1940 Act"), and under the Securities Act of 1933, as amended (the "1933 Act"), is in full force and effect.

          (c) The Selling Fund has all necessary federal, state and local authorizations, licenses and approvals necessary or desirable to carry on its business as such business is now being conducted.

          (d) The Selling Fund is not, and the execution, delivery, and performance of this Agreement (subject to shareholder approval) will not result, in violation of any provision of FAIF's Amended and Restated Articles of Incorporation or Bylaws or of any material agreement, indenture, instrument, contract, lease, or other undertaking to which the Selling Fund is a party or by which it is bound.

          (e) The Selling Fund has no material contracts or other commitments (other than this Agreement) that will be terminated with liability to it prior to the Closing Date, except for liabilities, if any, to be discharged or reflected in the Statement of Assets and Liabilities as provided in paragraph 1.3 hereof.

          (f) Except as otherwise disclosed in writing to and accepted by the corresponding Acquiring Fund, no litigation, administrative proceeding, or investigation of or before any court or governmental body is presently pending or to its knowledge threatened against the Selling Fund or any of its properties or assets, which, if adversely determined, would materially and adversely affect its financial condition, the conduct of its business, or the ability of the Selling Fund to carry out the transactions contemplated by this Agreement. The Selling Fund knows of no facts that might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially and adversely affects its business or its ability to consummate the transactions herein contemplated.

          (g) The audited financial statements of the Selling Fund at September 30, 2001 are in accordance with generally accepted accounting principles consistently applied, and such statements (copies of which have been furnished to the corresponding Acquiring Fund) fairly reflect the financial condition of the Selling Fund as of such date, and there are no material known contingent liabilities of the Selling Fund as of such date not disclosed therein.

          (h) Since September 30, 2001, there has not been any material adverse change in the Selling Fund's financial condition, assets, liabilities, or business other than changes occurring in the ordinary course of business, or any incurrence by the Selling Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed in writing to and accepted by the corresponding Acquiring Fund. For the purposes of this subparagraph (h), a decline in the net asset value of the Selling Fund shall not constitute a material adverse change.

          (i) At the Closing Date, all material federal and other tax returns and reports of the Selling Fund required by law to have been filed by such dates shall have been filed, and all federal and other taxes shown due on said returns and reports shall have been paid, or provision shall have been made for the payment thereof. To the best of the Selling Fund's knowledge, no such return is currently under audit, and no assessment has been asserted with respect to such returns.

          (j) For each fiscal year of its operation, the Selling Fund has met the requirements of Subchapter M of the Code for qualification and treatment as a regulated investment company and has distributed in each such year all net investment income and realized capital gains.

          (k) All issued and outstanding shares of the Selling Fund are, and at the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable by the Selling Fund. All of the issued and outstanding shares of the Selling Fund will, at the time of the Closing Date, be held by the persons and in the amounts set forth in the records of the transfer agent as provided in paragraph 3.3. The Selling Fund does not have outstanding any options, warrants, or other rights to subscribe for or purchase any of the Selling Fund shares, nor is there outstanding any security convertible into any of the Selling Fund shares.

          (l) At the Closing Date, the Selling Fund will have good and marketable title to the Selling Fund's assets to be transferred to the corresponding Acquiring Fund pursuant to paragraph 1.2 and full right, power, and authority to sell, assign, transfer, and deliver such assets hereunder, and, upon delivery and payment for such assets, the corresponding Acquiring Fund will acquire good and marketable title thereto, subject to no restrictions on the full transfer thereof, including such restrictions as might arise under the 1933 Act, other than as disclosed in writing to the corresponding Acquiring Fund and accepted by the Acquiring Fund.

          (m) The execution, delivery, and performance of this Agreement have been duly authorized by all necessary action on the part of the Selling Fund and, subject to approval by the Selling Fund's shareholders, this Agreement constitutes a valid and binding obligation of the Selling Fund, enforceable in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium, and other laws relating to or affecting creditors' rights and to general equity principles.

          (n) The information furnished by the Selling Fund for use in no-action letters, applications for orders, registration statements, proxy materials, and other documents that may be necessary in connection with the transactions contemplated hereby is accurate and complete in all material respects and complies in all material respects with federal securities and other laws and regulations thereunder applicable thereto.

          (o) The Selling Fund has provided the corresponding Acquiring Fund with information reasonably necessary for the preparation of a prospectus, which included the proxy statement of the Selling Fund (the "Prospectus/Proxy Statement"), all of which was included in a Registration Statement on Form N-14 of the corresponding Acquiring Fund (the "Registration Statement"), in compliance with the 1933 Act, the Securities Exchange Act of 1934, as amended (the "1934 Act") and the 1940 Act in connection with the meeting of the shareholders of the Selling Fund to approve this Agreement and the transactions contemplated hereby. The Prospectus/Proxy Statement included in the Registration Statement (other than information therein that relates to the corresponding Acquiring Fund) does not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not misleading (other than as may timely be remedied by further appropriate disclosure).

     4.2 REPRESENTATIONS OF THE ACQUIRING FUNDS. Each Acquiring Fund represents and warrants to the corresponding Selling Fund as follows:

          (a) The Acquiring Fund is a separate investment series of FAIF, a corporation duly organized, validly existing and in good standing under the laws of the State of Maryland.

          (b) The Acquiring Fund is a separate investment series of FAIF, a corporation that is registered as an investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the 1940 Act is in full force and effect.

          (c) The current prospectus and statement of additional information of the Acquiring Fund conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and do not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading.

          (d) The Acquiring Fund is not, and the execution, delivery and performance of this Agreement will not result, in violation of FAIF's Amended and Restated Articles of Incorporation or Bylaws or of any material agreement, indenture, instrument, contract, lease, or other undertaking to which the Acquiring Fund is a party or by which it is bound.

          (e) Except as otherwise disclosed in writing to the corresponding Selling Fund and accepted by the corresponding Selling Fund, no litigation, administrative proceeding or investigation of or before any court or governmental body is presently pending or to its knowledge threatened against the Acquiring Fund or any of its properties or assets, which, if adversely determined, would materially and adversely affect its financial condition and the conduct of its business or the ability of the Acquiring Fund to carry out the transactions contemplated by this Agreement. The Acquiring Fund knows of no facts that might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially and adversely affects its business or its ability to consummate the transactions contemplated herein.

          (f) The audited financial statements of the Acquiring Fund at September 30, 2001 are in accordance with generally accepted accounting principles consistently applied, and such statements (copies of which have been furnished to the corresponding Selling Fund) fairly reflect the financial condition of the Acquiring Fund as of such date, and there are no known contingent liabilities of the Acquiring Fund as of such date not disclosed therein.

          (g) Since September 30, 2001, there has not been any material adverse change in the Acquiring Fund's financial condition, assets, liabilities, or business other than changes occurring in the ordinary course of business, or any incurrence by the Acquiring Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed in writing to and accepted by the corresponding Selling Fund. For the purposes of this subparagraph (g), a decline in the net asset value of the Acquiring Fund shall not constitute a material adverse change.

          (h) At the Closing Date, all federal and other tax returns and reports of the Acquiring Fund required by law then to be filed by such dates shall have been filed, and all federal and other taxes shown due on said returns and reports shall have been paid or provision shall have been made for the payment thereof. To the best of the Acquiring Fund's knowledge, no such return is currently under audit, and no assessment has been asserted with respect to such returns.

          (i) For each fiscal year of its operation, the Acquiring Fund has met the requirements of subchapter M of the Code for qualification and treatment as a regulated investment company and has distributed in each such year all net investment income and realized capital gains.

          (j) All issued and outstanding Acquiring Fund Shares are, and at the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable. The Acquiring Fund does not have outstanding any options, warrants, or other rights to subscribe for or purchase any Acquiring Fund Shares, nor is there outstanding any security convertible into any Acquiring Fund Shares.

          (k) The execution, delivery, and performance of this Agreement have been duly authorized by all necessary action on the part of the Acquiring Fund, and this Agreement constitutes a valid and binding obligation of the Acquiring Fund enforceable in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium, and other laws relating to or affecting creditors' rights and to general equity principles.

          (l) The Acquiring Fund Shares to be issued and delivered to the corresponding Selling Fund, for the account of the Selling Fund Shareholders, pursuant to the terms of this Agreement will, at the Closing Date, have been duly authorized and, when so issued and delivered, will be duly and validly issued Acquiring Fund Shares, and will be fully paid and non-assessable.

          (m) The information furnished by the Acquiring Fund for use in no-action letters, applications for orders, registration statements, proxy materials, and other documents that may be necessary in connection with the transactions contemplated hereby is accurate and complete in all material respects and complies in all material respects with federal securities and other laws and regulations applicable thereto.

          (n) The Prospectus/Proxy Statement included in the Registration Statement (only insofar as it relates to the Acquiring Fund) does not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not misleading (other than as may timely be remedied by further appropriate disclosure).

          (o) The Acquiring Fund agrees to use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act, and such of the state Blue Sky or securities laws as it may deem appropriate in order to continue its operations after the Closing Date.


                                    ARTICLE V

             COVENANTS OF THE ACQUIRING FUNDS AND THE SELLING FUNDS

     5.1 OPERATION IN ORDINARY COURSE. Each Acquiring Fund and each Selling Fund will operate its business in the ordinary course between the date hereof and the Closing Date, it being understood that such ordinary course of business will include customary dividends and distributions.

     5.2 APPROVAL BY SHAREHOLDERS. FAIF will call a meeting of the shareholders of each Selling Fund to consider and act upon this Agreement and to take all other action necessary to obtain approval of the transactions contemplated herein.

     5.3 INVESTMENT REPRESENTATION. Each Selling Fund covenants that the applicable Acquiring Fund Shares to be issued hereunder are not being acquired for the purpose of making any distribution thereof other than in accordance with the terms of this Agreement.

     5.4 ADDITIONAL INFORMATION. Each Selling Fund will assist the corresponding Acquiring Fund in obtaining such information as such Acquiring Fund reasonably requests concerning the beneficial ownership of the Selling Fund shares.

     5.5 FURTHER ACTION. Subject to the provisions of this Agreement, each Acquiring Fund and the corresponding Selling Fund will each take, or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement, including any actions required to be taken after the Closing Date.

     5.6 STATEMENT OF EARNINGS AND PROFITS. As promptly as practicable, but in any case within sixty days after the Closing Date, each Selling Fund shall furnish the corresponding Acquiring Fund, in such form as is reasonably satisfactory to such Acquiring Fund, a statement of the earnings and profits of the Selling Fund for federal income tax purposes that will be carried over by the Acquiring Fund as a result of Section 381 of the Code, and which will be reviewed by Ernst & Young LLP and certified by FAIF's President, Vice President or Treasurer.


                                   ARTICLE VI

            CONDITIONS PRECEDENT TO OBLIGATIONS OF THE SELLING FUNDS

     The obligations of each Selling Fund to consummate the transactions provided for herein shall be subject, at its election, to the performance by the corresponding Acquiring Fund of all the obligations to be performed by it hereunder on or before the Closing Date, and, in addition thereto, the following further conditions:

     6.1 All representations and warranties of the corresponding Acquiring Fund contained in this Agreement shall be true and correct as of the date hereof and as of the Closing Date with the same force and effect as if made on and as of the Closing Date, and such Acquiring Fund shall have delivered to the applicable Selling Fund a certificate executed in its name by a duly authorized officer of FAIF, in form and substance reasonably satisfactory to the Selling Fund and dated as of the Closing Date, to such effect and as to such other matters as the Selling Fund shall reasonably request.

     6.2 With respect to each Selling Fund, FAIF shall have received on the Closing Date an opinion of Dorsey & Whitney LLP, dated as of the Closing Date, in a form reasonably satisfactory to FAIF, covering the following points:

          (a) The corresponding Acquiring Fund is a separate investment series of FAIF, a corporation duly organized, validly existing and in good standing under the laws of the State of Maryland, and has the corporate power to own all of its properties and assets and to carry on its business as presently conducted.

          (b) FAIF is registered as an investment company under the 1940 Act, and, to such counsel's knowledge, such registration with the Commission as an investment company under the 1940 Act is in full force and effect.

          (c) This Agreement has been duly authorized, executed, and delivered by the corresponding Acquiring Fund and, assuming due authorization, execution and delivery of this Agreement by the Selling Fund, is a valid and binding obligation of such corresponding Acquiring Fund enforceable against the Acquiring Fund in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium, and other laws relating to or affecting creditors' rights generally and to general equity principles.

          (d) Assuming that a consideration therefor not less than the net asset value thereof has been paid and that the conditions set forth in this Agreement have been satisfied, the Acquiring Fund Shares to be issued and delivered to the Selling Fund on behalf of the Selling Fund Shareholders as provided by this Agreement are duly authorized and upon such delivery will be legally issued and outstanding and fully paid and non-assessable, and no shareholder of the corresponding Acquiring Fund has any statutory preemptive rights in respect thereof.

          (e) To the knowledge of such counsel, the Registration Statement has been declared effective by the Commission and no stop order under the 1933 Act pertaining thereto has been issued; and to the knowledge of such counsel, no consent, approval, authorization or order of any court or governmental authority of the United States or the State of Maryland is required for consummation by FAIF and the corresponding Acquiring Fund of the transactions contemplated herein, except such as have been obtained under the 1933 Act and the 1940 Act, and as may be required under state securities laws.

          (f) The execution and delivery of this Agreement did not, and the consummation of the transactions contemplated hereby will not, result in a violation of FAIF's Amended and Restated Articles of Incorporation or Bylaws or any provision of any material agreement, indenture, instrument, contract, lease or other undertaking (in each case known to such counsel) to which the corresponding Acquiring Fund is a party or by which it or any of its properties may be bound or result in the acceleration of any obligation or the imposition of any penalty under any agreement, judgment, or decree (in each case known to such counsel) to which the Acquiring Fund is a party or by which it is bound.

     Such opinion shall contain such assumptions and limitations as shall be in the opinion of Dorsey & Whitney LLP appropriate to render the opinions expressed therein.


                                   ARTICLE VII

           CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUNDS

     The obligations of each Acquiring Fund to complete the transactions provided for herein shall be subject, at its election, to the performance by the corresponding Selling Fund of all the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following conditions:

     7.1 All representations and warranties of the corresponding Selling Fund contained in this Agreement shall be true and correct as of the date hereof and as of the Closing Date with the same force and effect as if made on and as of the Closing Date, and such Selling Fund shall have delivered to the applicable Acquiring Fund on the Closing Date a certificate executed in its name by a duly authorized officer of FAIF, in form and substance satisfactory to the Acquiring Fund and dated as of the Closing Date, to such effect and as to such other matters as the Acquiring Fund shall reasonably request.

     7.2 Each Selling Fund shall have delivered to the corresponding Acquiring Fund a statement of the Selling Fund's assets and liabilities, together with a list of the Selling Fund's portfolio securities showing the tax costs of such securities by lot and the holding periods of such securities, as of the Valuation Date, certified by the Treasurer of FAIF.

     7.3 With respect to each Acquiring Fund, FAIF shall have received on the Closing Date an opinion of Dorsey & Whitney LLP, in a form reasonably satisfactory to FAIF, covering the following points:

          (a) The corresponding Selling Fund is a separate investment series of FAIF, a corporation duly organized, validly existing and in good standing under the laws of the State of Maryland, and has the corporate power to own all of its properties and assets and to carry on its business as presently conducted.

          (b) FAIF is registered as an investment company under the 1940 Act, and, to such counsel's knowledge, such registration with the Commission as an investment company under the 1940 Act is in full force and effect.

          (c) This Agreement has been duly authorized, executed and delivered by the corresponding Selling Fund and, assuming due authorization, execution, and delivery of this Agreement by the Acquiring Fund, is a valid and binding obligation of such corresponding Selling Fund enforceable against the Selling Fund in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors' rights generally and to general equity principles.

          (d) To the knowledge of such counsel, no consent, approval, authorization or order of any court or governmental authority of the United States or the State of Maryland is required for consummation by FAIF and the corresponding Selling Fund of the transactions contemplated herein, except such as have been obtained under the 1933 Act and the 1940 Act, and as may be required under state securities laws.

          (e) The execution and delivery of this Agreement did not, and the consummation of the transactions contemplated hereby will not, result in a violation of FAIF's Amended and Restated Articles of Incorporation or Bylaws, or any provision of any material agreement, indenture, instrument, contract, lease or other undertaking (in each case known to such counsel) to which the corresponding Selling Fund is a party or by which it or any of its properties may be bound or result in the acceleration of any obligation or the imposition of any penalty under any agreement, judgment, or decree (in each case known to such counsel) to which the Selling Fund is a party or by which it is bound.

          (f) Assuming that a consideration therefor of not less than the net asset value thereof has been paid and assuming that such shares were issued in accordance with the terms of the corresponding Selling Fund's registration statement, or any amendment thereto, in effect at the time of such issuance, all issued and outstanding shares of the Selling Fund are legally issued and fully paid and non-assessable.

     Such opinion shall contain such other assumptions and limitations as shall be in the opinion of Dorsey & Whitney LLP appropriate to render the opinions expressed therein.


                                  ARTICLE VIII

                   FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS
                     OF EACH ACQUIRING FUND AND SELLING FUND

     If any of the conditions set forth below do not exist on or before the Closing Date with respect to any Selling Fund or the corresponding Acquiring Fund, the other party to this Agreement shall, at its option, not be required to consummate the transactions contemplated by this Agreement with respect to the corresponding Acquiring Fund or Selling Fund (as applicable):

     8.1 This Agreement and the transactions contemplated herein shall have been approved by the requisite vote of the holders of the outstanding shares of each Selling Fund in accordance with the provisions of FAIF's Amended and Restated Articles of Incorporation and Bylaws, and certified copies of the resolutions evidencing such approval shall have been delivered to the corresponding Acquiring Fund. Notwithstanding anything herein to the contrary, no Acquiring Fund or its corresponding Selling Fund may waive the conditions set forth in this paragraph 8.1.

     8.2 On the Closing Date, the Commission shall not have issued an unfavorable report under Section 25(b) of the 1940 Act, nor instituted any proceeding seeking to enjoin the consummation of the transactions contemplated by this Agreement under Section 25(c) of the 1940 Act and no action, suit or other proceeding shall be threatened or pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein.

     8.3 All required consents of other parties and all other consents, orders, and permits of federal, state and local regulatory authorities (including those of the Commission and of state Blue Sky securities authorities, including any necessary "no-action" positions of and exemptive orders from such federal and state authorities) to permit consummation of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order, or permit would not involve a risk of a material adverse effect on the assets or properties of any Acquiring Fund or the corresponding Selling Fund, provided that either party hereto may for itself waive any of such conditions.

     8.4 The Registration Statement shall have become effective under the 1933 Act, and no stop orders suspending the effectiveness of the Registration Statement shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act.

     8.5 FAIF shall have obtained such exemptive relief from the provisions of
Section 17 of the 1940 Act as may, in the view of counsel, be required in order to consummate the transactions contemplated hereby.

     8.6 The parties shall have received on the Closing Date a favorable opinion of Faegre & Benson LLP substantially to the effect that for federal income tax purposes:

          (a) The transfer of all the assets of each Selling Fund in exchange for the corresponding Acquiring Fund Shares and the assumption by the corresponding Acquiring Fund of the identified liabilities of the Selling Fund followed by the distribution of the Acquiring Fund Shares to the Selling Fund Shareholders in dissolution and liquidation of the Selling Fund will constitute a "reorganization" within the meaning of Section 368(a) of the Code and the Acquiring Fund and the Selling Fund will each be a "party to a reorganization" within the meaning of Section 368(b) of the Code.

          (b) No gain or loss will be recognized by any Acquiring Fund upon the receipt of the assets of the corresponding Selling Fund solely in exchange for the applicable Acquiring Fund Shares and the assumption by the Acquiring Fund of the identified liabilities of the Selling Fund.

          (c) No gain or loss will be recognized by any Selling Fund upon the transfer of the Selling Fund assets to the corresponding Acquiring Fund in exchange for the corresponding Acquiring Fund Shares and the assumption by the Acquiring Fund of the identified liabilities of the Selling Fund or upon the distribution (whether actual or constructive) of the Acquiring Fund Shares to Selling Fund Shareholders in exchange for their shares of the Selling Fund.

          (d) No gain or loss will be recognized by any Selling Fund Shareholders upon the exchange of their Selling Fund shares for the corresponding Acquiring Fund Shares in liquidation of the Selling Fund. Selling Fund Shareholders subject to taxation will recognize income upon receipt of any net investment income or net capital gains of the Selling Fund which are distributed by the Selling Fund prior to the Closing Date.

          (e) The aggregate tax basis for the Acquiring Fund Shares received by each Selling Fund Shareholder pursuant to the Reorganization will be the same as the aggregate tax basis of the Selling Fund shares held by such shareholder immediately prior to the Reorganization, and the holding period of the Acquiring Fund Shares to be received by each Selling Fund Shareholder will include the period during which the Selling Fund shares exchanged therefor were held by such shareholder (provided the Selling Fund shares were held as capital assets on the date of the Reorganization).

          (f) The tax basis of the assets of each Selling Fund acquired by the corresponding Acquiring Fund will be the same as the tax basis of such assets to the Selling Fund immediately prior to the Reorganization, and the holding period of the assets of the Selling Fund in the hands of the Acquiring Fund will include the period during which those assets were held by the Selling Fund.

     Such opinion shall contain such assumptions and limitations as shall be in the opinion of Faegre & Benson LLP appropriate to render the opinions expressed therein.

     8.7 The Amendment shall have been filed in accordance with the applicable provisions of Maryland law.

     8.8 The Acquiring Fund's investment adviser shall have paid or agreed to pay the costs incurred by FAIF in connection with the Reorganization, including the fees and expenses associated with the preparation and filing of the application for exemptive relief referred to in paragraph 8.5 above and the Registration Statement, and the expenses of printing and mailing the prospectus/proxy statement, soliciting proxies and holding the shareholders meeting required to approve the transactions contemplated by this Agreement.

                                   ARTICLE IX

                    ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES

     9.1 Each Acquiring Fund and the corresponding Selling Fund agree that neither party has made any representation, warranty or covenant not set forth herein and that this Agreement constitutes the entire agreement between the parties.

     9.2 The representations, warranties, and covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall not survive the consummation of the transactions contemplated hereunder.


                                    ARTICLE X

                                   TERMINATION

     10.1 This Agreement may be terminated by the mutual agreement of each Acquiring Fund and the corresponding Selling Fund. In addition, each Acquiring Fund or Selling Fund may at its option terminate this Agreement at or prior to the Closing Date because:

          (a) of a breach by the corresponding Selling Fund or Acquiring Fund, as applicable, of any representation, warranty, or agreement contained herein to be performed at or prior to the Closing Date, if not cured within 30 days; or

          (b) a condition herein expressed to be precedent to the obligations of the terminating party has not been met and it reasonably appears that it will not or cannot be met by the corresponding Selling Fund or Acquiring Fund, as applicable.

     10.2 In the event of any such termination, in the absence of willful default, there shall be no liability for damages on the part of any Acquiring Fund, any Selling Fund, or FAIF or its Directors or officers, to the other party.


                                   ARTICLE XI

                                   AMENDMENTS

     11.1 This Agreement may be amended, modified, or supplemented in such manner as may be mutually agreed upon in writing by the authorized officers of the Acquiring Funds and the Selling Funds; provided, however, that following the meeting of shareholders of a Selling Fund pursuant to paragraph 5.2 of this Agreement, no such amendment may have the effect of changing the provisions for determining the number of the Acquiring Fund Shares to be issued to such Selling Fund Shareholders under this Agreement to the detriment of such Selling Fund Shareholders without their further approval.


                                   ARTICLE XII

                HEADINGS; COUNTERPARTS; GOVERNING LAW; ASSIGNMENT

     12.1 The Article and paragraph headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

     12.2 This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

     12.3 This Agreement shall be governed by and construed in accordance with the laws of the State of Minnesota, without giving effect to the conflicts of laws provisions thereof.

     12.4 This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but, except as provided in this paragraph, no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm, or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

     IN WITNESS WHEREOF, the parties have duly executed this Agreement, all as of the date first written above.

                                        FIRST AMERICAN INVESTMENT FUNDS, INC.
                                        ON BEHALF OF ITS LARGE CAP GROWTH FUND,
                                        LARGE CAP VALUE FUND, EQUITY INCOME
                                        FUND AND TECHNOLOGY FUND



                                        By:
                                            ------------------------------------
                                        Name:  Jeffery M. Wilson
                                        Title: Vice President



                                        FIRST AMERICAN INVESTMENT FUNDS, INC.
                                        ON BEHALF OF ITS CAPITAL GROWTH FUND,
                                        RELATIVE VALUE FUND, GROWTH & INCOME
                                        FUND AND SCIENCE & TECHNOLOGY FUND



                                        By:
                                            ------------------------------------
                                        Name:  Jeffery M. Wilson
                                        Title: Vice President

                                                                       EXHIBIT A
                                                                    TO AGREEMENT
                                                                     AND PLAN OF
                                                                  REORGANIZATION


                              ARTICLES OF AMENDMENT
                                       TO
                 AMENDED AND RESTATED ARTICLES OF INCORPORATION
                                       OF
                      FIRST AMERICAN INVESTMENT FUNDS, INC.

     The undersigned officer of First American Investment Funds, Inc. (the "Corporation"), a Maryland corporation, hereby certifies that the following amendments to the Corporation's Amended and Restated Articles of Incorporation have been adopted by the Board of Directors and by the requisite vote of shareholders of the Corporation in the manner required by Maryland General Corporation Law:

     WHEREAS, the Corporation is registered as an open-end management investment company (I.E., a mutual fund) under the Investment Company Act of 1940 and offers its shares to the public in several series, each of which represents a separate and distinct portfolio of assets;

     WHEREAS, it is desirable and in the best interests of the holders of the Class 00 shares of the Corporation (also known as "Capital Growth Fund") that the assets belonging to such class, subject to all liabilities of such class be sold to a separate portfolio of the Corporation which is known as "Large Cap Growth Fund" and which is represented by the Corporation's Class S shares, in exchange for shares of Large Cap Growth Fund, which shares will be distributed PRO RATA to the former shareholders of Capital Growth Fund;

     WHEREAS, Capital Growth Fund and Large Cap Growth Fund have entered into an Agreement and Plan of Reorganization providing for the foregoing transactions; and

     WHEREAS, the Agreement and Plan of Reorganization requires that, in order to bind all holders of shares of Capital Growth Fund to the foregoing transactions, and in particular to bind such holders to the cancellation and retirement of the outstanding Capital Growth Fund shares, it is necessary to adopt an amendment to the Corporation's Amended and Restated Articles of Incorporation.

     NOW, THEREFORE, BE IT RESOLVED, that the Corporation's Amended and Restated Articles of Incorporation be, and the same hereby are, amended to add the following Article IV(G) immediately following Article IV(F) thereof:

     ARTICLE IV(G). (a) For the purposes of this Article IV(G), the following terms shall have the following meanings:

          "Acquired Fund" means the Corporation's Capital Growth Fund, which is represented by the Corporation's Class 00 shares.

          "Class A Acquired Fund Shares" means the Corporation's Class 00 Common Shares.

          "Class B Acquired Fund Shares" means the Corporation's Class 00, Series 2 Common Shares.

          "Class C Acquired Fund Shares" means the Corporation's Class 00, Series 3 Common Shares.

          "Class S Acquired Fund Shares" means the Corporation's Class 00, Series 5 Common Fund Shares.

          "Class Y Acquired Fund Shares" means the Corporation's Class 00, Series 4 Common Shares.

          "Acquiring Fund" means the Corporation's Large Cap Growth Fund, which is represented by the Corporation's Class S shares.

          "Class A Acquiring Fund Shares" means the Corporation's Class S Common Shares.

          "Class B Acquiring Fund Shares" means the Corporation's Class S, Series 2 Common Shares.

          "Class C Acquiring Fund Shares" means the Corporation's Class S, Series 4 Common Shares.

          "Class S Acquiring Fund Shares" means the Corporation's Class S, Series 5 Common Fund Shares.

          "Class Y Acquiring Fund Shares" means the Corporation's Class S, Series 3 Common Shares.

          "Reorganization Agreement" means that Agreement and Plan of Reorganization dated February 22, 2002 between the Acquired Fund and the Acquiring Fund.

          "Effective Time" means the date and time at which delivery of the assets of the Acquired Fund and the shares of the Acquiring Fund to be issued pursuant to the Reorganization Agreement, and the liquidation of the Acquired Fund, occurs.

          "Valuation Time" means the close of business on the New York Stock Exchange, normally 4:00 p.m. Eastern Time, on the business day immediately prior to the Effective Time.

     (b) At the Effective Time, the assets belonging to the Acquired Fund, the liabilities belonging to the Acquired Fund, and the General Assets and General Liabilities allocated to the Acquired Fund, shall be sold to and assumed by the Acquiring Fund in return for Acquiring Fund shares, all pursuant to the Reorganization Agreement. For purposes of the foregoing, the terms "assets belonging to," "liabilities belonging to," "General Assets" and "General Liabilities" have the meanings assigned to them in Article IV, Section 1(d)(i) and (ii) of the Corporation's Amended and Restated Articles of Incorporation.

     (c) The numbers of Class A, Class B, Class C, Class S and Class Y Acquiring Fund Shares to be received by the Acquired Fund and distributed by it to the holders of Class A, Class B, Class C, Class S and Class Y Acquired Fund Shares shall be determined as follows:

          (i) The net asset value per share of the Acquired Fund's and the Acquiring Fund's Class A Shares, Class B Shares, Class C Shares, Class S Shares and Class Y Shares shall be computed as of the Valuation Time using the valuation procedures set forth in the Corporation's Articles of Incorporation and Bylaws and then-current Prospectus and Statement of Additional Information and as may be required by the Investment Company Act of 1940, as amended (the "1940 Act").

          (ii) The total number of Class A Acquiring Fund Shares to be issued (including fractional shares, if any) in exchange for assets and liabilities of the Acquired Fund shall be determined as of the Effective Time by multiplying the number of Class A Acquired Fund Shares outstanding times a fraction, the numerator of which is the net asset value per share of Class A Acquired Fund Shares, and the denominator of which is the net asset value per share of the Class A Acquiring Fund Shares, each as determined pursuant to (i) above.

          (iii) The total number of Class B Acquiring Fund Shares to be issued (including fractional shares, if any) in exchange for assets and liabilities of the Acquired Fund shall be determined as of the Effective Time by multiplying the number of Class B Acquired Fund Shares outstanding times a fraction, the numerator of which is the net asset value per share of Class B Acquired Fund Shares, and the denominator of which is the net asset value per share of the Class B Acquiring Fund Shares, each as determined pursuant to (i) above.

          (iv) The total number of Class C Acquiring Fund Shares to be issued (including fractional shares, if any) in exchange for assets and liabilities of the Acquired Fund shall be determined as of the Effective Time by multiplying the number of Class C Acquired Fund Shares outstanding times a fraction, the numerator of which is the net asset value per share of Class C Acquired Fund Shares, and the denominator of which is the net asset value per share of the Class C Acquiring Fund Shares, each as determined pursuant to (i) above.

          (v) The total number of Class S Acquiring Fund Shares to be issued (including fractional shares, if any) in exchange for assets and liabilities of the Acquired Fund shall be determined as of the Effective Time by multiplying the number of Class S Acquired Fund Shares outstanding times a fraction, the numerator of which is the net asset value per share of Class S Acquired Fund Shares, and the denominator of which is the net asset value per share of the Class S Acquiring Fund Shares, each as determined pursuant to (i) above.

          (vi) The total number of Class Y Acquiring Fund Shares to be issued (including fractional shares, if any) in exchange for assets and liabilities of the Acquired Fund shall be determined as of the Effective Time by multiplying the number of Class Y Acquired Fund Shares outstanding times a fraction, the numerator of which is the net asset value per share of Class Y Acquired Fund Shares, and the denominator of which is the net asset value per share of the Class Y Acquiring Fund Shares, each as determined pursuant to (i) above.

          (vii) At the Effective Time, the Acquired Fund shall distribute to the Acquired Fund shareholders of the respective classes PRO RATA within such classes (based upon the ratio that the number of Acquired Fund shares of the respective classes owned by each Acquired Fund shareholder bears to the total number of issued and outstanding Acquired Fund shares of the respective classes) the full and fractional Acquiring Fund shares of the respective classes received by the Acquired Fund pursuant to (ii) through
     (vi) above. Accordingly, each Class A Acquired Fund shareholder shall receive, at the Effective Time, Class A Acquiring Fund Shares with an aggregate net asset value equal to the aggregate net asset value of the Class A Acquired Fund Shares owned by such Acquired Fund shareholder; each Class B Acquired Fund shareholder shall receive, at the Effective Time, Class B Acquiring Fund Shares with an aggregate net asset value equal to the aggregate net asset value of the Class B Acquired Fund Shares owned by such Acquired Fund shareholder; each Class C Acquired Fund shareholder shall receive, at the Effective Time, Class C Acquiring Fund Shares with an aggregate net asset value equal to the aggregate net asset value of the Class C Acquired Fund Shares owned by such Acquired Fund shareholder; each Class S Acquired Fund shareholder shall receive, at the Effective Time, Class S Acquiring Fund Shares with an aggregate net asset value equal to the aggregate net asset value of the Class S Acquired Fund Shares owned by such Acquired Fund shareholder; and each Class Y Acquired Fund shareholder shall receive, at the Effective Time, Class Y Acquiring Fund Shares with an aggregate net asset value equal to the aggregate net asset value of the Class Y Acquired Fund Shares owned by such Acquired Fund shareholder.

     (d) The distribution of Acquiring Fund shares to Acquired Fund shareholders provided for in paragraph (c) above shall be accomplished by an instruction, signed by the Corporation's Secretary, to transfer the Acquiring Fund shares then credited to the Acquired Fund's account on the books of the Acquiring Fund to open accounts on the share records of the Acquiring Fund in the names of the Acquired Fund shareholders in amounts representing the respective pro rata number of Acquiring Fund shares due each such shareholder pursuant to the foregoing provisions. All issued and outstanding shares of the Acquired Fund shall simultaneously be cancelled on the books of the Acquired Fund and retired.

     (e) From and after the Effective Time, the Acquired Fund shares cancelled and retired pursuant to paragraph (d) above shall have the status of authorized and unissued Class 00 Common Shares of the Corporation, without designation as to series.

     WHEREAS, the Corporation is registered as an open-end management investment company (I.E., a mutual fund) under the Investment Company Act of 1940 and offers its shares to the public in several series, each of which represents a separate and distinct portfolio of assets;

     WHEREAS, it is desirable and in the best interests of the holders of the Class PP shares of the Corporation (also known as "Relative Value Fund") that the assets belonging to such class, subject to all liabilities of such class, be sold to a separate portfolio of the Corporation which is known as "Large Cap Value Fund" and which is represented by the Corporation's Class D shares, in exchange for shares of Large Cap Value Fund, which shares will be distributed PRO RATA to the former shareholders of Relative Value Fund;

     WHEREAS, Relative Value Fund and Large Cap Value Fund have entered into an Agreement and Plan of Reorganization providing for the foregoing transactions; and

     WHEREAS, the Agreement and Plan of Reorganization requires that, in order to bind all holders of shares of Relative Value Fund to the foregoing transactions, and in particular to bind such holders to the cancellation and retirement of the outstanding Relative Value Fund shares, it is necessary to adopt an amendment to the Corporation's Amended and Restated Articles of Incorporation.

     NOW, THEREFORE, BE IT RESOLVED, that the Corporation's Amended and Restated Articles of Incorporation be, and the same hereby are, amended to add the following Article IV(H) immediately following Article IV(G) thereof:

     ARTICLE IV(H). (a) For the purposes of this Article IV(H), the following terms shall have the following meanings:

          "Acquired Fund" means the Corporation's Relative Value Fund, which is represented by the Corporation's Class PP shares.

          "Class A Acquired Fund Shares" means the Corporation's Class PP Common Shares.

          "Class B Acquired Fund Shares" means the Corporation's Class PP, Series 2 Common Shares.

          "Class C Acquired Fund Shares" means the Corporation's Class PP, Series 3 Common Shares.

          "Class S Acquired Fund Shares" means the Corporation's Class PP, Series 5 Common Fund Shares.

          "Class Y Acquired Fund Shares" means the Corporation's Class PP, Series 4 Common Shares.

          "Acquiring Fund" means the Corporation's Large Cap Value Fund, which is represented by the Corporation's Class D shares.

          "Class A Acquiring Fund Shares" means the Corporation's Class D Common Shares.

          "Class B Acquiring Fund Shares" means the Corporation's Class D, Series 3 Common Shares.

          "Class C Acquiring Fund Shares" means the Corporation's Class D, Series 4 Common Shares.

          "Class D Acquiring Fund Shares" means the Corporation's Class D, Series 5 Common Fund Shares.

          "Class Y Acquiring Fund Shares" means the Corporation's Class D, Series 2 Common Shares.

          "Reorganization Agreement" means that Agreement and Plan of Reorganization dated February 22, 2002 between the Acquired Fund and the Acquiring Fund.

          "Effective Time" means the date and time at which delivery of the assets of the Acquired Fund and the shares of the Acquiring Fund to be issued pursuant to the Reorganization Agreement, and the liquidation of the Acquired Fund, occurs.

          "Valuation Time" means the close of business on the New York Stock Exchange, normally 4:00 p.m. Eastern Time, on the business day immediately prior to the Effective Time.

     (b) At the Effective Time, the assets belonging to the Acquired Fund, the liabilities belonging to the Acquired Fund, and the General Assets and General Liabilities allocated to the Acquired Fund, shall be sold to and assumed by the Acquiring Fund in return for Acquiring Fund shares, all pursuant to the Reorganization Agreement. For purposes of the foregoing, the terms "assets belonging to," "liabilities belonging to," "General Assets" and "General Liabilities" have the meanings assigned to them in Article IV, Section 1(d)(i) and (ii) of the Corporation's Amended and Restated Articles of Incorporation.

     (c) The numbers of Class A, Class B, Class C, Class S and Class Y Acquiring Fund Shares to be received by the Acquired Fund and distributed by it to the holders of Class A, Class B, Class C, Class S and Class Y Acquired Fund Shares shall be determined as follows:

          (i) The net asset value per share of the Acquired Fund's and the Acquiring Fund's Class A Shares, Class B Shares, Class C Shares, Class S Shares and Class Y Shares shall be computed as of the Valuation Time using the valuation procedures set forth in the Corporation's Articles of Incorporation and Bylaws and then-current Prospectus and Statement of Additional Information and as may be required by the Investment Company Act of 1940, as amended (the "1940 Act").

          (ii) The total number of Class A Acquiring Fund Shares to be issued (including fractional shares, if any) in exchange for assets and liabilities of the Acquired Fund shall be determined as of the Effective Time by multiplying the number of Class A Acquired Fund Shares outstanding times a fraction, the numerator of which is the net asset value per share of Class A Acquired Fund Shares, and the denominator of which is the net asset value per share of the Class A Acquiring Fund Shares, each as determined pursuant to (i) above.

          (iii) The total number of Class B Acquiring Fund Shares to be issued (including fractional shares, if any) in exchange for assets and liabilities of the Acquired Fund shall be determined as of the Effective Time by multiplying the number of Class B Acquired Fund Shares outstanding times a fraction, the numerator of which is the net asset value per share of Class B Acquired Fund Shares, and the denominator of which is the net asset value per share of the Class B Acquiring Fund Shares, each as determined pursuant to (i) above.

          (iv) The total number of Class C Acquiring Fund Shares to be issued (including fractional shares, if any) in exchange for assets and liabilities of the Acquired Fund shall be determined as of the Effective Time by multiplying the number of Class C Acquired Fund Shares outstanding times a fraction, the numerator of which is the net asset value per share of Class C Acquired Fund Shares, and the denominator of which is the net asset value per share of the Class C Acquiring Fund Shares, each as determined pursuant to (i) above.

          (v) The total number of Class S Acquiring Fund Shares to be issued (including fractional shares, if any) in exchange for assets and liabilities of the Acquired Fund shall be determined as of the Effective Time by multiplying the number of Class S Acquired Fund Shares outstanding times a fraction, the numerator of which is the net asset value per share of Class S Acquired Fund Shares, and the denominator of which is the net asset value per share of the Class S Acquiring Fund Shares, each as determined pursuant to (i) above.

          (vi) The total number of Class Y Acquiring Fund Shares to be issued (including fractional shares, if any) in exchange for assets and liabilities of the Acquired Fund shall be determined as of the Effective Time by multiplying the number of Class Y Acquired Fund Shares outstanding times a fraction, the numerator of which is the net asset value per share of Class Y Acquired Fund Shares, and the denominator of which is the net asset value per share of the Class Y Acquiring Fund Shares, each as determined pursuant to (i) above.

          (vii) At the Effective Time, the Acquired Fund shall distribute to the Acquired Fund shareholders of the respective classes PRO RATA within such classes (based upon the ratio that the number of Acquired Fund shares of the respective classes owned by each Acquired Fund shareholder bears to the total number of issued and outstanding Acquired Fund shares of the respective classes) the full and fractional Acquiring Fund shares of the respective classes received by the Acquired Fund pursuant to (ii) through
     (vi) above. Accordingly, each Class A Acquired Fund shareholder shall receive, at the Effective Time, Class A Acquiring Fund Shares with an aggregate net asset value equal to the aggregate net asset value of the Class A Acquired Fund Shares owned by such Acquired Fund shareholder; each Class B Acquired Fund shareholder shall receive, at the Effective Time, Class B Acquiring Fund Shares with an aggregate net asset value equal to the aggregate net asset value of the Class B Acquired Fund Shares owned by such Acquired Fund shareholder; each Class C Acquired Fund shareholder shall receive, at the Effective Time, Class C Acquiring Fund Shares with an aggregate net asset value equal to the aggregate net asset value of the Class C Acquired Fund Shares owned by such Acquired Fund shareholder; each Class S Acquired Fund shareholder shall receive, at the Effective Time, Class S Acquiring Fund Shares with an aggregate net asset value equal to the aggregate net asset value of the Class S Acquired Fund Shares owned by such Acquired Fund shareholder; and each Class Y Acquired Fund shareholder shall receive, at the Effective Time, Class Y Acquiring Fund Shares with an aggregate net asset value equal to the aggregate net asset value of the Class Y Acquired Fund Shares owned by such Acquired Fund shareholder.

     (d) The distribution of Acquiring Fund shares to Acquired Fund shareholders provided for in paragraph (c) above shall be accomplished by an instruction, signed by the Corporation's Secretary, to transfer the Acquiring Fund shares then credited to the Acquired Fund's account on the books of the Acquiring Fund to open accounts on the share records of the Acquiring Fund in the names of the Acquired Fund shareholders in amounts representing the respective PRO RATA number of Acquiring Fund shares due each such shareholder pursuant to the foregoing provisions. All issued and outstanding shares of the Acquired Fund shall simultaneously be cancelled on the books of the Acquired Fund and retired.

     (e) From and after the Effective Time, the Acquired Fund shares cancelled and retired pursuant to paragraph (d) above shall have the status of authorized and unissued Class PP Common Shares of the Corporation, without designation as to series.

     WHEREAS, the Corporation is registered as an open-end management investment company (I.E., a mutual fund) under the Investment Company Act of 1940 and offers its shares to the public in several series, each of which represents a separate and distinct portfolio of assets;

     WHEREAS, it is desirable and in the best interests of the holders of the Class RR shares of the Corporation (also known as "Growth & Income Fund") that the assets belonging to such class, subject to all liabilities of such class, be sold to a separate portfolio of the Corporation which is known as "Equity Income Fund" and which is represented by the Corporation's Class T shares, in exchange for shares of Equity Income Fund, which shares will be distributed PRO RATA to the former shareholders of Growth & Income Fund;

     WHEREAS, Growth & Income Fund and Equity Income Fund have entered into an Agreement and Plan of Reorganization providing for the foregoing transactions; and

     WHEREAS, the Agreement and Plan of Reorganization requires that, in order to bind all holders of shares of Growth & Income Fund to the foregoing transactions, and in particular to bind such holders to the cancellation and retirement of the outstanding Growth & Income Fund shares, it is necessary to adopt an amendment to the Corporation's Amended and Restated Articles of Incorporation.

     NOW, THEREFORE, BE IT RESOLVED, that the Corporation's Amended and Restated Articles of Incorporation be, and the same hereby are, amended to add the following Article IV(I) immediately following Article IV(H) thereof:

     ARTICLE IV(I). (a) For the purposes of this Article IV(I), the following terms shall have the following meanings:

          "Acquired Fund" means the Corporation's Growth & Income Fund, which is represented by the Corporation's Class RR shares.

          "Class A Acquired Fund Shares" means the Corporation's Class RR Common Shares.

          "Class B Acquired Fund Shares" means the Corporation's Class RR, Series 2 Common Shares.

          "Class C Acquired Fund Shares" means the Corporation's Class RR, Series 3 Common Shares.

          "Class S Acquired Fund Shares" means the Corporation's Class RR, Series 5 Common Fund Shares.

          "Class Y Acquired Fund Shares" means the Corporation's Class RR, Series 4 Common Shares.

          "Acquiring Fund" means the Corporation's Equity Income Fund, which is represented by the Corporation's Class T shares.

          "Class A Acquiring Fund Shares" means the Corporation's Class T Common Shares.

          "Class B Acquiring Fund Shares" means the Corporation's Class T, Series 2 Common Shares.

          "Class C Acquiring Fund Shares" means the Corporation's Class T, Series 4 Common Shares.

          "Class T Acquiring Fund Shares" means the Corporation's Class T, Series 5 Common Fund Shares.

          "Class Y Acquiring Fund Shares" means the Corporation's Class T, Series 3 Common Shares.

          "Reorganization Agreement" means that Agreement and Plan of Reorganization dated February 22, 2002 between the Acquired Fund and the Acquiring Fund.

          "Effective Time" means the date and time at which delivery of the assets of the Acquired Fund and the shares of the Acquiring Fund to be issued pursuant to the Reorganization Agreement, and the liquidation of the Acquired Fund, occurs.

          "Valuation Time" means the close of business on the New York Stock Exchange, normally 4:00 p.m. Eastern Time, on the business day immediately prior to the Effective Time.

     (b) At the Effective Time, the assets belonging to the Acquired Fund, the liabilities belonging to the Acquired Fund, and the General Assets and General Liabilities allocated to the Acquired Fund, shall be sold to and assumed by the Acquiring Fund in return for Acquiring Fund shares, all pursuant to the Reorganization Agreement. For purposes of the foregoing, the terms "assets belonging to," "liabilities belonging to," "General Assets" and "General Liabilities" have the meanings assigned to them in Article IV, Section 1(d)(i) and (ii) of the Corporation's Amended and Restated Articles of Incorporation.

     (c) The numbers of Class A, Class B, Class C, Class S and Class Y Acquiring Fund Shares to be received by the Acquired Fund and distributed by it to the holders of Class A, Class B, Class C, Class S and Class Y Acquired Fund Shares shall be determined as follows:

          (i) The net asset value per share of the Acquired Fund's and the Acquiring Fund's Class A Shares, Class B Shares, Class C Shares, Class S Shares and Class Y Shares shall be computed as of the Valuation Time using the valuation procedures set forth in the Corporation's Articles of Incorporation and Bylaws and then-current Prospectus and Statement of Additional Information and as may be required by the Investment Company Act of 1940, as amended (the "1940 Act").

          (ii) The total number of Class A Acquiring Fund Shares to be issued (including fractional shares, if any) in exchange for assets and liabilities of the Acquired Fund shall be determined as of the Effective Time by multiplying the number of Class A Acquired Fund Shares outstanding times a fraction, the numerator of which is the net asset value per share of Class A Acquired Fund Shares, and the denominator of which is the net asset value per share of the Class A Acquiring Fund Shares, each as determined pursuant to (i) above.

          (iii) The total number of Class B Acquiring Fund Shares to be issued (including fractional shares, if any) in exchange for assets and liabilities of the Acquired Fund shall be determined as of the Effective Time by multiplying the number of Class B Acquired Fund Shares outstanding times a fraction, the numerator of which is the net asset value per share of Class B Acquired Fund Shares, and the denominator of which is the net asset value per share of the Class B Acquiring Fund Shares, each as determined pursuant to (i) above.

          (iv) The total number of Class C Acquiring Fund Shares to be issued (including fractional shares, if any) in exchange for assets and liabilities of the Acquired Fund shall be determined as of the Effective Time by multiplying the number of Class C Acquired Fund Shares outstanding times a fraction, the numerator of which is the net asset value per share of Class C Acquired Fund Shares, and the denominator of which is the net asset value per share of the Class C Acquiring Fund Shares, each as determined pursuant to (i) above.

          (v) The total number of Class S Acquiring Fund Shares to be issued (including fractional shares, if any) in exchange for assets and liabilities of the Acquired Fund shall be determined as of the Effective Time by multiplying the number of Class S Acquired Fund Shares outstanding times a fraction, the numerator of which is the net asset value per share of Class S Acquired Fund Shares, and the denominator of which is the net asset value per share of the Class S Acquiring Fund Shares, each as determined pursuant to (i) above.

          (vi) The total number of Class Y Acquiring Fund Shares to be issued (including fractional shares, if any) in exchange for assets and liabilities of the Acquired Fund shall be determined as of the Effective Time by multiplying the number of Class Y Acquired Fund Shares outstanding times a fraction, the numerator of which is the net asset value per share of Class Y Acquired Fund Shares, and the denominator of which is the net asset value per share of the Class Y Acquiring Fund Shares, each as determined pursuant to (i) above.

          (vii) At the Effective Time, the Acquired Fund shall distribute to the Acquired Fund shareholders of the respective classes PRO RATA within such classes (based upon the ratio that the number of Acquired Fund shares of the respective classes owned by each Acquired Fund shareholder bears to the total number of issued and outstanding Acquired Fund shares of the respective classes) the full and fractional Acquiring Fund shares of the respective classes received by the Acquired Fund pursuant to (ii) through (vi) above. Accordingly, each Class A Acquired Fund shareholder shall receive, at the Effective Time, Class A Acquiring Fund Shares with an aggregate net asset value equal to the aggregate net asset value of the Class A Acquired Fund Shares owned by such Acquired Fund shareholder; each Class B Acquired Fund shareholder shall receive, at the Effective Time, Class B Acquiring Fund Shares with an aggregate net asset value equal to the aggregate net asset value of the Class B Acquired Fund Shares owned by such Acquired Fund shareholder; each Class C Acquired Fund shareholder shall receive, at the Effective Time, Class C Acquiring Fund Shares with an aggregate net asset value equal to the aggregate net asset value of the Class C Acquired Fund Shares owned by such Acquired Fund shareholder; each Class S Acquired Fund shareholder shall receive, at the Effective Time, Class S Acquiring Fund Shares with an aggregate net asset value equal to the aggregate net asset value of the Class S Acquired Fund Shares owned by such Acquired Fund shareholder; and each Class Y Acquired Fund shareholder shall receive, at the Effective Time, Class Y Acquiring Fund Shares with an aggregate net asset value equal to the aggregate net asset value of the Class Y Acquired Fund Shares owned by such Acquired Fund shareholder.

     (d) The distribution of Acquiring Fund shares to Acquired Fund shareholders provided for in paragraph (c) above shall be accomplished by an instruction, signed by the Corporation's Secretary, to transfer the Acquiring Fund shares then credited to the Acquired Fund's account on the books of the Acquiring Fund to open accounts on the share records of the Acquiring Fund in the names of the Acquired Fund shareholders in amounts representing the respective PRO RATA number of Acquiring Fund shares due each such shareholder pursuant to the foregoing provisions. All issued and outstanding shares of the Acquired Fund shall simultaneously be cancelled on the books of the Acquired Fund and retired.

     (e) From and after the Effective Time, the Acquired Fund shares cancelled and retired pursuant to paragraph (d) above shall have the status of authorized and unissued Class RR Common Shares of the Corporation, without designation as to series.

     WHEREAS, the Corporation is registered as an open-end management investment company (I.E., a mutual fund) under the Investment Company Act of 1940 and offers its shares to the public in several series, each of which represents a separate and distinct portfolio of assets;

     WHEREAS, it is desirable and in the best interests of the holders of the Class VV shares of the Corporation (also known as "Science & Technology Fund") that the assets belonging to such class, subject to all liabilities of such class, be sold to a separate portfolio of the Corporation which is known as "Technology Fund" and which is represented by the Corporation's Class P shares, in exchange for shares of Technology Fund, which shares will be distributed PRO RATA to the former shareholders of Science & Technology Fund;

     WHEREAS, Science & Technology Fund and Technology Fund have entered into an Agreement and Plan of Reorganization providing for the foregoing transactions; and

     WHEREAS, the Agreement and Plan of Reorganization requires that, in order to bind all holders of shares of Science & Technology Fund to the foregoing transactions, and in particular to bind such holders to the cancellation and retirement of the outstanding Science & Technology Fund shares, it is necessary to adopt an amendment to the Corporation's Amended and Restated Articles of Incorporation.

     NOW, THEREFORE, BE IT RESOLVED, that the Corporation's Amended and Restated Articles of Incorporation be, and the same hereby are, amended to add the following Article IV(J) immediately following Article IV(I) thereof:

     ARTICLE IV(J). (a) For the purposes of this Article IV(J), the following terms shall have the following meanings:

          "Acquired Fund" means the Corporation's Science & Technology Fund, which is represented by the Corporation's Class VV shares.

          "Class A Acquired Fund Shares" means the Corporation's Class VV Common Shares.

          "Class B Acquired Fund Shares" means the Corporation's Class VV, Series 2 Common Shares.

          "Class C Acquired Fund Shares" means the Corporation's Class VV, Series 3 Common Shares.

          "Class S Acquired Fund Shares" means the Corporation's Class VV, Series 5 Common Fund Shares.

          "Class Y Acquired Fund Shares" means the Corporation's Class VV, Series 4 Common Shares.

          "Acquiring Fund" means the Corporation's Technology Fund, which is represented by the Corporation's Class P shares.

          "Class A Acquiring Fund Shares" means the Corporation's Class P Common Shares.

          "Class B Acquiring Fund Shares" means the Corporation's Class P, Series 3 Common Shares.

          "Class C Acquiring Fund Shares" means the Corporation's Class P, Series 4 Common Shares.

          "Class S Acquiring Fund Shares" means the Corporation's Class P, Series 5 Common Fund Shares.

          "Class Y Acquiring Fund Shares" means the Corporation's Class P, Series 2 Common Shares.

          "Reorganization Agreement" means that Agreement and Plan of Reorganization dated February 22, 2002 between the Acquired Fund and the Acquiring Fund.

          "Effective Time" means the date and time at which delivery of the assets of the Acquired Fund and the shares of the Acquiring Fund to be issued pursuant to the Reorganization Agreement, and the liquidation of the Acquired Fund, occurs.

          "Valuation Time" means the close of business on the New York Stock Exchange, normally 4:00 p.m. Eastern Time, on the business day immediately prior to the Effective Time.

     (b) At the Effective Time, the assets belonging to the Acquired Fund, the liabilities belonging to the Acquired Fund, and the General Assets and General Liabilities allocated to the Acquired Fund, shall be sold to and assumed by the Acquiring Fund in return for Acquiring Fund shares, all pursuant to the Reorganization Agreement. For purposes of the foregoing, the terms "assets belonging to," "liabilities belonging to," "General Assets" and "General Liabilities" have the meanings assigned to them in Article IV, Section 1(d)(i) and (ii) of the Corporation's Amended and Restated Articles of Incorporation.

     (c) The numbers of Class A, Class B, Class C, Class S and Class Y Acquiring Fund Shares to be received by the Acquired Fund and distributed by it to the holders of Class A, Class B, Class C, Class S and Class Y Acquired Fund Shares shall be determined as follows:

          (i) The net asset value per share of the Acquired Fund's and the Acquiring Fund's Class A Shares, Class B Shares, Class C Shares, Class S Shares and Class Y Shares shall be computed as of the Valuation Time using the valuation procedures set forth in the Corporation's Articles of Incorporation and Bylaws and then-current Prospectus and Statement of Additional Information and as may be required by the Investment Company Act of 1940, as amended (the "1940 Act").

          (ii) The total number of Class A Acquiring Fund Shares to be issued (including fractional shares, if any) in exchange for assets and liabilities of the Acquired Fund shall be determined as of the Effective Time by multiplying the number of Class A Acquired Fund Shares outstanding times a fraction, the numerator of which is the net asset value per share of Class A Acquired Fund Shares, and the denominator of which is the net asset value per share of the Class A Acquiring Fund Shares, each as determined pursuant to (i) above.

          (iii) The total number of Class B Acquiring Fund Shares to be issued (including fractional shares, if any) in exchange for assets and liabilities of the Acquired Fund shall be determined as of the Effective Time by multiplying the number of Class B Acquired Fund Shares outstanding times a fraction, the numerator of which is the net asset value per share of Class B Acquired Fund Shares, and the denominator of which is the net asset value per share of the Class B Acquiring Fund Shares, each as determined pursuant to (i) above.

          (iv) The total number of Class C Acquiring Fund Shares to be issued (including fractional shares, if any) in exchange for assets and liabilities of the Acquired Fund shall be determined as of the Effective Time by multiplying the number of Class C Acquired Fund Shares outstanding times a fraction, the numerator of which is the net asset value per share of Class C Acquired Fund Shares, and the denominator of which is the net asset value per share of the Class C Acquiring Fund Shares, each as determined pursuant to (i) above.

          (v) The total number of Class S Acquiring Fund Shares to be issued (including fractional shares, if any) in exchange for assets and liabilities of the Acquired Fund shall be determined as of the Effective Time by multiplying the number of Class S Acquired Fund Shares outstanding times a fraction, the numerator of which is the net asset value per share of Class S Acquired Fund Shares, and the denominator of which is the net asset value per share of the Class S Acquiring Fund Shares, each as determined pursuant to (i) above.

          (vi) The total number of Class Y Acquiring Fund Shares to be issued (including fractional shares, if any) in exchange for assets and liabilities of the Acquired Fund shall be determined as of the Effective Time by multiplying the number of Class Y Acquired Fund Shares outstanding times a fraction, the numerator of which is the net asset value per share of Class Y Acquired Fund Shares, and the denominator of which is the net asset value per share of the Class Y Acquiring Fund Shares, each as determined pursuant to (i) above.

          (vii) At the Effective Time, the Acquired Fund shall distribute to the Acquired Fund shareholders of the respective classes PRO RATA within such classes (based upon the ratio that the number of Acquired Fund shares of the respective classes owned by each Acquired Fund shareholder bears to the total number of issued and outstanding Acquired Fund shares of the respective classes) the full and fractional Acquiring Fund shares of the respective classes received by the Acquired Fund pursuant to (ii) through
     (vi) above. Accordingly, each Class A Acquired Fund shareholder shall receive, at the Effective Time, Class A Acquiring Fund Shares with an aggregate net asset value equal to the aggregate net asset value of the Class A Acquired Fund Shares owned by such Acquired Fund shareholder; each Class B Acquired Fund shareholder shall receive, at the Effective Time, Class B Acquiring Fund Shares with an aggregate net asset value equal to the aggregate net asset value of the Class B Acquired Fund Shares owned by such Acquired Fund shareholder; each Class C Acquired Fund shareholder shall receive, at the Effective Time, Class C Acquiring Fund Shares with an aggregate net asset value equal to the aggregate net asset value of the Class C Acquired Fund Shares owned by such Acquired Fund shareholder; each Class S Acquired Fund shareholder shall receive, at the Effective Time, Class S Acquiring Fund Shares with an aggregate net asset value equal to the aggregate net asset value of the Class S Acquired Fund Shares owned by such Acquired Fund shareholder; and each Class Y Acquired Fund shareholder shall receive, at the Effective Time, Class Y Acquiring Fund Shares with an aggregate net asset value equal to the aggregate net asset value of the Class Y Acquired Fund Shares owned by such Acquired Fund shareholder.

     (d) The distribution of Acquiring Fund shares to Acquired Fund shareholders provided for in paragraph (c) above shall be accomplished by an instruction, signed by the Corporation's Secretary, to transfer the Acquiring Fund shares then credited to the Acquired Fund's account on the books of the Acquiring Fund to open accounts on the share records of the Acquiring Fund in the names of the Acquired Fund shareholders in amounts representing the respective PRO RATA number of Acquiring Fund shares due each such shareholder pursuant to the foregoing provisions. All issued and outstanding shares of the Acquired Fund shall simultaneously be cancelled on the books of the Acquired Fund and retired.

     (e) From and after the Effective Time, the Acquired Fund shares cancelled and retired pursuant to paragraph (d) above shall have the status of authorized and unissued Class VV Common Shares of the Corporation, without designation as to series.

     The undersigned officer of the Corporation hereby acknowledges, in the name and on behalf of the Corporation, the foregoing Articles of Amendment to be the corporate act of the Corporation and further certifies that, to the best of his or her knowledge, information and belief, the matters and facts set forth therein with respect to the approval thereof are true in all material respects, under the penalties of perjury.

     IN WITNESS WHEREOF, the Corporation has caused these Articles of Amendment to be signed in its name and on its behalf by its President or a Vice President
and witnessed by its Secretary or an Assistant Secretary on            , 2002.


FIRST AMERICAN INVESTMENT FUNDS, INC.


By
   ----------------------------------------------


Its
    ---------------------------------------------


WITNESS:


-------------------------------------------------
Secretary, First American Investment Funds, Inc.

                                                                       EXHIBIT B









                              MANAGEMENT DISCUSSION
                                       OF
                                FUND PERFORMANCE

                (EXCERPTED FROM THE FAIF ANNUAL REPORT FOR THE
                         YEAR ENDED SEPTEMBER 30, 2001)

CAPITAL GROWTH

INVESTMENT OBJECTIVE: MAXIMIZE LONG-TERM AFTER-TAX RETURNS



The First American Capital Growth Fund lost 43.17% for the 12-month period ended September 30, 2001(Class A shares declined 43.28% on net asset value). During the 12 months, the fund's benchmark, the Russell 1000 Growth Index, declined 45.64%.

Throughout the year, the U.S. economy was faced with a significant slowdown. This severely hampered business prospects for many companies, and led to profit declines. This also took a toll on stock prices. Hardest hit were growth companies, which had enjoyed the fruits of a solid run-up in values through the late 1990s and early 2000. With profit growth drying up, investors had less enthusiasm for the growth side of the market.

Technology stocks paid the biggest price. Business demand for tech-related products and services dried up dramatically beginning in 2000 and continuing in 2001. Stocks in that sector, which represented an important position in the fund, declined dramatically as a result. The fund also lost ground due to a strong commitment to health care stocks, which proved to be disappointing for most of the year. Only in the last two months did the health care area show signs of revival.

The fund did benefit from effective stock selection in many of the sectors in which it invests. Holdings in the consumer staple, financial, and technology area tended to perform better than the average stock within their respective sectors during the period. Few significant changes were made to the portfolio during the year. As a practice, the fund is generally positioned somewhat comparable to the overall market for growth stocks in terms of sector allocations. Value is added primarily through careful stock selection within each of those sectors.

As the new fiscal year begins, it is clear that the U.S. economy is fighting a slump that has made for a difficult business environment. In the short term, this will continue to create a challenge for many companies trying to meet profit expectations. As signs of an improved economy become more apparent, which could happen by early 2002, stocks are likely to generate better performance. In anticipation of that, the fund may be positioned in a more aggressive manner in order to take advantage of opportunities that are likely to return to the growth sector of the market.

-------------------------------------------------------------------------------------------------------------------
ANNUALIZED PERFORMANCE(1)
-------------------------------------------------------------------------------------------------------------------
AS OF SEPTEMBER 30, 2001                                                   SINCE INCEPTION(6)
                                                  -----------------------------------------------------------------
                                 1 YEAR   5 YEARS    12/12/1994   8/18/1997    3/31/2000  12/11/2000   9/24/2001
-------------------------------------------------------------------------------------------------------------------
Class A NAV                     -43.28%        --            --          --      -31.88%          --          --
-------------------------------------------------------------------------------------------------------------------
Class A POP                     -46.39%        --            --          --      -34.40%          --          --
-------------------------------------------------------------------------------------------------------------------
Class B NAV                     -43.66%     4.95%        10.12%          --           --          --          --
-------------------------------------------------------------------------------------------------------------------
Class B POP                     -46.40%     4.62%        10.12%          --           --          --          --
-------------------------------------------------------------------------------------------------------------------
Class C NAV                          --        --            --          --           --          --       2.58%
-------------------------------------------------------------------------------------------------------------------
Class C POP                          --        --            --          --           --          --       0.60%
-------------------------------------------------------------------------------------------------------------------
Class S                              --        --            --          --           --     -38.82%          --
-------------------------------------------------------------------------------------------------------------------
Class Y                         -43.17%        --            --       0.29%           --          --          --
-------------------------------------------------------------------------------------------------------------------
Russell 1000 Growth Index(3)    -45.64%     6.50%        12.25%       1.31%      -36.88%     -30.89%          --
-------------------------------------------------------------------------------------------------------------------
S&P 500 Composite Index(4)      -26.62%    10.22%        14.80%       5.02%      -20.56%     -20.39%          --
-------------------------------------------------------------------------------------------------------------------
S&P/BARRA 500 Growth Index(5)   -35.70%     9.94%        14.96%       4.42%      -30.55%     -22.79%          --
-------------------------------------------------------------------------------------------------------------------

CAPITAL GROWTH


VALUE OF A $10,000 INVESTMENT(1),(2) AS OF SEPTEMBER 30, 2001

[PLOT POINTS CHART]

            FIRST AMERICAN    FIRST AMERICAN    FIRST AMERICAN
               CAPITAL           CAPITAL           CAPITAL        RUSSELL     S&P 500     S&P/BARRA
             GROWTH FUND,      GROWTH FUND,      GROWTH FUND,   1000 VALUE   COMPOSITE   500 GROWTH
             CLASS B NAV       CLASS B POP         CLASS Y       INDEX(3)     INDEX(4)    INDEX(5)
            ---------------------------------------------------------------------------------------

CLASS B

12/1994        10,000            10,000                           10,000       10,000      10,000
11/1995        12,944            12,944                           13,640       13,498      13,658
11/1996        16,483            16,483                           17,228       17,258      17,528
11/1997        20,223            20,223                           21,796       22,180      23,094
11/1998        24,422            24,422                           28,042       27,424      30,885
11/1999        30,590            30,590                           36,873       33,152      39,685
10/2000        33,189            33,189                           38,250       34,470      38,845
 9/2001        19,260            19,260                           21,826       25,402      25,643

CLASS Y

 8/1997                                             10,000        10,000       10,000      10,000
11/1997                                             10,459        10,533       10,667      10,747
11/1998                                             12,646        13,552       13,190      14,372
11/1999                                             15,884        17,820       15,944      18,468
10/2000                                             17,286        18,485       16,579      18,076
 9/2001                                             10,119        10,548       12,217      11,933

(1) Past performance does not guarantee future results. The principal value of an investment and investment return will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Performance reflects voluntary fee waivers in effect. In the absence of such fee waivers, total returns would be reduced. Indexes are for illustrative purposes only and are not available for investment.

     Total returns at net asset value ("NAV") reflect performance over the time period indicated without including the fund's maximum sales charge and assumes reinvestment of all distributions at net asset value.

     Total returns at public offering price ("POP") reflect performance over the time period indicated including maximum sales charges of 5.50% for Class A, 1% for Class C, and the maximum CDSC for Class B and Class C shares for the relevant period. Total returns assume reinvestment of all distributions at net asset value.

     On September 24, 2001, the Capital Growth Fund became the successor by merger to the Firstar Large Cap Growth Fund, a series of Firstar Funds, Inc. Prior to the merger, the First American Fund had no assets or liabilities. Performance presented prior to September 24, 2001, represents that of the Firstar Large Cap Growth Fund. The Firstar Large Cap Growth Fund was organized on December 11, 2000, and, prior to that, was a separate series of Firstar Stellar Funds, Inc.

     On September 24, 2001, the fund changed its investment objective to manage its portfolio of securities on a tax-efficient basis. Performance prior to this date does not reflect this management strategy.

(2) Performance for Class A, Class C, and Class S shares is not presented. Performance for Class A and Class S is higher due to lower expenses. Performance for Class C is substantially similar to Class B due to similar expenses.

(3) An unmanaged index that measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. Russell 1000 companies include the 1,000 largest companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index. The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. Previously, the fund used the Standard & Poor's 500 Composite Index and the Standard & Poor's/BARRA 500 Growth Index as benchmarks. Going forward, the fund will use the Russell 1000 Growth Index as a comparison because its composition better matches the fund's investment objective and strategies.

(4)  An unmanaged index of large-capitalization stocks.

(5) An unmanaged market-capitalization-weighted index comprised of the stocks in the Standard & Poor's 500 Composite Index with the highest valuations and, in the advisor's view, the greatest growth opportunities.

(6) The performance since inception for the index is calculated from the month end following the inception of the class. Performance for Class C and Class S represents cumulative total return as the classes have been in operation less than one year.

LARGE CAP GROWTH

INVESTMENT OBJECTIVE: LONG-TERM GROWTH OF CAPITAL



Growth stocks, the dominant performer of the markets in the late 1990s, bore the brunt of a severe bear market that began in early 2000. The First American Large Cap Growth Fund declined 51.31% for the fiscal year ended September 30, 2001 (Class A shares declined 51.45% on net asset value). During the 12-month period, the fund's benchmark, the S&P 500 Composite Index, declined 26.62%.

While the domestic economy faced a significant slowdown dating back to the closing months of 2000, the situation was even more severe for many major U.S. corporations. They found themselves in what can be described as a "profits recession." Corporate earnings declined dramatically, and stock prices paid a significant price as a result. Large-cap growth stocks, which had been major beneficiaries of an unprecedented bull market in the previous decade, were particularly hard hit. Investors were clearly surprised by the depth of the profit decline, and a major selloff resulted.

The fund began the fiscal year with a heavy emphasis on technology stocks. That proved to be damaging to the portfolio in the early months, as technology stalwarts such as Cisco Systems and Texas Instruments saw their stock prices plunge. The fund's position in technology was reduced, and stocks the fund continues to hold in that area tend to be companies that may be less aggressive, but offer stable profit growth.

The fund put an increased weighting in growth stocks from the health care and consumer areas. Health care stocks proved to be the best-performing sector in the marketplace.

Another damaging aspect of the past year's market was a sudden change in the fortunes of energy stocks. Early in the period, energy stocks looked particularly attractive, as high demand and reduced supplies resulted in a boost in oil and natural gas prices. However, as the economy lost steam, demand fell as well as the values of many energy stocks.

The main issue affecting the fortunes of growth stocks going forward is when the economy will begin to recover. The events on September 11 have clearly dealt a setback to hopes for a rapid rebound. Until it becomes evident that corporate profits can stabilize and improve, the fund will maintain a somewhat defensive posture in its stock selection. Once it becomes evident that the economy is on the rise, the market for large-cap growth stocks, a core holding for many investors, is likely to improve.

-------------------------------------------------------------------------------------------------------------------
ANNUALIZED PERFORMANCE(1)
-------------------------------------------------------------------------------------------------------------------
AS OF SEPTEMBER 30, 2001                                                  SINCE INCEPTION(5)
                                                  -----------------------------------------------------------------
                                1 YEAR   5 YEARS    12/18/1992    8/2/1994    8/15/1994    2/1/1999   9/24/2001
-------------------------------------------------------------------------------------------------------------------
Class A NAV                    -51.45%     2.09%         5.39%          --           --          --          --
-------------------------------------------------------------------------------------------------------------------
Class A POP                    -54.11%     0.95%         4.72%          --           --          --          --
-------------------------------------------------------------------------------------------------------------------
Class B NAV                    -51.79%     1.34%            --          --        7.42%          --          --
-------------------------------------------------------------------------------------------------------------------
Class B POP                    -53.93%     1.09%            --          --        7.42%          --          --
-------------------------------------------------------------------------------------------------------------------
Class C NAV                    -51.78%        --            --          --           --     -15.51%          --
-------------------------------------------------------------------------------------------------------------------
Class C POP                    -52.70%        --            --          --           --     -15.84%          --
-------------------------------------------------------------------------------------------------------------------
Class S                             --        --            --          --           --          --       2.87%
-------------------------------------------------------------------------------------------------------------------
Class Y                        -51.31%     2.36%            --       8.38%           --          --          --
-------------------------------------------------------------------------------------------------------------------
Russell 1000 Growth Index(3)   -45.64%     6.50%        10.01%      11.54%       11.54%     -12.54%          --
-------------------------------------------------------------------------------------------------------------------
S&P 500 Composite Index(4)     -26.62%    10.22%        12.63%      13.65%       13.65%      -5.33%          --
-------------------------------------------------------------------------------------------------------------------

LARGE CAP GROWTH


VALUE OF A $10,000 INVESTMENT(1),(2) AS OF SEPTEMBER 30, 2001

[PLOT POINTS CHART]

            FIRST AMERICAN   FIRST AMERICAN   FIRST AMERICAN
              LARGE CAP        LARGE CAP         LARGE CAP       RUSSELL      S&P 500
             GROWTH FUND,     GROWTH FUND,      GROWTH FUND,   1000 GROWTH   COMPOSITE
             CLASS A NAV      CLASS A POP         CLASS Y        INDEX(3)     INDEX(4)
            --------------------------------------------------------------------------
CLASS A

12/1992        10,000            9,452                           10,000        10,000
 9/1993         8,947            8,457                            9,907        10,759
 9/1994         9,286            8,777                           10,485        11,155
 9/1995        12,183           11,515                           13,861        14,474
 9/1996        14,300           13,516                           16,827        17,416
 9/1997        18,976           17,935                           22,934        24,461
 9/1998        19,092           18,045                           25,481        26,672
 9/1999        25,964           24,541                           34,362        34,083
 9/2000        32,663           30,873                           42,413        38,611
 9/2001        15,859           14,989                           23,056        28,332

CLASS Y

 8/1994                                            10,000        10,000        10,000
 9/1994                                            10,236         9,863         9,756
 9/1995                                            13,467        13,038        12,657
 9/1996                                            15,835        15,828        15,231
 9/1997                                            21,021        21,574        21,391
 9/1998                                            21,246        23,969        23,325
 9/1999                                            28,970        32,324        29,806
 9/2000                                            36,541        39,897        33,765
 9/2001                                            17,792        21,688        24,777

(1) Past performance does not guarantee future results. The principal value of an investment and investment return will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Performance reflects voluntary fee waivers in effect. In the absence of such fee waivers, total returns would be reduced. Indexes are for illustrative purposes only and are not available for investment.

     Total returns at net asset value ("NAV") reflect performance over the time period indicated without including the fund's maximum sales charge and assumes reinvestment of all distributions at net asset value.

     Total returns at public offering price ("POP") reflect performance over the time period indicated including maximum sales charges of 5.50% for Class A, 1% for Class C, and the maximum CDSC for Class B and Class C shares for the relevant period. Total returns assume reinvestment of all distributions at net asset value.

     On May 18, 1994, the Large Cap Growth Fund became the successor by merger to the Boulevard Blue Chip Growth Fund. Prior to the merger, the First American fund had no assets or liabilities. Performance prior to May 18, 1994, is that of the Boulevard Blue Chip Growth Fund.

(2) Performance for Class B, Class C, and Class S shares is not presented. Performance for Class B and Class C is lower due to higher expenses. Performance for Class S is substantially similar to Class A due to similar expenses.

(3) An unmanaged index that measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. Russell 1000 companies include the 1,000 largest companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index. The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. Previously, the fund used the Standard & Poor's 500 Composite Index and the Standard & Poor's/BARRA 500 Growth Index as benchmarks. Going forward, the fund will use the Russell 1000 Growth Index as a comparison because its composition better matches the fund's investment objective and strategies.

(4)  An unmanaged index of large-capitalization stocks.

(5) The performance since inception for the indexes is calculated from the month end following the inception of the class. Performance for Class S represents cumulative total return as the class has been in operation less than one year.

RELATIVE VALUE

INVESTMENT OBJECTIVE: MAXIMIZE AFTER-TAX TOTAL RETURN FROM CAPITAL APPRECIATION PLUS INCOME



The First American Relative Value Fund declined by 11.97% for the 12-month period ended September 30, 2001 (Class A shares declined 12.18% on net asset value). During the 12-month period, the fund's benchmark, the Russell 1000 Value Index, declined 8.91%.

There were several major trends in the economy and markets that had a significant impact on the fund's performance over the past 12 months. For starters, the U.S. economy went into a definite slowdown mode in late 2000, and continued on that track throughout the first nine months of 2001. The tragedies on September 11 may have been the catalyst to throw the U.S. economy into a full-blown recession.

Throughout this period, the stock market continued a cycle that had begun in 2000 as investor interest shifted from a bias toward growth to one that favored value stocks. While previously red-hot sectors like technology and telecommunications stocks fell dramatically, sectors featuring a number of value-oriented names, including financial services, energy, and consumer companies that are not dependent on a strong economy to succeed, came to the forefront.

This portfolio is structured with a limited number of stocks (close to 50 at the end of the fiscal year). These stocks are chosen through a careful process that seeks to identify issues offering long-term fundamental value. Trading is limited, as the fund seeks to capture the full value of a stock's upside potential.

The fund is diversified across most market sectors, though it currently has its heaviest weighting in financial, energy, and technology stocks. Over the past fiscal year, a number of stocks in these industries performed well for the fund.

Given the dramatic decline in the markets in the wake of September 11, there appears to be solid opportunities to buy stocks at attractive prices as the new fiscal year gets underway. The foundation may have been laid for a positive year ahead. This fund strives to deliver consistent performance over time, and could play an important role in a well-diversified portfolio.

------------------------------------------------------------------------------------------------------------------
ANNUALIZED PERFORMANCE(1)
------------------------------------------------------------------------------------------------------------------
AS OF SEPTEMBER 30, 2001                                                      SINCE INCEPTION(6)
                                                              ----------------------------------------------------
                                1 YEAR    5 YEARS   10 YEARS    3/31/1998    8/18/1997  12/11/2000   9/24/2001
------------------------------------------------------------------------------------------------------------------
Class A NAV                    -12.18%      9.55%     12.06%           --           --          --          --
------------------------------------------------------------------------------------------------------------------
Class A POP                    -17.00%      8.32%     11.42%           --           --          --          --
------------------------------------------------------------------------------------------------------------------
Class B NAV                    -12.75%         --         --       -1.36%           --          --          --
------------------------------------------------------------------------------------------------------------------
Class B POP                    -17.07%         --         --       -2.18%           --          --          --
------------------------------------------------------------------------------------------------------------------
Class C NAV                         --         --         --           --           --          --       3.57%
------------------------------------------------------------------------------------------------------------------
Class C POP                         --         --         --           --           --          --       1.52%
------------------------------------------------------------------------------------------------------------------
Class S                             --         --         --           --           --     -13.53%          --
------------------------------------------------------------------------------------------------------------------
Class Y                        -11.97%         --         --           --        3.73%          --          --
------------------------------------------------------------------------------------------------------------------
Russell 1000 Value Index(3)     -8.91%     11.67%     13.85%        1.29%        6.51%      -7.67%          --
------------------------------------------------------------------------------------------------------------------
S&P 500 Composite Index(4)     -26.62%     10.22%     12.70%       -0.34%        5.02%     -20.39%          --
------------------------------------------------------------------------------------------------------------------
S&P/BARRA 500 Value Index(5)   -16.89%      9.80%     12.68%        0.15%        4.85%     -18.22%          --
------------------------------------------------------------------------------------------------------------------

RELATIVE VALUE


VALUE OF A $10,000 INVESTMENT(1),(2) AS OF SEPTEMBER 30, 2001

[PLOT POINTS CHART]

            FIRST AMERICAN    FIRST AMERICAN    FIRST AMERICAN
               RELATIVE          RELATIVE          RELATIVE       RUSSELL     S&P 500    S&P/BARRA
             VALUE FUND,       VALUE FUND,        VALUE FUND,   1000 VALUE   COMPOSITE   500 VALUE
             CLASS A NAV       CLASS A POP          CLASS Y      INDEX(3)     INDEX(4)   INDEX(5)
            --------------------------------------------------------------------------------------
CLASS A

11/1991        10,000           9,452                             10,000       10,000      10,000
11/1992        11,531          10,896                             12,048       11,847      11,764
11/1993        13,196          12,469                             14,299       13,044      13,968
11/1994        13,066          12,346                             14,118       13,181      13,944
11/1995        17,651          16,678                             19,273       18,055      18,815
11/1996        22,744          21,490                             24,343       23,085      23,983
11/1997        29,045          27,445                             31,566       29,668      29,997
11/1998        33,886          32,018                             36,329       36,683      33,971
11/1999        37,913          35,823                             40,132       44,344      38,203
10/2000        37,884          35,796                             42,679       46,108      42,149
 9/2001        32,140          30,368                             37,943       33,977      34,387

CLASS Y

 8/1997                                             10,000        10,000       10,000      10,000
11/1997                                             10,393        10,764       10,667      10,586
11/1998                                             12,154        12,388       13,190      11,988
11/1999                                             13,637        13,685       15,944      13,481
10/2000                                             13,671        14,553       16,579      14,874
 9/2001                                             11,627        12,938       12,217      12,135

(1) Past performance does not guarantee future results. The principal value of an investment and investment return will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Performance reflects voluntary fee waivers in effect. In the absence of such fee waivers, total returns would be reduced. Indexes are for illustrative purposes only and are not available for investment.

     Total returns at net asset value ("NAV") reflect performance over the time period indicated without including the fund's maximum sales charge and assumes reinvestment of all distributions at net asset value.

     Total returns at public offering price ("POP") reflect performance over the time period indicated including maximum sales charges of 5.50% for Class A, 1% for Class C, and the maximum CDSC for Class B and Class C shares for the relevant period. Total returns assume reinvestment of all distributions at net asset value.

     On September 24, 2001, the Relative Value Fund became the successor by merger to the Firstar Relative Value Fund, a series of Firstar Funds, Inc. Prior to the merger, the First American Fund had no assets or liabilities. Performance presented prior to September 24, 2001, represents that of the Firstar Relative Value Fund. The Firstar Relative Value Fund was organized on December 11, 2000, and, prior to that, was a separate series of Firstar Stellar Funds, Inc.

     On September 24, 2001, the fund changed its investment objective to manage its portfolio of securities on a tax-efficient basis. Performance prior to this date does not reflect this management strategy.

(2) Performance for Class B, Class C, and Class S shares is not presented. Performance for Class B and Class C is lower due to higher expenses. Performance for Class S is substantially similar to Class A due to similar expenses.

(3) An unmanaged index that measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. Russell 1000 companies include the 1,000 largest companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index. The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. Previously, the fund used the Standard & Poor's 500 Composite Index and the Standard & Poor's/BARRA 500 Value Index as benchmarks. Going forward, the fund will use the Russell 1000 Value Index as a comparison because its composition better matches the fund's investment objectives and strategies.

(4)  An unmanaged index of large-capitalization stocks.

(5) An unmanaged capitalization-weighted index consisting of approximately 50% of the market capitalization of the Standard & Poor's Composite Index with low price-to-book ratios.

(6) The performance since inception for the index is calculated from the month end following the inception of the class. Performance for Class C and Class S represents cumulative total return as the classes have been in operation less than one year.

LARGE CAP VALUE

INVESTMENT OBJECTIVE: PRIMARY--CAPITAL APPRECIATION;
SECONDARY--CURRENT INCOME



In one of the most difficult 12-month periods in recent memory for stocks of large American companies, the First American Large Cap Value Fund declined 13.53% for the fiscal year ended September 30, 2001 (Class A shares declined 13.72% on net asset value). During the same 12-month period, the fund's benchmark, the Russell 1000 Value Index, declined 8.91%.

The past 12 months saw investors turn more attention to value-oriented stocks. This segment of the market struggled through much of the 1990s, at a time when most investors preferred stocks of growth companies, especially in the high-flying technology sector. Since the early months of 2000, investor sentiment has shifted, favoring value issues. While technology stocks were losing ground, investors were putting more money to work in financial services, energy, and utilities stocks. Those sectors performed particularly well in the closing months of 2000.

After a brief spurt by growth stocks in the opening weeks of 2001, value once again regained leadership, and that trend generally held firm through much of the rest of the fiscal year. A significant event that occurred regularly throughout the year was the decision by the Federal Reserve (the Fed) to reduce short-term interest rates. Typically, in periods where the Fed is cutting rates, value stocks tend to perform well relative to the rest of the equity market. The Fed's actions were an effort to keep the U.S. economy from slowing too much. Despite the Fed's best efforts, the tragic events on September 11 may have pushed the nation into a recession.

The declining interest-rate environment helped improve prospects for financial services companies, and the fund was able to capitalize on positive performance. Basic materials and industrial stocks also performed relatively well, as did a number of the fund's health care holdings. By contrast, technology stocks struggled, though the fund's focus on more conservative companies in this sector tended to perform better than the broad market of technology stocks. Utilities stocks started the year on a positive track, but struggled through most of 2001, detracting from the fund's returns.

While the terrorist attacks on America have added a great deal of uncertainty to the equation, there are positive signs for equities entering the new fiscal year. What's more, it is possible that value stocks will continue to enjoy a position of strength within the stock market. Thanks to significant stimulus from the Fed and from added U.S. government spending and tax cuts, it seems likely that the economy will turn a corner and begin to enjoy modest growth in the coming months, which should improve the profit outlook for a number of companies. Today's market appears to offer fairly attractive value, and that is likely to benefit investors in the future.

-----------------------------------------------------------------------------------------------------------------
ANNUALIZED PERFORMANCE(1)
-----------------------------------------------------------------------------------------------------------------
AS OF SEPTEMBER 30, 2001                                                     SINCE INCEPTION(5)
                                                             ----------------------------------------------------
                               1 YEAR    5 YEARS   10 YEARS     2/4/1994    8/15/1994    2/1/1999   9/24/2001
-----------------------------------------------------------------------------------------------------------------
Class A NAV                   -13.72%      6.10%     10.94%           --           --          --          --
-----------------------------------------------------------------------------------------------------------------
Class A POP                   -18.48%      4.91%     10.32%           --           --          --          --
-----------------------------------------------------------------------------------------------------------------
Class B NAV                   -14.42%      5.31%         --           --        9.99%          --          --
-----------------------------------------------------------------------------------------------------------------
Class B POP                   -18.29%      5.08%         --           --        9.99%          --          --
-----------------------------------------------------------------------------------------------------------------
Class C NAV                   -14.36%         --         --           --           --      -5.02%          --
-----------------------------------------------------------------------------------------------------------------
Class C POP                   -15.99%         --         --           --           --      -5.38%          --
-----------------------------------------------------------------------------------------------------------------
Class S                            --         --         --           --           --          --       4.24%
-----------------------------------------------------------------------------------------------------------------
Class Y                       -13.53%      6.38%         --       10.60%           --          --          --
-----------------------------------------------------------------------------------------------------------------
Russell 1000 Value Index(3)    -8.91%     11.67%     13.85%       13.42%       13.99%       0.63%          --
-----------------------------------------------------------------------------------------------------------------
S&P 500 Composite Index(4)    -26.62%     10.22%     12.70%       13.24%       13.73%      -5.34%          --
-----------------------------------------------------------------------------------------------------------------

LARGE CAP VALUE


VALUE OF A $10,000 INVESTMENT(1),(2) AS OF SEPTEMBER 30, 2001

[PLOT POINTS CHART]

           FIRST AMERICAN    FIRST AMERICAN    FIRST AMERICAN
              LARGE CAP         LARGE CAP         LARGE CAP        RUSSELL     S&P 500
             VALUE FUND,       VALUE FUND,       VALUE FUND,     1000 VALUE   COMPOSITE
             CLASS A NAV       CLASS A POP         CLASS Y        INDEX(3)     INDEX(4)
           ----------------------------------------------------------------------------
CLASS A

9/1991          10,000             9,452                           10,000       10,000
9/1992          10,788            10,197                           11,240       11,105
9/1993          12,495            11,810                           14,090       12,549
9/1994          13,540            12,798                           13,994       13,012
9/1995          16,960            16,031                           17,868       16,882
9/1996          21,013            19,861                           21,075       20,314
9/1997          29,171            27,571                           29,992       28,531
9/1998          26,612            25,153                           31,069       31,110
9/1999          32,447            30,669                           36,885       39,754
9/2000          32,746            30,951                           40,173       45,035
9/2001          28,252            26,703                           36,592       33,047

CLASS Y

2/1994                                              10,000         10,000       10,000
9/1994                                              10,170          9,935       10,074
9/1995                                              12,763         12,686       13,070
9/1996                                              15,867         14,963       15,728
9/1997                                              22,076         21,294       22,089
9/1998                                              20,206         22,059       24,086
9/1999                                              24,707         26,188       30,779
9/2000                                              24,995         28,523       34,867
9/2001                                              21,614         25,980       25,585

(1) Past performance does not guarantee future results. The principal value of an investment and investment return will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Performance reflects voluntary fee waivers in effect. In the absence of such fee waivers, total returns would be reduced. Indexes are for illustrative purposes only and are not available for investment.

     Total returns at net asset value ("NAV") reflect performance over the time period indicated without including the fund's maximum sales charge and assumes reinvestment of all distributions at net asset value.

     Total returns at public offering price ("POP") reflect performance over the time period indicated including maximum sales charges of 5.50% for Class A, 1% for Class C, and the maximum CDSC for Class B and Class C shares for the relevant period. Total returns assume reinvestment of all distributions at net asset value.

(2) Performance for Class B, Class C, and Class S shares is not presented. Performance for Class B and Class C is lower due to higher expenses. Performance for Class S is substantially similar to Class A due to similar expenses.

(3) An unmanaged index that measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. Russell 1000 companies include the 1,000 largest companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index. The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. Previously, the fund used the Standard & Poor's 500 Composite Index as a benchmark. Going forward, the fund will use the Russell 1000 Value Index as a comparison because its composition better matches the fund's investment objectives and strategies.

(4)  An unmanaged index of large-capitalization stocks.

(5) The performance since inception for the indexes is calculated from the month end following the inception of the class. Performance for Class S represents cumulative total return as the class has been in operation less than one year.

GROWTH & INCOME

INVESTMENT OBJECTIVE: LONG-TERM GROWTH OF CAPITAL AND INCOME



The First American Growth & Income Fund lost 25.30% for the 12-month period ended September 30, 2001 (Class A shares declined 25.48% on net asset value). During the 12 months, the fund outpaced its benchmark, the S&P 500 Composite Index, which declined 26.62%.

The biggest issue confronting the equity markets during the period was continued slowing in U.S. economic growth, which may have actually reached recession levels by the end of the fiscal year, particularly following the terrorist attacks on September 11. In this environment, few companies were able to muster reasonable profit growth, which sent stock prices tumbling. Even a series of short-term interest rate cuts by the Federal Reserve, which began in January and continued right through to the end of the fiscal year, was not enough to stem the tide of a slowing U.S. economy and weak profit picture.

Among the sectors of the market that were hardest hit in the equity portfolio were stocks of health care companies. For most of the year, they proved to be a disappointment, generating poor returns. Only near the end of the year did they begin to find their way back into favor. Health care stocks represented the fund's largest equity position. The hardest-hit sector overall was technology, and that had a negative impact on the fund as well. The fund placed a bigger emphasis on technology stocks early in 2001, given that they already had suffered significant losses, but the relentless economy continued to hurt this area of business more than any other.

Better performance was generated by the fund's holdings in stocks of consumer product companies that typically don't see their fortunes change with swings in the economy, such as food and beverage firms and household products companies. Selected consumer cyclical stocks also performed well.

As the new fiscal year begins, it is clear that the U.S. economy is fighting a slump that has made for a difficult business environment. In the short term, that will mean many companies will have to work hard to achieve their profit expectations. However, it is expected that the economic cycle will eventually turn positive, probably in the early part of 2002. Once that becomes apparent, it's likely that stocks will enjoy a rebound. At some point, the fund will likely be positioned in a more aggressive manner in an effort to take advantage of an improving environment.

-----------------------------------------------------------------------------------------------------------------
ANNUALIZED PERFORMANCE(1)
-----------------------------------------------------------------------------------------------------------------
AS OF SEPTEMBER 30, 2001                                                     SINCE INCEPTION(4)
                                                             ----------------------------------------------------
                               1 YEAR    5 YEARS   10 YEARS     1/9/1995     3/1/1999  11/27/2000   9/24/2001
-----------------------------------------------------------------------------------------------------------------
Class A NAV                   -25.48%      7.85%         --       13.06%           --          --          --
-----------------------------------------------------------------------------------------------------------------
Class A POP                   -29.58%      6.64%         --       12.11%           --          --          --
-----------------------------------------------------------------------------------------------------------------
Class B NAV                   -26.00%         --         --           --       -6.36%          --          --
-----------------------------------------------------------------------------------------------------------------
Class B POP                   -29.31%         --         --           --       -7.26%          --          --
-----------------------------------------------------------------------------------------------------------------
Class C NAV                        --         --         --           --           --          --       3.94%
-----------------------------------------------------------------------------------------------------------------
Class C POP                        --         --         --           --           --          --       1.92%
-----------------------------------------------------------------------------------------------------------------
Class S                            --         --         --           --           --     -23.50%          --
-----------------------------------------------------------------------------------------------------------------
Class Y                       -25.30%      8.11%     10.75%           --           --          --          --
-----------------------------------------------------------------------------------------------------------------
S&P 500 Composite Index(3)    -26.62%     10.22%     12.70%       14.56%       -6.97%     -19.99%          --
-----------------------------------------------------------------------------------------------------------------

GROWTH & INCOME


VALUE OF A $10,000 INVESTMENT(1),(2) AS OF SEPTEMBER 30, 2001

[PLOT POINTS CHART]

            FIRST AMERICAN    FIRST AMERICAN    FIRST AMERICAN
            GROWTH & INCOME   GROWTH & INCOME   GROWTH & INCOME    S&P 500
                 FUND,             FUND,             FUND,        COMPOSITE
             CLASS A NAV       CLASS A POP          CLASS Y        INDEX(3)
            ---------------------------------------------------------------

CLASS A

 1/1995        10,000              9,452                            10,000
10/1995        12,631             11,934                            12,603
10/1996        15,992             15,109                            15,640
10/1997        20,866             19,714                            20,663
10/1998        24,638             23,278                            25,204
10/1999        27,550             26,030                            31,671
10/2000        30,991             29,280                            33,599
 9/2001        22,830             21,570                            24,760

CLASS Y

10/1991                                              10,000         10,000
10/1992                                              10,582         10,995
10/1993                                              11,632         12,638
10/1994                                              11,847         13,128
10/1995                                              14,808         16,599
10/1996                                              18,789         20,598
10/1997                                              24,584         27,213
10/1998                                              29,094         33,193
10/1999                                              32,618         41,710
10/2000                                              36,777         44,250
 9/2001                                              27,159         32,608

(1) Past performance does not guarantee future results. The principal value of an investment and investment return will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Performance reflects voluntary fee waivers in effect. In the absence of such fee waivers, total returns would be reduced. Index is for illustrative purposes only and is not available for investment.

     Total returns at net asset value ("NAV") reflect performance over the time period indicated without including the fund's maximum sales charge and assumes reinvestment of all distributions at net asset value.

     Total returns at public offering price ("POP") reflect performance over the time period indicated including maximum sales charges of 5.50% for Class A, 1% for Class C, and the maximum CDSC for Class B and Class C shares for the relevant period. Total returns assume reinvestment of all distributions at net asset value.

     On September 24, 2001, the Growth & Income Fund became the successor by merger to the Firstar Growth & Income Fund, a series of Firstar Funds, Inc. Prior to the merger, the First American fund had no assets or liabilities. Performance presented prior to September 24, 2001, represents that of Firstar Growth & Income Fund. Prior to January 10, 1995, the Firstar fund offered one class of shares to investors without a sales charge or a distribution or shareholder servicing fee. Performance presented prior to January 10, 1995, does not reflect these fees.

(2) Performance for Class B, Class C, and Class S shares is not presented. Performance for Class B and Class C is lower due to higher expenses. Performance for Class S is substantially similar to Class A due to similar expenses.

(3)  An unmanaged index of large-capitalization stocks.

(4) The performance since inception for the index is calculated from the month end following the inception of the class. Performance for Class C and Class S represents cumulative total return as the classes have been in operation less than one year.

EQUITY INCOME

INVESTMENT OBJECTIVE: LONG-TERM GROWTH OF CAPITAL AND INCOME



In a volatile year for stocks, the First American Equity Income Fund finished the year with a modest decline of 3.71% for the fiscal year ended September 30, 2001 (Class A shares declined 3.89% on net asset value). By comparison, the fund's benchmarks, the S&P 500 Composite Index and the Lehman Government/Credit Bond Index, declined 26.62% and gained 15.32% respectively, over the 12-month period.

Stocks that pay dividends began to draw more investor attention as market expectations shifted from the belief that the economy would continue to grow at a solid pace to the expectation that a recession was just around the corner. In fact, there has been a recession in business capital spending, which began to dramatically decline during the first months of 2001.

Because the fund was positioned to weather this change in expectations for the economy, the portfolio held up relatively well. The fund's focus on stocks that pay dividends helps to provide a cushion in periods when the markets move lower, as the current yield provides a reliable return that can help offset negative movement in stock prices.

One reason the fund performed well compared to its competitive group and the market as a whole was that it avoided significant investments in technology stocks, which were the hardest hit during the 12-month period.

Going forward, the fund will stick to its discipline of owning dividend-paying companies and emphasizing yield-oriented sectors of the market. It seems likely, particularly in the wake of the September 11 attacks, that the U.S. economy will struggle in the first months of the new fiscal year. While there are efforts underway to stimulate economic growth, the impact is likely to begin off of a much lower economic base, as well as a significantly lower level of corporate profits. The portfolio will be adjusted to favor stocks that can benefit from positive economic growth as improvement in the economy becomes more visible.

----------------------------------------------------------------------------------------------------------------------
ANNUALIZED PERFORMANCE(1)
----------------------------------------------------------------------------------------------------------------------
AS OF SEPTEMBER 30, 2001                                                      SINCE INCEPTION(5)
                                                      ----------------------------------------------------------------
                                   1 YEAR    5 YEARS    12/18/1992    8/2/1994    8/15/1994    2/1/1999   9/24/2001
----------------------------------------------------------------------------------------------------------------------
Class A NAV                        -3.89%     10.74%        10.95%          --           --          --          --
----------------------------------------------------------------------------------------------------------------------
Class A POP                        -9.19%      9.49%        10.24%          --           --          --          --
----------------------------------------------------------------------------------------------------------------------
Class B NAV                        -4.64%      9.98%            --          --       11.64%          --          --
----------------------------------------------------------------------------------------------------------------------
Class B POP                        -8.35%      9.72%            --          --       11.64%          --          --
----------------------------------------------------------------------------------------------------------------------
Class C NAV                        -4.74%         --            --          --           --       0.75%          --
----------------------------------------------------------------------------------------------------------------------
Class C POP                        -6.40%         --            --          --           --       0.36%          --
----------------------------------------------------------------------------------------------------------------------
Class S                                --         --            --          --           --          --       4.75%
----------------------------------------------------------------------------------------------------------------------
Class Y                            -3.71%     11.08%            --      12.64%           --          --          --
----------------------------------------------------------------------------------------------------------------------
S&P 500 Composite Index(3)         -26.62%    10.22%        12.63%      13.65%       13.65%      -5.33%          --
----------------------------------------------------------------------------------------------------------------------
Lehman Gov't/Credit Bond Index(4)   15.32%     8.05%         7.45%       8.04%        8.04%       7.56%          --
----------------------------------------------------------------------------------------------------------------------

EQUITY INCOME


VALUE OF A $10,000 INVESTMENT(1),(2) AS OF SEPTEMBER 30, 2001

[PLOT POINTS CHART]

            FIRST AMERICAN   FIRST AMERICAN   FIRST AMERICAN                 LEHMAN
                EQUITY           EQUITY           EQUITY        S&P 500    GOVERNMENT/
             INCOME FUND,     INCOME FUND,     INCOME FUND,    COMPOSITE   CREDIT BOND
             CLASS A NAV      CLASS A POP        CLASS Y        INDEX(3)     INDEX(4)
            --------------------------------------------------------------------------
CLASS A

12/1992       10,000             9,452                           10,000        10,000
 9/1993       10,377             9,808                           10,759        10,861
 9/1994       10,885            10,288                           11,155        10,681
 9/1995       12,851            12,146                           14,474        11,885
 9/1996       14,960            14,140                           17,416        12,494
 9/1997       19,622            18,546                           24,461        13,518
 9/1998       21,265            20,100                           26,672        14,926
 9/1999       23,337            22,057                           34,083        15,020
 9/2000       25,929            24,507                           38,611        15,956
 9/2001       24,919            23,553                           28,332        18,013

CLASS Y

 8/1994                                           10,000         10,000        10,000
 9/1994                                           10,045          9,756         9,908
 9/1995                                           11,877         12,657        11,025
 9/1996                                           13,871         15,231        11,590
 9/1997                                           18,234         21,391        12,540
 9/1998                                           19,848         23,325        13,846
 9/1999                                           21,853         29,806        13,933
 9/2000                                           24,358         33,765        14,801
 9/2001                                           23,455         24,777        16,710

(1) Past performance does not guarantee future results. The principal value of an investment and investment return will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Performance reflects voluntary fee waivers in effect. In the absence of such fee waivers, total returns would be reduced. Indexes are for illustrative purposes only and are not available for investment.

     Total returns at net asset value ("NAV") reflect performance over the time period indicated without including the fund's maximum sales charge and assumes reinvestment of all distributions at net asset value.

     Total returns at public offering price ("POP") reflect performance over the time period indicated including maximum sales charges of 5.50% for Class A, 1% for Class C, and the maximum CDSC for Class B and Class C shares for the relevant period. Total returns assume reinvestment of all distributions at net asset value.

     On May 18, 1994, the Equity Income Fund became the successor by merger to the Boulevard Strategic Balance Fund. Prior to the merger, the First American fund had no assets or liabilities. Performance prior to May 18, 1994, is that of the Boulevard Strategic Balance Fund.

(2) Performance for Class B, Class C, and Class S shares is not presented. Performance for Class B and Class C is lower due to higher expenses. Performance for Class S is substantially similar to Class A due to similar expenses.

(3)  An unmanaged index of large-capitalization stocks.

(4) An unmanaged index of Treasury securities, other securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, including U.S. agency mortgage securities and investment-grade corporate debt securities.

(5) The performance since inception for the indexes is calculated from the month end following the inception of the class. Performance for Class S represents cumulative total return as the class has been in operation less than one year.

SCIENCE & TECHNOLOGY

INVESTMENT OBJECTIVE: LONG-TERM AFTER-TAX GROWTH OF CAPITAL



In one of the worst bear markets any sector has faced in recent history, the First American Science & Technology Fund sustained a decline of 78.74% for the 12-month period ended September 30, 2001 (Class A shares were down 78.80% on net asset value). Over the same time frame, the fund's benchmark, the S&P Technology Composite Index, declined 61.63%.

After experiencing significant growth in the latter part of the 1990s, technology-oriented stocks began to lose their appeal to investors by March of 2000. As the fiscal year began in October 2000, the virtual free-fall among stocks in this sector was fully underway. The main culprit was a sudden turnaround in technology spending by most companies. A number of firms had invested significant sums upgrading their technology needs in advance of the Year 2000 conversion. But the purse strings were tightened after that period, a pattern that continued into 2001. This left a number of technology firms holding huge inventories of product. Profits dried up dramatically, and investors shied away from the sector.

Anticipating continued difficulties in this market, the fund focused a significant portion of its assets on some of the largest companies in the technology market. A number of stocks, such as Cisco Systems, a darling during the heyday of technology investing, was hit as hard or harder than many companies with a less-impressive track record.

The fund also put more emphasis on technology stocks in the health care sector. While that helped to reduce some of the portfolio's volatility, it was not able to stem the tide of losses suffered in the rest of the technology marketplace. The fund's semiconductor holdings provided relatively better performance, but again, there was little place to hide during this difficult period. The tragic attacks on September 11 increased the magnitude of the downturn.

The silver lining to the significant market decline is that stocks appear to have significant upside potential from this point. A number of technology stocks were trading at very attractive levels by the end of the fiscal year, and that should create positive opportunities in the months ahead. Demand seems to be picking up in selected industries like wireless telecommunications, and as the economy begins to improve, spending on other areas of technology should increase as well, improving earnings and making these stocks attractive once again.

-----------------------------------------------------------------------------------------------------
ANNUALIZED PERFORMANCE(1)
-----------------------------------------------------------------------------------------------------
AS OF SEPTEMBER 30, 2001                                               SINCE INCEPTION(5)
                                                 ----------------------------------------------------
                                         1 YEAR    8/9/1999    3/31/2000   12/11/2000   9/24/2001
-----------------------------------------------------------------------------------------------------
Class A NAV                             -78.80%          --      -64.15%           --          --
-----------------------------------------------------------------------------------------------------
Class A POP                             -79.97%          --      -65.48%           --          --
-----------------------------------------------------------------------------------------------------
Class B NAV                             -78.91%     -29.98%           --           --          --
-----------------------------------------------------------------------------------------------------
Class B POP                             -79.97%     -30.97%           --           --          --
-----------------------------------------------------------------------------------------------------
Class C NAV                                  --          --           --           --       -7.11
-----------------------------------------------------------------------------------------------------
Class C POP                                  --          --           --           --       -8.94
-----------------------------------------------------------------------------------------------------
Class S                                      --          --           --       -73.43          --
-----------------------------------------------------------------------------------------------------
Class Y                                 -78.74%     -29.42%           --           --          --
-----------------------------------------------------------------------------------------------------
S&P Technology Composite Index(3)       -61.63%     -31.46%      -55.16%      -53.08%          --
-----------------------------------------------------------------------------------------------------
Nasdaq 100 Index(4)                     -67.28%     -29.12%      -58.57%      -50.11%          --
-----------------------------------------------------------------------------------------------------

SCIENCE & TECHNOLOGY


VALUE OF A $10,000 INVESTMENT(1),(2) AS OF SEPTEMBER 30, 2001

[PLOT POINTS CHART]

            FIRST AMERICAN     FIRST AMERICAN     FIRST AMERICAN       S&P
              SCIENCE &          SCIENCE &          SCIENCE &      TECHNOLOGY
           TECHNOLOGY FUND,   TECHNOLOGY FUND,   TECHNOLOGY FUND,   COMPOSITE   NASDAQ 100
             CLASS A NAV        CLASS A POP         CLASS Y          INDEX(3)    INDEX(4)
            ------------------------------------------------------------------------------
CLASS A

 3/2000        10,000               9,452                             10,000     10,000
10/2000         8,860               8,371                              7,428      7,463
 9/2001         2,143               2,025                              3,022      2,657

CLASS Y

 8/1999                                              10,000           10,000     10,000
11/1999                                              14,560           11,200     12,378
10/2000                                              19,540           11,250     13,694
 9/2001                                               4,740            4,578      4,875

(1) Past performance does not guarantee future results. The principal value of an investment and investment return will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Performance reflects voluntary fee waivers in effect. In the absence of such fee waivers, total returns would be reduced. Indexes are for illustrative purposes only and are not available for investment. Sector funds such as the First American Science & Technology Fund are more vulnerable to price fluctuation as a result of events that may affect the industry in which they focus than are funds that invest in multiple industries. Share prices of sector funds also will fluctuate with changing market conditions, as will share prices of other stock funds. Sector funds should not be treated as a core investment; rather, their role is to round out the growth portion of a well-diversified investment portfolio.

     On September 24, 2001, the Science & Technology Fund became the successor by merger to the Firstar Science & Technology Fund, a series of Firstar Funds, Inc. Prior to the merger, the First American Fund had no assets or liabilities. Performance presented prior to September 24, 2001, represents that of the Firstar Science & Technology Fund. The Firstar Science & Technology Fund was organized on December 11, 2000, and, prior to that, was a separate series of Firstar Stellar Funds, Inc.

     On September 24, 2001, the fund changed its investment objective to manage its portfolio of securities on a tax-efficient basis. Performance prior to this date does not reflect this management strategy.

     The Science & Technology Fund's 1999 and 2000 returns were higher due in part to its strategy of investing in IPOs in a period favorable for IPO investing. Of course, such favorable returns involve accepting the risk of volatility, and there is no assurance that the fund's future investment in IPOs will have the same effect on performance as it had in 1999 and 2000.

     Total returns at public offering price ("POP") reflect performance over the time period indicated including maximum sales charges of 5.50% for Class A, 1% for Class C, and the maximum CDSC for Class B and Class C shares for the relevant period. Total returns assume reinvestment of all distributions at net asset value.

(2) Performance for Class B, Class C, and Class S shares is not presented. Performance for Class B and Class C is lower due to higher expenses. Performance for Class S is substantially similar to Class A due to similar expenses.

(3) An unmanaged index comprised of technology stocks in the S&P 500 Composite Index, which is an unmanaged index of large-capitalization stocks. Previously, the fund used the Nasdaq 100 index as a benchmark. Going forward, the fund will use the S&P Technology Composite Index as a benchmark because its composition better matches the fund's investment objective and strategies.

(4) A market-capitalization weighted index that includes 100 of the largest financial companies, domestic and foreign, in the Nasdaq National Market.

(5) The performance since inception for the indexes is calculated from the month end following the inception of the class. Performance for Class C represents cumulative total return as the class has been in operation less than one year.

TECHNOLOGY

INVESTMENT OBJECTIVE: LONG-TERM GROWTH OF CAPITAL



In what was the worst market for technology stocks in three decades, the First American Technology Fund declined by 83.26% for the fiscal year ended September 30, 2001 (Class A shares declined 83.30% on net asset value). Over the same timeframe, the fund's benchmark, the S&P Technology Composite Index, declined 61.63%.

The bear market in technology stocks cut across nearly all business sectors within that market. Buyers, particularly in the business sector, pulled back their spending from the record levels seen prior to the onset of the Year 2000 computer issue. This led to a substantial contraction in valuations of technology stocks. While volatility is common in the technology sector, nothing this dramatic had been experienced since the mid-1970s, when the United States faced a severe recession.

Among the hardest hit areas were stocks in the previously flourishing telecommunications sector. Suddenly, the market faced a glut of capacity, and spending in that business declined significantly. Internet companies also faced the reality of invisible profits, and their stocks were buried in the avalanche of investor selling. The fund's emphasis on owning young, innovative companies with exciting products proved to be particularly taxing to the fund's return, as the market punished many of these more speculative securities. While these stocks can suffer through difficult times like the past year, history indicates that they can respond more quickly once the market recovers.

The fund also focused on firms and industries where earnings tended to hold up better despite the difficult economic environment. Those included software firms and selected communications services companies. But, in both cases, the market did not relent, and even a number of quality companies suffered significant damage. Capping the already difficult year were the tragic events on September
11. In the aftermath, another major stock sell-off occurred, hitting technology stocks particularly hard.

It appears that the market may have found its low point in the closing days of September. The new fiscal year for the fund begins with an environment of great uncertainty about the short term. What's needed is a return of confidence for consumers and corporations. One risk that has been eliminated is the concern that technology stocks were too highly valued. That doesn't seem to be an issue after the past year. Over time, the fund's focus on innovative companies should again prove to be productive for shareholders, but a long-term perspective is recommended.

-----------------------------------------------------------------------------------------------------------
ANNUALIZED PERFORMANCE(1)
-----------------------------------------------------------------------------------------------------------
AS OF SEPTEMBER 30, 2001                                                  SINCE INCEPTION(4)
                                                       ----------------------------------------------------
                                     1 YEAR   5 YEARS    4/4/1994    8/15/1994     2/1/2000   9/24/2001
-----------------------------------------------------------------------------------------------------------
Class A NAV                         -83.30%    -7.57%       5.45%           --           --          --
-----------------------------------------------------------------------------------------------------------
Class A POP                         -84.22%    -8.61%       4.66%           --           --          --
-----------------------------------------------------------------------------------------------------------
Class B NAV                         -83.42%    -8.22%          --        5.15%           --          --
-----------------------------------------------------------------------------------------------------------
Class B POP                         -84.07%    -8.40%          --        5.15%           --          --
-----------------------------------------------------------------------------------------------------------
Class C NAV                         -83.43%        --          --           --      -67.22%          --
-----------------------------------------------------------------------------------------------------------
Class C POP                         -83.73%        --          --           --      -67.42%          --
-----------------------------------------------------------------------------------------------------------
Class S                                  --        --          --           --           --      -8.49%
-----------------------------------------------------------------------------------------------------------
Class Y                             -83.26%    -7.30%       5.68%           --           --          --
-----------------------------------------------------------------------------------------------------------
S&P Technology Composite Index(3)   -61.63%     8.12%      15.82%       15.09%      -50.70%          --
-----------------------------------------------------------------------------------------------------------

TECHNOLOGY

VALUE OF A $10,000 INVESTMENT(1),(2) AS OF SEPTEMBER 30, 2001

[PLOT POINTS CHART]

            FIRST AMERICAN     FIRST AMERICAN     FIRST AMERICAN       S&P
              TECHNOLOGY         TECHNOLOGY         TECHNOLOGY     TECHNOLOGY
                 FUND,             FUND,              FUND,         COMPOSITE
             CLASS A NAV        CLASS A POP          CLASS Y        INDEX(3)
            -----------------------------------------------------------------

CLASS A

4/1994          10,000             9,452                             10,000
9/1994          11,190            10,577                             10,708
9/1995          18,600            17,580                             16,739
9/1996          22,060            20,851                             20,428
9/1997          25,966            24,542                             33,177
9/1998          21,632            20,446                             37,563
9/1999          49,474            46,762                             65,645
9/2000          89,108            84,223                             78,433
9/2001          14,879            14,063                             30,165

CLASS Y

4/1994                                               10,000          10,000
9/1994                                               11,190          10,708
9/1995                                               18,600          16,739
9/1996                                               22,106          20,428
9/1997                                               26,074          33,177
9/1998                                               21,794          37,563
9/1999                                               50,022          65,645
9/2000                                               90,393          78,433
9/2001                                               15,131          30,165

(1) Past performance does not guarantee future results. The principal value of an investment and investment return will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Performance reflects voluntary fee waivers in effect. In the absence of such fee waivers, total returns would be reduced. Index is for illustrative purposes only and is not available for investment. Sector funds such as the First American Technology Fund are more vulnerable to price fluctuation as a result of events that may affect the industry in which they focus than are funds that invest in multiple industries. Share prices of sector funds also will fluctuate with changing market conditions, as will share prices of other stock funds. Sector funds should not be treated as a core investment; rather, their role is to round out the growth portion of a well diversified investment portfolio.

     Total returns at net asset value ("NAV") reflect performance over the time period indicated without including the fund's maximum sales charge and assumes reinvestment of all distributions at net asset value.

     Total returns at public offering price ("POP") reflect performance over the time period indicated including maximum sales charges of 5.50% for Class A, 1% for Class C, and the maximum CDSC for Class B and Class C shares for the relevant period. Total returns assume reinvestment of all distributions at net asset value.

     The Technology Fund's 1999 and 2000 returns were higher due in part to its strategy of investing in IPOs and technology-related stocks in a period favorable for IPO investing. Of course, such favorable returns involve accepting the risk of volatility, and there is no assurance that the fund's future investment in IPOs and technology stocks will have the same effect on performance as it had in 1999 and 2000. Investments in the First American Technology Fund are more vulnerable to price fluctuation as a result of the narrow focus of technology investing and the fact that the products of companies in which the fund invests may be subject to rapid obsolescence.

(2) Performance for Class B, Class C, and Class S shares is not presented. Performance for Class B and Class C is lower due to higher expenses. Performance for Class S is substantially similar to Class A due to similar expenses.

(3) An unmanaged index of technology stocks in the S&P 500 Composite Index (an unmanaged index of large-capitalization stocks).

(4) The performance since inception for the index is calculated from the month end following the inception of the class. Performance for Class S represents cumulative total return as the class has been in operation less than one year.

                 (This page has been left blank intentionally.)

                                     PART B

             STATEMENT OF ADDITIONAL INFORMATION DATED APRIL 3, 2002

                      FIRST AMERICAN INVESTMENT FUNDS, INC.
                                800 Nicollet Mall
                              Minneapolis, MN 55402
                                 (800) 677-3863

                          ACQUISITION OF THE ASSETS OF
       CAPITAL GROWTH FUND, RELATIVE VALUE FUND, GROWTH & INCOME FUND AND
                            SCIENCE & TECHNOLOGY FUND
                       EACH A SEPARATELY MANAGED SERIES OF
                      FIRST AMERICAN INVESTMENT FUNDS, INC.

                        BY AND IN EXCHANGE FOR SHARES OF
       LARGE CAP GROWTH FUND, LARGE CAP VALUE FUND, EQUITY INCOME FUND AND
                         TECHNOLOGY FUND, RESPECTIVELY,
                       EACH A SEPARATELY MANAGED SERIES OF
                      FIRST AMERICAN INVESTMENT FUNDS, INC.

         This Statement of Additional Information, which is not a prospectus, supplements and should be read in conjunction with the Prospectus/Proxy Statement dated April 3, 2002, relating to the proposed reorganization of Capital Growth Fund, Relative Value Fund, Growth & Income Fund or Science & Technology Fund (each, a "Voting Fund"), each a separate series of First American Investment Funds, Inc. ("FAIF"), with and into Large Cap Growth Fund, Large Cap Value Fund, Equity Income Fund or Technology Fund (each, an "Acquiring Fund"), respectively, each a separate series of FAIF. A copy of the Prospectus/Proxy Statement may be obtained without charge by calling or writing to FAIF at the telephone number or address set forth above. This Statement of Additional Information has been incorporated by reference into the Prospectus/Proxy Statement.

         Further information about the Acquiring Funds and the Voting Funds is contained in FAIF's Prospectus dated January 28, 2002, as supplemented, FAIF's Statement of Additional Information dated January 28, 2002, and the Annual Report of FAIF for the year ended September 30, 2001.

         This Statement of Additional Information incorporates by reference the following described documents, each of which accompanies this Statement of Additional Information:

         (1) The Statement of Additional Information of FAIF dated January 28, 2002.

         (2)      Annual Report of FAIF for the year ended September 30, 2001.

FIRST AMERICAN LARGE CAP GROWTH FUND
PRO FORMA STATEMENT OF ASSETS AND LIABILITIES
(AMOUNTS IN THOUSANDS, EXCEPT PER SHARE DATA)
SEPTEMBER 30, 2001
(UNAUDITED)

                                                                                                                     Pro Forma
                                                                                                                   Combined First
                                                            First American   First American                        American Large
                                                              Large Cap      Capital Growth                         Cap Growth
                                                             Growth Fund          Fund          Adjustments            Fund(1)
----------------------------------------------------------------------------------------------------------------------------------
ASSETS:
    Investments in securities, at value (cost $863,762,
      $192,428, and $1,056,190, respectively)               $    716,117      $    199,191      $         --         $    915,308
    Collateral received for securities loaned, at value          178,486            54,034                --              232,520
    Cash                                                             369                --                --                  369
    Accrued income                                                   584               179                --                  763
    Receivable for investment securities sold                      2,106             2,020                --                4,126
    Capital shares sold                                              456               352                --                  808
    Other assets                                                     328               311                --                  639
----------------------------------------------------------------------------------------------------------------------------------
      Total assets                                               898,446           256,087                --            1,154,533
----------------------------------------------------------------------------------------------------------------------------------
LIABILITIES:
    Cash overdraft                                                    --                78                --                   78
    Payable for investment securities purchased                    7,453             2,128                --                9,581
    Payable upon return of securities loaned                     178,486            54,034                --              232,520
    Capital shares redeemed                                          991               369                --                1,360
    Payable to affiliates                                            754               554                --                1,308
    Written options, at value                                         --               381                --                  381
    Other liabilities                                                  3                --                --                    3
----------------------------------------------------------------------------------------------------------------------------------
      Total liabilities                                          187,687            57,544                --              245,231
----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS                                                  $    710,759      $    198,543      $         --         $    909,302
==================================================================================================================================
NET ASSETS CONSIST OF:
    Paid in capital                                         $    906,839      $    206,924      $         --         $  1,113,763
    Accumulated net realized loss on investments                 (48,435)          (14,938)               --              (63,373)
    Net unrealized appreciation (depreciation) of
      investments and options written                           (147,645)            6,557                --             (141,088)
----------------------------------------------------------------------------------------------------------------------------------
        Total net assets                                    $    710,759      $    198,543      $         --         $    909,302
==================================================================================================================================
NET ASSETS:
    Class A                                                 $     85,443      $      8,597      $         --         $     94,040
    Class B                                                       17,976            46,103                --               64,079
    Class C                                                       13,177                --                --               13,177
    Class S                                                           --            11,882                --               11,882
    Class Y                                                      594,163           131,961                --              726,124
----------------------------------------------------------------------------------------------------------------------------------
        Total net assets                                    $    710,759      $    198,543      $         --         $    909,302
==================================================================================================================================
SHARES OUTSTANDING:
    Class A                                                        9,156               586            (3,336)(2)            6,406
    Class B                                                        2,006             3,159              (774)(2)            4,391
    Class C                                                        1,442                --              (544)(2)              898
    Class S                                                           --               809                --                  809
    Class Y                                                       62,914             8,932           (22,686)(2)           49,160
----------------------------------------------------------------------------------------------------------------------------------
       Total shares outstanding                                   75,518            13,486           (27,340)              61,663
==================================================================================================================================
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE:
    Class A                                                 $       9.33      $      14.68                           $      14.68
    Class B                                                 $       8.96      $      14.59                           $      14.59
    Class C                                                 $       9.14      $      14.68                           $      14.68
    Class S                                                 $       9.33      $      14.69                           $      14.69
    Class Y                                                 $       9.44      $      14.77                           $      14.77
----------------------------------------------------------------------------------------------------------------------------------
OFFERING PRICE PER SHARE:
    Class A                                                 $       9.87      $      15.53                           $      15.53
    Class B                                                 $       8.96      $      14.59                           $      14.59
    Class C                                                 $       9.23      $      14.83                           $      14.83
    Class S                                                 $       9.33      $      14.69                           $      14.69
    Class Y                                                 $       9.44      $      14.77                           $      14.77
----------------------------------------------------------------------------------------------------------------------------------

(1) The First American Capital Growth Fund will be the accounting survivor. In making this determination, several factors were considered, including the fact that the portfolio management team that will manage the combined fund after the reorganization will more closely resemble the portfolio management team that currently manages the First American Capital Growth Fund.
(2) Reflects new shares issued, net of retired shares of the respective Fund.

            See Accompanying Notes to Pro Forma Financial Statements

FIRST AMERICAN LARGE CAP VALUE FUND
PRO FORMA STATEMENT OF ASSETS AND LIABILITIES
(AMOUNTS IN THOUSANDS, EXCEPT PER SHARE DATA)
SEPTEMBER 30, 2001
(UNAUDITED)

                                                               First American   First American                  Pro Forma Combined
                                                                  Large Cap     Relative Value                 First American Large
                                                                 Value Fund          Fund         Adjustments    Cap Value Fund(1)
-----------------------------------------------------------------------------------------------------------------------------------
ASSETS:
    Investments in securities, at value (cost $1,206,095,
      $261,524 and $1,467,619, respectively)                     $ 1,118,733      $   414,986     $        --       $ 1,533,719
    Collateral received for securities loaned, at value              310,972               --              --           310,972
    Cash                                                                  --                4              --                 4
    Accrued income                                                     1,700              729              --             2,429
    Receivable for investment securities sold                             --         7,295.00              --             7,295
    Capital shares sold                                                  739            1,479              --             2,218
    Other assets                                                         239               58              --               297
-----------------------------------------------------------------------------------------------------------------------------------
      Total assets                                                 1,432,383          424,551              --         1,856,934
-----------------------------------------------------------------------------------------------------------------------------------
LIABILITIES:
    Cash overdraft                                                       548               --              --               548
    Payable upon return of securities loaned                         310,972               --              --           310,972
    Capital shares redeemed                                            6,956              178              --             7,134
    Payable to affiliates                                              1,404              457              --             1,861
    Other liabilities                                                     --               48              --                48
-----------------------------------------------------------------------------------------------------------------------------------
      Total liabilities                                              319,880              683              --           320,563
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS                                                       $ 1,112,503      $   423,868     $        --       $ 1,536,371
===================================================================================================================================
NET ASSETS CONSIST OF:
    Paid in capital                                              $ 1,227,245      $   264,165     $        --       $ 1,491,410
    Undistributed net investment income                                  350               43              --               393
    Accumulated net realized gain (loss) on investments              (27,730)           6,198              --           (21,532)
    Net unrealized appreciation (depreciation) of investments        (87,362)         153,462              --            66,100
-----------------------------------------------------------------------------------------------------------------------------------
        Total net assets                                         $ 1,112,503      $   423,868     $        --       $ 1,536,371
===================================================================================================================================
NET ASSETS:
    Class A                                                      $    94,064      $    33,288     $        --       $   127,352
    Class B                                                           38,108           12,081              --            50,189
    Class C                                                           10,141               --              --            10,141
    Class S                                                               --           34,004              --            34,004
    Class Y                                                          970,190          344,495              --         1,314,685
-----------------------------------------------------------------------------------------------------------------------------------
        Total net assets                                         $ 1,112,503      $   423,868     $        --       $ 1,536,371
===================================================================================================================================
SHARES OUTSTANDING:
    Class A                                                            5,888            1,382             701 (2)         7,971
    Class B                                                            2,425              503             266 (2)         3,194
    Class C                                                              638               --              -- (2)           638
    Class S                                                               --            1,413             716             2,129
    Class Y                                                           60,564           14,285           7,219 (2)        82,068
-----------------------------------------------------------------------------------------------------------------------------------
       Total shares outstanding                                       69,515           17,583           8,902            96,000
===================================================================================================================================
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE:
    Class A                                                      $     15.98      $     24.09                       $     15.98
    Class B                                                      $     15.71      $     24.01                       $     15.71
    Class C                                                      $     15.90      $     24.09                       $     15.90
    Class S                                                      $     15.97      $     24.06                       $     15.97
    Class Y                                                      $     16.02      $     24.12                       $     16.02
------------------------------------------------------------------------------------------------------------------------------------
OFFERING PRICE PER SHARE:
    Class A                                                      $     16.91      $     25.49                       $     16.91
    Class B                                                      $     15.71      $     24.01                       $     15.71
    Class C                                                      $     16.06      $     24.33                       $     16.06
    Class S                                                      $     15.97      $     24.06                       $     15.97
    Class Y                                                      $     16.02      $     24.12                       $     16.02
------------------------------------------------------------------------------------------------------------------------------------
REDEMPTION PRICE PER SHARE:
    Class A                                                      $     15.98      $     24.09                       $     15.98
    Class B                                                      $     15.71      $     24.01                       $     15.71
    Class C                                                      $     15.90      $     24.09                       $     15.90
    Class S                                                      $     15.97      $     24.06                       $     15.97
    Class Y                                                      $     16.02      $     24.12                       $     16.02
-----------------------------------------------------------------------------------------------------------------------------------

(1) The First American Large Cap Value Fund will be the accounting survivor.
(2) Reflects new shares issued, net of retired shares of the respective Fund.

            See Accompanying Notes to Pro Forma Financial Statements

FIRST AMERICAN EQUITY INCOME FUND
PRO FORMA STATEMENT OF ASSETS AND LIABILITIES
(AMOUNTS IN THOUSANDS, EXCEPT PER SHARE DATA)
SEPTEMBER 30, 2001
(UNAUDITED)

                                                            First American   First American                   Pro Forma Combined
                                                             Equity Income      Growth &                    First American Equity
                                                                 Fund         Income Fund      Adjustments      Income Fund(1)
---------------------------------------------------------------------------------------------------------------------------------
ASSETS:
     Investments in securities, at value (cost $233,537,
       $690,577, and $924,114, respectively)                 $   318,285      $   712,470      $        --        $ 1,030,755
     Collateral received for securities loaned, at value          64,855          156,515               --            221,370
     Cash                                                          4,213               10               --              4,223
     Accrued income                                                  598              460               --              1,058
     Receivable for investment securities sold                       122               --               --                122
     Capital shares sold                                           1,077              722               --              1,799
     Other assets                                                    365              278               --                643
---------------------------------------------------------------------------------------------------------------------------------
       Total assets                                              389,515          870,455               --          1,259,970
---------------------------------------------------------------------------------------------------------------------------------
LIABILITIES:
     Payable for investment securities purchased                  11,816            3,851               --             15,667
     Payable upon return of securities loaned                     64,855          156,515               --            221,370
     Capital shares redeemed                                         442            4,590               --              5,032
     Payable to affiliates                                           475              954               --              1,429
     Other liabilities                                               137                7               --                144
---------------------------------------------------------------------------------------------------------------------------------
       Total liabilities                                          77,725          165,917               --            243,642
---------------------------------------------------------------------------------------------------------------------------------
NET ASSETS                                                   $   311,790      $   704,538      $        --        $ 1,016,328
=================================================================================================================================
NET ASSETS CONSIST OF:
     Paid in capital                                         $   227,949      $   705,708      $        --        $   933,657
     Accumulated net investment income (loss)                       (291)             187               --               (104)
     Accumulated net realized loss on investments                   (616)         (23,250)              --            (23,866)
     Net unrealized appreciation of investments                   84,748           21,893               --            106,641
---------------------------------------------------------------------------------------------------------------------------------
         Total net assets                                    $   311,790      $   704,538      $        --        $ 1,016,328
=================================================================================================================================
NET ASSETS:
     Class A                                                 $    24,557      $   150,323      $        --        $   174,880
     Class B                                                      11,516           11,612               --             23,128
     Class C                                                       8,028               --               --              8,028
     Class S                                                         328           44,821               --             45,149
     Class Y                                                     267,361          497,782               --            765,143
---------------------------------------------------------------------------------------------------------------------------------
         Total net assets                                    $   311,790      $   704,538      $        --        $ 1,016,328
=================================================================================================================================
SHARES OUTSTANDING:
     Class A                                                       2,025            4,824            7,569 (2)         14,418
     Class B                                                         954              376              586 (2)          1,916
     Class C                                                         664               --               --                664
     Class S                                                          27            1,439            2,259 (2)          3,725
     Class Y                                                      21,916           15,951           24,851 (2)         62,718
---------------------------------------------------------------------------------------------------------------------------------
        Total shares outstanding                                  25,586           22,590           35,265             83,441
=================================================================================================================================
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE:
     Class A                                                 $     12.13      $     31.16                         $     12.13
     Class B                                                 $     12.07      $     30.86                         $     12.07
     Class C                                                 $     12.09      $     31.17                         $     12.09
     Class S                                                 $     12.12      $     31.14                         $     12.12
     Class Y                                                 $     12.20      $     31.21                         $     12.20
---------------------------------------------------------------------------------------------------------------------------------
OFFERING PRICE PER SHARE:
     Class A                                                 $     12.84      $     32.97                         $     12.84
     Class B                                                 $     12.07      $     30.86                         $     12.07
     Class C                                                 $     12.21      $     31.48                         $     12.21
     Class S                                                 $     12.12      $     31.14                         $     12.12
     Class Y                                                 $     12.20      $     31.21                         $     12.20
---------------------------------------------------------------------------------------------------------------------------------

(1) The First American Equity Income Fund will be the accounting survivor. In making this determination, several factors were considered, including the fact that the portfolio management team that will manage the combined fund after the reorganization, as well as the portfolio composition of the combined fund, will more closely resemble the attributes of the current First American Equity Income Fund.
(2)  Reflects new shares issued, net of retired shares of the respective Fund.

            See Accompanying Notes to Pro Forma Financial Statements

FIRST AMERICAN TECHNOLOGY FUND
PRO FORMA STATEMENT OF ASSETS AND LIABILITIES
(AMOUNTS IN THOUSANDS, EXCEPT PER SHARE DATA)
SEPTEMBER 30, 2001
(UNAUDITED)

                                                                                     First American
                                                                      First American    Science &                 Pro Forma Combined
                                                                        Technology     Technology                   First American
                                                                           Fund           Fund       Adjustments  Technology Fund(1)
------------------------------------------------------------------------------------------------------------------------------------
ASSETS:
    Investments in securities, at value (cost $263,486,
      $62,188, and $325,674, respectively)                            $   112,424     $    35,511    $        --        $   147,935
    Cash                                                                    1,348              --             --              1,348
    Collateral received for securities loaned, at value                    51,214          12,195             --             63,409
    Accrued income                                                             23              11             --                 34
    Receivable for investment securities sold                                 601           1,105             --              1,706
    Capital shares sold                                                       363              54             --                417
    Other assets                                                              205             184             --                389
------------------------------------------------------------------------------------------------------------------------------------
      Total assets                                                        166,178          49,060             --            215,238
------------------------------------------------------------------------------------------------------------------------------------
LIABILITIES:
    Cash overdraft                                                             --             723             --                723
    Payable for investment securities purchased                               576              --             --                576
    Payable upon return of securities loaned                               51,214          12,195             --             63,409
    Capital shares redeemed                                                   639             138             --                777
    Payable to affiliates                                                      28             234             --                262
    Written options, at value                                                  --           1,068             --              1,068
------------------------------------------------------------------------------------------------------------------------------------
      Total liabilities                                                    52,457          14,358             --             66,815
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS                                                            $   113,721     $    34,702    $        --        $   148,423
====================================================================================================================================
NET ASSETS CONSIST OF:
    Paid in capital                                                   $   581,972     $   117,825    $        --        $   699,797
    Accumulated net realized loss on investments and options written     (317,189)        (55,995)            --           (373,184)
    Net unrealized depreciation of investments and options written       (151,062)        (27,128)            --           (178,190)
------------------------------------------------------------------------------------------------------------------------------------
        Total net assets                                              $   113,721     $    34,702    $        --        $   148,423
====================================================================================================================================
NET ASSETS:
    Class A                                                           $    29,084     $       988    $        --        $    30,072
    Class B                                                                15,974           3,563             --             19,537
    Class C                                                                 9,009              --             --              9,009
    Class S                                                                    --           1,858             --              1,858
    Class Y                                                                59,654          28,293             --             87,947
------------------------------------------------------------------------------------------------------------------------------------
        Total net assets                                              $   113,721     $    34,702    $        --        $   148,423
====================================================================================================================================
SHARES OUTSTANDING:
    Class A                                                                 4,572             210            (55)(2)          4,727
    Class B                                                                 2,771             765           (147)(2)          3,389
    Class C                                                                 1,435              --             --              1,435
    Class S                                                                    --             395           (103)(2)            292
    Class Y                                                                 9,129           5,966         (1,633)(2)         13,462
------------------------------------------------------------------------------------------------------------------------------------
       Total shares outstanding                                            17,907           7,336         (1,938)            23,305
====================================================================================================================================
NET ASSET VALUE AND REDEPMTION PRICE PER SHARE:
    Class A                                                           $      6.36     $      4.70                       $      6.36
    Class B                                                           $      5.77     $      4.66                       $      5.77
    Class C                                                           $      6.28     $      4.70                       $      6.28
    Class S                                                           $      6.36     $      4.70                       $      6.36
    Class Y                                                           $      6.53     $      4.74                       $      6.53
------------------------------------------------------------------------------------------------------------------------------------
OFFERING PRICE PER SHARE:
    Class A                                                           $      6.73     $      4.97                       $      6.73
    Class B                                                           $      5.77     $      4.66                       $      5.77
    Class C                                                           $      6.34     $      4.75                       $      6.34
    Class S                                                           $      6.36     $      4.70                       $      6.36
    Class Y                                                           $      6.53     $      4.74                       $      6.53
------------------------------------------------------------------------------------------------------------------------------------

(1) The First American Technology Fund will be the accounting survivor.
(2) Reflects new shares issued, net of retired shares of the respective Fund.

            See Accompanying Notes to Pro Forma Financial Statements

FIRST AMERICAN LARGE CAP GROWTH FUND
PRO FORMA STATEMENT OF OPERATIONS
(AMOUNTS IN THOUSANDS)
FOR THE TWELVE MONTHS ENDED SEPTEMBER 30, 2001
(UNAUDITED)

                                                             First American   First American                   Pro Forma Combined
                                                            Large Cap Growth  Capital Growth                  First American Large
                                                                  Fund             Fund         Adjustments    Cap Growth Fund(1)
----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
    Interest income                                         $      2,139      $        452      $         --         $      2,591
    Dividend income                                                4,978             1,740                --                6,718
    Income from securities lending                                   296                24                --                  320
    Less: Foreign taxes withheld                                     (17)               (4)               --                  (21)
----------------------------------------------------------------------------------------------------------------------------------
      Total income                                                 7,396             2,212                --                9,608

EXPENSES:
    Investment advisory fees                                       6,989             2,378            (1,164)(3)            8,203
    Administrator and fund accounting fees                         1,127               391             1,427 (3)            2,945
    Transfer agent fees                                              368               231               (93)(3)              506
    Custodian fees                                                   299                34              (207)(3)              126
    Directors' fees                                                   10                 9               (10)(4)                9
    Registration fees                                                 10                52               (16)(4)               46
    Professional fees                                                 30                53               (30)(4)               53
    Printing                                                          60               103               (41)(4)              122
    Other                                                             15                 8                (6)(4)               17
    Distribution and shareholder servicing fees - Class A            346                13                --                  359
    Distribution and shareholder servicing fees - Class B            260               641                --                  901
    Distribution and shareholder servicing fees - Class C            164                --                --                  164
    Shareholder servicing fees - Class S                              --                11                --                   11
----------------------------------------------------------------------------------------------------------------------------------
      TOTAL EXPENSES                                               9,678             3,924              (140)              13,462
      Less: Waiver of expenses                                      (925)             (325)              645 (2)             (605)
----------------------------------------------------------------------------------------------------------------------------------
      NET EXPENSES                                                 8,753             3,599               505               12,857
----------------------------------------------------------------------------------------------------------------------------------
           NET INVESTMENT LOSS                                    (1,357)           (1,387)             (505)              (3,249)
----------------------------------------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
    AND OPTIONS WRITTEN - NET:
Net realized loss on investments                                 (48,470)          (13,666)               --              (62,136)
Net realized gain on options written                                  --               653                                    653
Net change in unrealized appreciation or depreciation of
    investments and options written                             (668,727)         (128,541)               --             (797,268)
----------------------------------------------------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS                 (717,197)         (141,554)               --             (858,751)
----------------------------------------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS        $   (718,554)     $   (142,941)     $       (505)        $   (862,000)
==================================================================================================================================

(1) The First American Capital Growth Fund will be the accounting survivor.
(2) Reflects adjustment based on expense limitation for the combined fund.
(3) Adjustment based on contractual agreements with the investment advisor, administrator, transfer agent and custodian for the combined fund. Information is based on expense arrangements that took effect on October 1, 2001.
(4) Reflects anticipated savings of the merger.

            See Accompanying Notes to Pro Forma Financial Statements

FIRST AMERICAN LARGE CAP VALUE FUND
PRO FORMA STATEMENT OF OPERATIONS
(AMOUNTS IN THOUSANDS)
FOR THE TWELVE MONTHS ENDED SEPTEMBER 30, 2001
(UNAUDITED)

                                                             First American   First American                  Pro Forma Combined
                                                            Large Cap Value   Relative Value                 First American Large
                                                                 Fund             Fund          Adjustments    Cap Value Fund(1)
---------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
    Interest income                                           $     2,788      $       412      $        --         $     3,200
    Dividend income                                                22,361            9,648               --              32,009
    Income from securities lending                                    291               --               --                 291
    Less: Foreign taxes withheld                                      (98)             (83)              --                (181)
---------------------------------------------------------------------------------------------------------------------------------
      Total income                                                 25,342            9,977               --              35,319

EXPENSES:
    Investment advisory fees                                        9,205            3,569           (1,070)(3)          11,704
    Administrator and fund accounting fees                          1,484              656            2,002 (3)           4,142
    Transfer agent fees                                               574              228              (93)(3)             709
    Custodian fees                                                    394               45             (259)(3)             180
    Directors' fees                                                    13                9               (9)(4)              13
    Registration fees                                                  13               39              (13)(4)              39
    Professional fees                                                  40               53              (53)(4)              40
    Printing                                                           79               80              (40)(4)             119
    Other                                                              21               13               (9)(4)              25
    Distribution and shareholder servicing fees - Class A             306               95               --                 401
    Distribution and shareholder servicing fees - Class B             467              132               --                 599
    Distribution and shareholder servicing fees - Class C              93               --               --                  93
    Shareholder servicing fees - Class S                               --               27               --                  27
---------------------------------------------------------------------------------------------------------------------------------
      TOTAL EXPENSES                                               12,689            4,946              456              18,091
      Less: Waiver and reimbursement of expenses                   (1,297)             (67)             607 (2)            (757)
---------------------------------------------------------------------------------------------------------------------------------
      NET EXPENSES                                                 11,392            4,879            1,063              17,334
---------------------------------------------------------------------------------------------------------------------------------
         NET INVESTMENT INCOME                                     13,950            5,098           (1,063)             17,985
---------------------------------------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gain (loss) on investments                           (16,926)           6,186               --             (10,740)
Net change in unrealized appreciation or depreciation of
    investments                                                  (171,917)         (87,060)              --            (258,977)
---------------------------------------------------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS                  (188,843)         (80,874)              --            (269,717)
---------------------------------------------------------------------------------------------------------------------------------
NET DECREASE  IN NET ASSETS RESULTING FROM OPERATIONS         $  (174,893)     $   (75,776)     $    (1,063)        $  (251,732)
=================================================================================================================================

(1) The First American Large Cap Value Fund will be the accounting survivor.
(2) Reflects adjustment based on expense limitation for the combined fund.
(3) Adjustment based on contractual agreements with the investment advisor, administrator, transfer agent and custodian for the combined fund. Information is based on expense arrangements that took effect on October 1, 2001.
(4) Reflects anticipated savings of the merger.

            See Accompanying Notes to Pro Forma Financial Statements

FIRST AMERICAN EQUITY INCOME FUND
PRO FORMA STATEMENT OF OPERATIONS
(AMOUNTS IN THOUSANDS)
FOR THE TWELVE MONTHS ENDED SEPTEMBER 30, 2001
(UNAUDITED)

                                                             First American   First American                   Pro Forma Combined
                                                             Equity Income    Growth & Income                 First American Equity
                                                                  Fund             Fund         Adjustments      Income Fund(1)
-----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
    Interest income                                           $       743      $     3,274      $        --         $     4,017
    Dividend income                                                 8,005            9,336               --              17,341
    Income from securities lending                                     52               68               --                 120
    Less: Foreign taxes withheld                                       --               (8)              --                  (8)
-----------------------------------------------------------------------------------------------------------------------------------
       Total income                                                 8,800           12,670               --              21,470

EXPENSES:
    Investment advisory fees                                        2,085            6,162             (822)(3)           7,425
    Administrator and fund accounting fees                            327            1,103            1,220 (3)           2,650
    Transfer agent fees                                               137              391              (93)(3)             435
    Custodian fees                                                     89               85              (60)(3)             114
    Directors' fees                                                     3                1               (1)(4)               3
    Registration fees                                                   3               50              (13)(4)              40
    Professional fees                                                   9               31              (31)(4)               9
    Printing                                                           18              153              (43)(4)             128
    Other                                                              15               11               (7)(4)              19
    Distribution and shareholder servicing fees - Class A              57              462               --                 519
    Distribution and shareholder servicing fees - Class B             109              118               --                 227
    Distribution and shareholder servicing fees - Class C              43               --               --                  43
    Shareholder servicing fees - Class S                               --              127               --                 127
-----------------------------------------------------------------------------------------------------------------------------------
       TOTAL EXPENSES                                               2,895            8,694              150              11,739
       Less: Waiver of expenses                                      (458)            (221)             157 (2)            (522)
-----------------------------------------------------------------------------------------------------------------------------------
       NET EXPENSES                                                 2,437            8,473              307              11,217
-----------------------------------------------------------------------------------------------------------------------------------
         NET INVESTMENT INCOME                                      6,363            4,197             (307)             10,253
-----------------------------------------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gain (loss) on investments                            34,974          (20,431)              --              14,543
Net change in unrealized appreciation (depreciation) of
    investments                                                   (48,968)        (225,024)              --            (273,992)
-----------------------------------------------------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS                   (13,994)        (245,455)              --            (259,449)
-----------------------------------------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS          $    (7,631)     $  (241,258)     $      (307)        $  (249,196)
===================================================================================================================================

(1) The First American Equity Income Fund will be the accounting survivor.
(2) Reflects adjustment based on expense limitation for the combined fund.
(3) Adjustment based on contractual agreements with the investment advisor, administrator, transfer agent and custodian for the combined fund. Information is based on expense arrangements that took effect on October 1, 2001.
(4) Reflects anticipated savings of the merger.

            See Accompanying Notes to Pro Forma Financial Statements

FIRST AMERICAN TECHNOLOGY FUND
PRO FORMA STATEMENT OF OPERATIONS
(AMOUNTS IN THOUSANDS)
FOR THE TWELVE MONTHS ENDED SEPTEMBER 30, 2001
(UNAUDITED)

                                                             First American                                     Pro Forma Combined
                                                                Science &      First American                     First American
                                                             Technology Fund  Technology Fund   Adjustments     Technology Fund(1)
----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
    Interest income                                           $       246      $       532      $        --         $       778
    Dividend income                                                    72               73               --                 145
    Income from securities lending                                     12              300               --                 312
----------------------------------------------------------------------------------------------------------------------------------
       Total income                                                   330              905               --               1,235

EXPENSES:
    Investment advisory fees                                          767            2,215             (264)(3)           2,718
    Administrator and fund accounting fees                            138              357              418 (3)             913
    Transfer agent fees                                                81              333              (93)(3)             321
    Custodian fees                                                     20               95              (76)(3)              39
    Directors' fees                                                     9                3               (9)(4)               3
    Registration fees                                                  57               --              (14)(4)              43
    Professional fees                                                  54                9              (54)(4)               9
    Printing                                                           46               19              (16)(4)              49
    Other                                                               4                6               (3)(4)               7
    Distribution and shareholder servicing fees - Class A               3              181               --                 184
    Distribution and shareholder servicing fees - Class B              73              333               --                 406
    Distribution and shareholder servicing fees - Class C              --              195               --                 195
    Shareholder Servicing fees - Class S                                2              103               --                 105
----------------------------------------------------------------------------------------------------------------------------------
       TOTAL EXPENSES                                               1,254            3,849             (111)              4,992
       Less: Waiver of expenses                                      (182)            (189)              77 (2)            (294)
----------------------------------------------------------------------------------------------------------------------------------
       NET EXPENSES                                                 1,072            3,660              (34)              4,698
----------------------------------------------------------------------------------------------------------------------------------
         NET INVESTMENT LOSS                                         (742)          (2,755)              34              (3,463)
----------------------------------------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
AND OPTIONS WRITTEN - NET:
Net realized loss on investments                                  (51,893)        (315,453)              --            (367,346)
Net realized loss on options written                               (2,253)              --               --              (2,253)
Net change in unrealized appreciation (depreciation) of
    investments and options written                               (51,659)        (271,929)              --            (323,588)
----------------------------------------------------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS                  (105,805)        (587,382)              --            (693,187)
----------------------------------------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS          $  (106,547)     $  (590,137)     $        34         $  (696,650)
==================================================================================================================================

(1) The First American Technology Fund will be the accounting survivor.
(2) Reflects adjustment based on expense limitation for the combined fund.
(3) Adjustment based on contractual agreements with the investment advisor, administrator, transfer agent and custodian for the combined fund. Information is based on expense arrangements that took effect on October 1, 2001.
(4) Reflects anticipated savings of the merger.

            See Accompanying Notes to Pro Forma Financial Statements

FIRST AMERICAN LARGE CAP GROWTH FUND
PRO FORMA SCHEDULE OF INVESTMENTS IN SECURITIES
SEPTEMBER 30, 2001
(DOLLAR AMOUNTS IN THOUSANDS)
(UNAUDITED)

(PERCENTAGES OF EACH INVESTMENT CATEGORY RELATE TO TOTAL NET ASSETS)

                                                                                                                        Pro Forma
                                  Pro Forma                                                                              Combined
                                  Combined                                                                                First
First American  First American  First American                                          First American  First American   American
  Large Cap     Capital Growth    Large Cap                                                Large Cap    Capital Growth  Large Cap
 Growth Fund        Fund         Growth Fund                                              Growth Fund        Fund      Growth Fund
    Shares         Shares         Shares(2)    Description                                  at Value       at Value    at Value(2)
--------------  --------------  -------------- ---------------------------------------- --------------  -------------- ------------
                                               COMMON STOCKS - 97.6%**
                                               CONSUMER DISCRETIONARY - 14.4%
    708,990        205,000          913,990    AOL Time Warner*                             $ 23,468       $ 6,786        $ 30,254
    124,290         16,500          140,790    Best Buy*                                       5,649           750           6,399
     81,290         47,000          128,290    Clear Channel Communications*                   3,231         1,868           5,099
    342,750              -          342,750    Cox Communications, Cl A*                      14,310             -          14,310
    288,977         77,000          365,977    Home Depot                                     11,088         2,954          14,042
    209,735         75,200          284,935    Kohl's*                                        10,067         3,610          13,677
    136,500              -          136,500    Omnicom Group                                   8,859             -           8,859
    123,670         35,000          158,670    Target                                          3,926         1,111           5,037
    502,250        148,000          650,250    Wal-Mart Stores                                24,861         7,326          32,187
          -         32,100           32,100    Comcast, CI A                                       -         1,151           1,151
          -          5,000            5,000    Federated Department Stores                         -            10              10
                                                                                          -----------------------------------------
                                                                                             105,459        25,566         131,025
                                                                                          -----------------------------------------

                                               CONSUMER STAPLES - 7.5%
     92,550         50,000          142,550    Anheuser-Busch                                  3,876         2,094           5,970
    121,840         65,800          187,640    H J Heinz                                       5,136         2,773           7,909
     56,880         50,000          106,880    Kimberly-Clark                                  3,523         3,100           6,623
    216,600         38,500          255,100    Kraft Foods*                                    7,445         1,323           8,768
    294,100              -          294,100    Kroger                                          7,247             -           7,247
    254,950         75,000          329,950    PepsiCo                                        12,365         3,638          16,003
          -         76,244           76,244    Safeway*                                            -         3,028           3,028
    303,330         63,200          366,530    Walgreen                                       10,444         2,176          12,620
                                                                                          -----------------------------------------
                                                                                              50,036        18,132          68,168
                                                                                          -----------------------------------------

                                               ENERGY - 1.7%
          -          2,500            2,500    Ashland                                             -            96              96
    184,980         42,076          227,056    Exxon Mobil                                     7,288         1,658           8,946
          -         22,800           22,800    Global Marine*                                      -           319             319
          -          2,500            2,500    Texaco*                                             -           163             163
    182,430         33,400          215,830    USX - Marathon                                  4,869           887           5,756
                                                                                          -----------------------------------------
                                                                                              12,157         3,123          15,280
                                                                                          -----------------------------------------

                                               FINANCIALS - 7.7%
    306,830        103,519          410,349    American International Group                   23,933         8,074          32,007
     97,350         18,500          115,850    Capital One Financial                           4,481           852           5,333
    362,730              -          362,730    Charles Schwab                                  4,171             -           4,171
    266,726         73,200          339,926    Citigroup                                      10,802         2,965          13,767
     63,080         25,000           88,080    Federal Home Loan Mortgage                      4,100         1,625           5,725
          -         21,900           21,900    Merrill Lynch                                       -           889             889
     67,810              -           67,810    Morgan Stanley                                  3,143             -           3,143
     83,810         35,000          118,810    Wells Fargo                                     3,725         1,556           5,281
                                                                                          -----------------------------------------
                                                                                              54,355        15,961          70,316
                                                                                          -----------------------------------------

                                               HEALTH CARE - 28.5%
                    20,000           20,000    American Home Products                              -         1,165           1,165
    145,350         37,800          183,150    Amgen*                                          8,542         2,222          10,764
                    63,600           63,600    Baxter Int'l                                        -         3,501           3,501
    439,640        126,000          565,640    Bristol-Myers Squibb                           24,426         7,001          31,427
    110,680         93,375          204,055    Cardinal Health                                 8,185         6,905          15,090
    376,210         60,000          436,210    Eli Lilly                                      30,360         1,659          32,019
    323,720         37,700          361,420    Genentech*                                     14,244           908          15,152
                    20,000           20,000    Genzyme                                             -         1,925           1,925
                    50,000           50,000    Guidant                                             -           798             798
                    16,100           16,100    IDEC Pharm.                                         -         1,778           1,778
    124,790         32,100          156,890    Johnson & Johnson                               6,913         4,842          11,755
    426,680         99,530          526,210    Medtronic                                      18,561         4,330          22,891
    463,010        100,000          563,010    Merck                                          30,836         6,660          37,496
    939,370        221,750        1,161,120    Pfizer                                         37,669         8,892          46,561
    268,830         75,400          344,230    Pharmacia                                      10,904         3,058          13,962
                    54,500           54,500    Serono SA, ADR                                      -         1,034           1,034
    143,480         37,400          180,880    Watson Pharmaceuticals*                         7,850         2,046           9,896
     43,964         11,000           54,964    Zimmer Holdings                                 1,220           305           1,525
                                                                                          -----------------------------------------
                                                                                             199,710        59,029         258,739
                                                                                          -----------------------------------------

FIRST AMERICAN LARGE CAP GROWTH FUND
PRO FORMA SCHEDULE OF INVESTMENTS IN SECURITIES
SEPTEMBER 30, 2001
(DOLLAR AMOUNTS IN THOUSANDS)
(UNAUDITED)

(PERCENTAGES OF EACH INVESTMENT CATEGORY RELATE TO TOTAL NET ASSETS)

                                                                                                                        Pro Forma
                                  Pro Forma                                                                              Combined
                                  Combined                                                                                First
First American  First American  First American                                          First American  First American   American
  Large Cap     Capital Growth    Large Cap                                                Large Cap    Capital Growth  Large Cap
 Growth Fund        Fund         Growth Fund                                              Growth Fund        Fund      Growth Fund
    Shares         Shares         Shares(2)    Description                                  at Value       at Value    at Value(2)
--------------  --------------  -------------- ---------------------------------------- --------------  -------------- ------------
                                               INDUSTRIALS - 8.7%
    151,110              -          151,110    Automatic Data Processing                       7,108             -           7,108
    306,975              -          306,975    Ecolab                                         11,152             -          11,152
    833,850        235,500        1,069,350    General Electric                               31,019         8,761          39,780
          -         34,364           34,364    Illinois Tool Works                                 -         1,859           1,859
          -          1,695            1,695    Kadant                                              -            22              22
     75,130         20,600           95,730    Minnesota Mining & Manufacturing                7,393         2,027           9,420
          -         17,300           17,300    Textron                                             -           581             581
    163,210         43,400          206,610    Tyco International                              7,426         1,975           9,401
                                                                                          -----------------------------------------
                                                                                              64,098        15,225          79,323
                                                                                          -----------------------------------------

                                               INFORMATION TECHNOLOGY - 24.4%
          -         26,200           26,200    Adobe Systems                                       -           628             628
     91,140         26,000          117,140    Analog Devices*                                 2,980           850           3,830
          -         25,300           25,300    Apple Computer                                      -           392             392
     38,200         12,200           50,400    Applied Materials*                              1,086           347           1,433
    140,700         54,100          194,800    Applied Micro Circuits*                           983           378           1,361
    309,820         73,700          383,520    BEA Systems*                                    2,971           707           3,678
     47,710         13,600           61,310    Broadcom*                                         969           276           1,245
    122,010         56,300          178,310    Brocade Communications Systems*                 1,712           790           2,502
     66,560         12,100           78,660    Check Point Software Technologies*              1,442           266           1,708
    110,170              -          110,170    Ciena*                                          1,134             -           1,134
  1,637,088        287,400        1,924,488    Cisco Systems*                                 19,940         3,501          23,441
          -          7,300            7,300    Citrix Systems                                      -           145             145
          -         79,000           79,000    Corning                                             -           697             697
    335,150         95,900          431,050    Dell Computer*                                  6,210         1,777           7,987
    278,960         74,400          353,360    EMC*                                            3,278           874           4,152
          -         46,900           46,900    Flextronic Int'l                                    -           776             776
          -         40,000           40,000    Hewlett-Packard                                     -           644             644
    116,310         37,000          153,310    IBM                                            10,735         5,019          15,754
    923,100        245,560        1,168,660    Intel                                          18,868         3,415          22,283
    133,790         20,400          154,190    Juniper Networks*                               1,298           198           1,496
     32,480          7,200           39,680    KLA-Tencor*                                     1,026           227           1,253
    224,290         60,600          284,890    Micron Technology*                              4,223         1,141           5,364
    618,720        166,000          784,720    Microsoft*                                     31,660         8,494          40,154
          -         18,600           18,600    Millipore                                           -           985             985
    406,910         39,500          446,410    Nokia, ADR Cl A                                 6,368           618           6,986
    583,710        107,000          690,710    Nortel Networks                                 3,275           600           3,875
     42,520         10,700           53,220    Novellus Systems*                               1,214           306           1,520
     47,900         15,800           63,700    NVIDIA*                                         1,316           434           1,750
    790,440        238,000        1,028,440    Oracle Systems*                                 9,944         2,994          12,938
    213,410         46,600          260,010    QUALCOMM*                                      10,146         2,215          12,361
          -         68,800           68,800    RF Micro Devices                                    -         1,142           1,142
    214,290         55,500          269,790    Siebel Systems*                                 2,815           722           3,537
    491,320        164,000          655,320    Sun Microsystems*                               4,063         1,356           5,419
    447,070        116,400          563,470    Texas Instruments                              11,168         2,908          14,076
          -         27,700           27,700    Thermo Electron                                     -           500             500
    152,470         28,500          180,970    VeriSign*                                       6,388         1,194           7,582
    120,260              -          120,260    VERITAS Software*                               2,218             -           2,218
    166,140         45,000          211,140    Vitesse Semiconductor*                          1,288           349           1,637
    101,560         25,400          126,960    Xilinx*                                         2,390           598           2,988
                                                                                          -----------------------------------------
                                                                                             173,108        48,463         221,571
                                                                                          -----------------------------------------

                                               MATERIALS - 0.2%
          -         50,000           50,000    Alcoa                                               -         1,551           1,551
                                                                                          -----------------------------------------
                                                                                                   -         1,551           1,551
                                                                                          -----------------------------------------

                                               TELECOMMUNICATION SERVICES - 2.6%
    313,150         42,400          355,550    Nextel Communications, Cl A*                    2,706           366           3,072
    262,310         77,100          339,410    Qwest Communications International              4,381         1,288           5,669
    343,950         19,200          363,150    Sprint PCS Group*                               9,042           505           9,547
     76,170         22,072           98,242    Verizon Communications                          4,121         1,194           5,315
                                                                                          -----------------------------------------
                                                                                              20,250         3,353          23,603
                                                                                          -----------------------------------------

                                               UTILITIES - 1.9%
          -         26,829           26,829    El Paso                                             -         1,115           1,115
    263,960         33,000          296,960    Enron                                           7,188           899           8,087
    339,640         44,200          383,840    Mirant                                          7,438           956           8,394
                                                                                          -----------------------------------------
                                                                                              14,626         2,970          17,596
                                                                                          -----------------------------------------
                                               TOTAL COMMON STOCKS                           693,799       193,373         887,172
                                                                                          -----------------------------------------

FIRST AMERICAN LARGE CAP GROWTH FUND
PRO FORMA SCHEDULE OF INVESTMENTS IN SECURITIES
SEPTEMBER 30, 2001
(DOLLAR AMOUNTS IN THOUSANDS)
(UNAUDITED)

(PERCENTAGES OF EACH INVESTMENT CATEGORY RELATE TO TOTAL NET ASSETS)

                                                                                                                        Pro Forma
                                  Pro Forma                                                                              Combined
                                  Combined                                                                                First
First American  First American  First American                                          First American  First American   American
  Large Cap     Capital Growth    Large Cap                                                Large Cap    Capital Growth  Large Cap
 Growth Fund        Fund         Growth Fund                                              Growth Fund        Fund      Growth Fund
    Shares         Shares         Shares(2)    Description                                  at Value       at Value    at Value(2)
--------------  --------------  -------------- ---------------------------------------- --------------  -------------- ------------
                                               SHORT-TERM INVESTMENTS - 0.1%
          -         75,000           75,000    RNC Money Market Fund                               -           750             750
                                                                                          -----------------------------------------

                                               TOTAL SHORT-TERM INVESTMENTS                        -           750             750
                                                                                          -----------------------------------------

                                               RELATED PARTY MONEY MARKET FUND - 3.0%
 22,317,901      5,068,031       27,385,932    First American Prime Obligations Fund (1)      22,318         5,068          27,386
                                                                                          -----------------------------------------
                                               TOTAL RELATED PARTY MONEY MARKET FUND          22,318         5,068          27,386
                                                                                          -----------------------------------------

                                               TOTAL INVESTMENTS - 100.6%
                                                                                          -----------------------------------------
                                               (Cost $863,762, $192,428 and $1,056,190,
                                                respectively)                              $ 716,117     $ 199,191       $ 915,308
                                                                                          =========================================


         ADR  American Depositary Receipt
         Cl Class

         *   Non-income producing security

         ** Holdings listed are as of September 30, 2001. Changes may have occurred in the security positions of each fund subsequent to September 30, 2001 as a result of normal trading practices or portfolio management style. No holdings of First American Capital Growth Fund are expected to require liquidation in the merged environment solely due to prospectus limitations.

         (1) This money market fund is advised by U.S. Bancorp Asset Management, Inc., who also serves as advisor for this fund.

         (2) The First American Capital Growth Fund will be the accounting survivor.

            See Accompanying Notes to Pro Forma Financial Statements

FIRST AMERICAN LARGE CAP VALUE FUND
PRO FORMA SCHEDULE OF INVESTMENTS IN SECURITIES
SEPTEMBER 30, 2001
(DOLLAR AMOUNTS IN THOUSANDS)
(UNAUDITED)

(PERCENTAGES OF EACH INVESTMENT CATEGORY RELATE TO TOTAL NET ASSETS)

                                                                                                                         Pro Forma
                                  Pro Forma                                                                              Combined
                                  Combined                                                                                First
First American  First American  First American                                          First American  First American   American
  Large Cap        Relative       Large Cap                                                Large Cap       Relative      Large Cap
  Value Fund      Value Fund     Value Fund                                               Value Fund      Value Fund    Value Fund
   Shares           Shares        Shares(2)    Description                                 at Value        at Value     at Value(2)
--------------  --------------  -------------- ---------------------------------------- --------------  --------------  -----------
                                               COMMON STOCKS - 95.2%**
                                               CONSUMER DISCRETIONARY - 8.1%
    387,100              -          387,100    AOL Time Warner*                              $ 12,813      $       -     $ 12,813
    273,000              -          273,000    Federated Department Stores*                     7,699              -        7,699
    469,791              -          469,791    Ford Motor                                       8,151              -        8,151
    116,400              -          116,400    Gannett                                          6,997              -        6,997
    317,400              -          317,400    Gap                                              3,793              -        3,793
    203,900         65,000          268,900    General Motors                                   8,747          2,789       11,536
          -         50,000           50,000    Johnson Controls                                     -          3,262        3,262
    578,100              -          578,100    Liberty Media, Cl A                              7,342              -        7,342
    275,200              -          275,200    Lowe's*                                          8,710              -        8,710
    529,800              -          529,800    McDonald's                                      14,379              -       14,379
    231,400              -          231,400    McGraw Hill                                     13,467              -       13,467
    261,100              -          261,100    Target                                           8,290              -        8,290
    632,800              -          632,800    Walt Disney                                     11,783              -       11,783
          -        100,000          100,000    Whirlpool                                            -          5,535        5,535
                                                                                          ----------------------------------------
                                                                                              112,171         11,586      123,757
                                                                                          ----------------------------------------

                                               CONSUMER STAPLES - 7.6%
    341,500              -          341,500    Albertson's                                     10,887              -       10,887
    275,000              -          275,000    Coca-Cola                                       12,884              -       12,884
    397,900              -          397,900    ConAgra Foods                                    8,933              -        8,933
    307,600              -          307,600    Kimberly-Clark                                  19,071              -       19,071
    308,900              -          308,900    Kraft Foods*                                    10,617              -       10,617
    165,200        260,000          425,200    Procter & Gamble                                12,025         18,925       30,950
          -        350,000                -    Philip Morris                                        -         16,901       16,901
          -        230,000                -    Gillette                                             -          6,854        6,854
                                                                                          ----------------------------------------
                                                                                               74,417         42,680      117,097
                                                                                          ----------------------------------------

                                               ENERGY - 10.1%
    106,800              -          106,800    Anadarko Petroleum                               5,135              -        5,135
          -        114,800          114,800    BP PLC                                               -          5,645        5,645
    970,400        390,764        1,361,164    Exxon Mobil                                     38,234         15,396       53,630
    430,400              -          430,400    Halliburton                                      9,705                       9,705
    239,900              -          239,900    Phillips Petroleum                              12,940              -       12,940
    440,300        156,000          596,300    Royal Dutch Petroleum, ADR                      22,125          7,839       29,964
    262,500              -          262,500    Schlumberger                                    11,996              -       11,996
    248,300              -          248,300    Transocean Sedco Forex*                          6,555              -        6,555
          -        300,000          300,000    Texaco                                               -         19,500       19,500
                                                                                          ----------------------------------------
                                                                                              106,690         48,380      155,070
                                                                                          ----------------------------------------

                                               FINANCIALS - 25.7%
    482,800              -          482,800    Allstate                                        18,033              -       18,033
    407,800        225,000          632,800    American Express                                11,851          6,539       18,390
    451,800              -          451,800    American International Group                    35,240                      35,240
          -        243,230          243,230    AmSouth Bancorp                                      -          4,395        4,395
    375,300         70,000          445,300    Bank of America                                 21,917          4,088       26,005
          -        300,000          300,000    Bank of New York                                     -         10,500       10,500
    350,600              -          350,600    Bank One                                        11,033              -       11,033
    387,400              -          387,400    Charles Schwab                                   4,455              -        4,455
          -        170,000          170,000    Cincinnati Financial                                 -          7,075        7,075
    917,302        430,000        1,347,302    Citigroup                                       37,151         17,415       54,566
    400,100              -          400,100    Equity Office Properties                        12,803              -       12,803
    248,200              -          248,200    Fannie Mae                                      19,871              -       19,871
          -        202,125          202,125    First Financial Bancorp                              -          3,135        3,135
          -        165,000          165,000    First Tennessee National                             -          6,105        6,105
    642,301              -          642,301    Fleet Boston Financial                          23,605              -       23,605
    178,500              -          178,500    Hartford Financial Services Group               10,485              -       10,485
    547,100              -          547,100    JP Morgan Chase & Company                       18,683              -       18,683
          -        300,000          300,000    KeyCorp                                              -          7,242        7,242
    310,500        200,000          510,500    Mellon Financial                                10,038          6,466       16,504
    312,300              -          312,300    Morgan Stanley Dean Witter                      14,475              -       14,475
          -        115,000          115,000    National City                                        -          3,444        3,444
          -        160,000          160,000    North Fork Bancorp                                   -          4,758        4,758
          -        100,000          100,000    PNC Financial Services                               -          5,725        5,725
          -        100,000          100,000    TCF Financial                                        -          4,606        4,606
          -        250,000          250,000    Union Planters                                       -         10,725       10,725
    315,600              -          315,600    Wachovia                                         9,784              -        9,784
    335,000              -          335,000    Washington Mutual                               12,891              -       12,891
    362,500        100,000          462,500    Wells Fargo                                     16,113          4,445       20,558
                                                                                          ----------------------------------------
                                                                                              288,428        106,663      395,091
                                                                                          ----------------------------------------

                                               HEALTH CARE - 6.0%
    488,700        115,000          603,700    Bristol-Myers Squibb                            27,152          6,389       33,541
    210,100              -          210,100    Guidant*                                         8,089              -        8,089
     93,700        170,000          263,700    Merck                                            6,240         11,322       17,562
    329,291              -          329,291    Pharmacia                                       13,356              -       13,356
          -        200,000          200,000    American Home Products                               -         11,650       11,650
          -         11,500           11,500    Zimmer Holdings                                      -            319          319
          -        135,000          135,000    GlaxoSmithKline ADR                                  -          7,576        7,576
                                                                                          ----------------------------------------
                                                                                               54,837         37,256       92,093
                                                                                          ----------------------------------------

                                               INDUSTRIALS - 8.4%
    124,200              -          124,200    Caterpillar                                      5,564              -        5,564
    224,800              -          224,800    Delta Airlines                                   5,923              -        5,923

FIRST AMERICAN LARGE CAP VALUE FUND
PRO FORMA SCHEDULE OF INVESTMENTS IN SECURITIES
SEPTEMBER 30, 2001
(DOLLAR AMOUNTS IN THOUSANDS)
(UNAUDITED)

(PERCENTAGES OF EACH INVESTMENT CATEGORY RELATE TO TOTAL NET ASSETS)

                                                                                                                         Pro Forma
                                  Pro Forma                                                                              Combined
                                  Combined                                                                                First
First American  First American  First American                                          First American  First American   American
  Large Cap        Relative       Large Cap                                                Large Cap       Relative      Large Cap
  Value Fund      Value Fund     Value Fund                                               Value Fund      Value Fund    Value Fund
   Shares           Shares        Shares(2)    Description                                 at Value        at Value     at Value(2)
--------------  --------------  -------------- ---------------------------------------- --------------  --------------  -----------
     96,600              -           96,600    Emerson Electric                                 4,546              -        4,546
    141,500              -          141,500    First Data                                       8,244              -        8,244
    164,900              -          164,900    General Dynamics                                14,564              -       14,564
    402,800              -          402,800    Masco                                            8,233              -        8,233
    203,900              -          203,900    Minnesota Mining & Manufacturing                20,064              -       20,064
    285,800              -          285,800    Tyco International                              13,004              -       13,004
    258,900              -          258,900    Union Pacific                                   12,142              -       12,142
    286,500              -          286,500    United Technologies                             13,322              -       13,322
          -        450,000          450,000    General Electric                                     -         16,740       16,740
          -        240,625          240,625    Honeywell Int'l                                      -          6,353        6,353
                                                                                          ----------------------------------------
                                                                                              105,606         23,093      128,699
                                                                                          ----------------------------------------

                                               INFORMATION TECHNOLOGY - 10.2%
    432,200              -          432,200    Accenture                                        5,511              -        5,511
    898,200              -          898,200    ADC Telecommunications*                          3,135              -        3,135
    509,300              -          509,300    Advanced Micro Devices*                          4,151              -        4,151
    632,200              -          632,200    Cisco Systems*                                   7,700              -        7,700
    437,500              -          437,500    Compaq Computers                                 3,636              -        3,636
    271,200              -          271,200    Computer Associates International                6,981              -        6,981
    443,000              -          443,000    Dell Computer*                                   8,209              -        8,209
    201,700              -          201,700    Electronic Data Systems                         11,614              -       11,614
    513,700              -          513,700    Hewlett-Packard                                  8,271              -        8,271
    312,900        800,000        1,112,900    Intel                                            6,396         16,352       22,748
    110,056        300,000          410,056    IBM                                             10,158         27,690       37,848
    152,700              -          152,700    Micron Technology*                               2,875              -        2,875
    216,700        170,000          386,700    Microsoft*                                      11,089          8,699       19,788
    670,500              -          670,500    Motorola                                        10,460              -       10,460
    732,400              -          732,400    Nortel Networks                                  4,109              -        4,109
                                                                                          ----------------------------------------
                                                                                              104,295         52,741      157,036
                                                                                          ----------------------------------------
                                               MATERIALS - 4.9%
    738,200              -          738,200    Alcoa                                           22,892              -       22,892
    637,000        135,000          772,000    Dow Chemical                                    20,868          4,423       25,291
    383,800        100,000          483,800    International Paper                             13,356          3,480       16,836
    170,000              -          170,000    Praxair                                          7,140              -        7,140
          -        250,000          250,000    AK Steel Holdings                                    -          2,113        2,113
                                                                                          ----------------------------------------
                                                                                               64,256         10,016       74,272
                                                                                          ----------------------------------------

                                               TELECOMMUNICATION SERVICES - 8.8%
    611,100        350,000          961,100    AT&T                                            11,794          6,755       18,549
    467,000              -          467,000    Bell South                                      19,404              -       19,404
    570,026              -          570,026    SBC Communications                              26,860              -       26,860
    398,212        185,440          583,652    Verizon Communications                          21,547         10,034       31,581
  1,468,100              -        1,468,100    WorldCom*                                       22,080              -       22,080
          -        800,000          800,000    Broadwing                                            -         12,864       12,864
          -        195,000          195,000    Vodafone Group, ADR                                  -          4,282        4,282
                                                                                          ----------------------------------------
                                                                                              101,685         33,935      135,620
                                                                                          ----------------------------------------

                                               UTILITIES - 5.4%
    412,000        200,000          612,000    Duke Power                                      15,594          7,570       23,164
    180,200              -          180,200    El Paso                                          7,487              -        7,487
    155,500              -          155,500    FPL Group                                        8,327              -        8,327
    190,100              -          190,100    Public Service Enterprises                       8,089              -        8,089
    232,600        190,000          422,600    TXU                                             10,774          8,801       19,575
    331,600              -          331,600    Xcel Energy                                      9,335              -        9,335
          -        250,000          250,000    Cinergy                                              -          7,718        7,718
                                                                                          ----------------------------------------
                                                                                               59,606         24,089       83,695
                                                                                          ----------------------------------------
                                               TOTAL COMMON STOCKS                          1,071,991        390,439    1,462,430
                                                                                          ----------------------------------------
                                                                                                                                -
                                               RELATED PARTY MONEY MARKET FUND - 4.6%                                           -
 46,742,466     24,547,061       71,289,527    First American Prime Obligations Fund (1)       46,742         24,547       71,289
                                                                                          ----------------------------------------
                                               TOTAL RELATED PARTY MONEY MARKET FUND           46,742         24,547       71,289
                                                                                          ----------------------------------------

                                               TOTAL INVESTMENTS - 99.8%                                                        -
                                                                                          ----------------------------------------
                                               (Cost $1,206,095, $261,524 and $1,467,619,  $1,118,733      $ 414,986  $ 1,533,719
                                                respectively)                             ========================================


         ADR  American Depositary Receipt
         Cl Class

         *   Non-income producing security

         ** Holdings listed are as of September 30, 2001. Changes may have occurred in the security positions of each fund subsequent to September 30, 2001 as a result of normal trading practices or portfolio management style. No holdings of First American Relative Value Fund are expected to require liquidation in the merged environment solely due to prospectus limitations.

         (1) This money market fund is advised by U.S.Bancorp Asset Management, Inc., who also serves as advisor for this fund.
         (2) The First American Large Cap Value Fund will be the accounting survivor.

            See Accompanying Notes to Pro Forma Financial Statements

FIRST AMERICAN EQUITY INCOME FUND
PRO FORMA SCHEDULE OF INVESTMENTS IN SECURITIES
SEPTEMBER 30, 2001
(DOLLAR AMOUNTS IN THOUSANDS)
(UNAUDITED)

(PERCENTAGES OF EACH INVESTMENT CATEGORY RELATE TO TOTAL NET ASSETS)

                                                                                                                         Pro Forma
                                  Pro Forma                                                                              Combined
                                   Combined                                                                                First
First American  First American  First American                                          First American  First American   American
   Growth &         Equity          Equity                                                 Growth &         Equity         Equity
 Income Fund     Income Fund     Income Fund                                             Income Fund     Income Fund    Income Fund
  Par/Shares     Par/Shares     Par/Shares(2)  Description                                 at Value        at Value     at Value(2)
--------------  --------------  -------------- ---------------------------------------- --------------  --------------  -----------
                                               COMMON STOCKS - 97.7%**
                                               CONSUMER DISCRETIONARY - 8.9%
   502,100               -          502,100    AOL Time Warner*                            $  16,620       $       -    $    16,620
    41,300               -           41,300    Best Buy*                                       1,877               -          1,877
    57,600               -           57,600    Clear Channel Communications*                   2,290               -          2,290
   146,900               -          146,900    Comcast, Cl A*                                  5,269               -          5,269
   144,600               -          144,600    Costco Wholesale*                               5,142               -          5,142
   172,400         127,616          300,016    Ford Motor                                      2,991           2,214          5,205
   151,600               -          151,600    Home Depot                                      5,817               -          5,817
    14,400               -           14,400    Kohl's *                                          691               -            691
   138,200          81,400          219,600    McGraw-Hill                                     8,043           4,737         12,780
   175,200               -          175,200    Target                                          5,563               -          5,563
   186,600               -          186,600    Toys "R" Us*                                    3,215               -          3,215
   194,111               -          194,111    Viacom, Cl B                                    6,697               -          6,697
   163,900               -          163,900    Wal-Mart Stores                                 8,113               -          8,113
   157,600               -          157,600    Walt Disney                                     2,934               -          2,934
         -         129,700          129,700    Maytag                                              -           3,195          3,195
         -          35,400           35,400    Omnicom Group                                       -           2,297          2,297
         -          35,000           35,000    Sherwin Williams                                    -             778            778
         -          23,700           23,700    Tribune Company                                     -           2,138          2,138
                                                                                         -------------------------------------------
                                                                                              75,262          15,359         90,621
                                                                                         -------------------------------------------

                                               CONSUMER STAPLES - 9.0%
    95,800         109,100          204,900    Anheuser-Busch                                  4,012           4,569          8,581
         -          70,400           70,400    Avon                                                -           3,256          3,256
    40,300               -           40,300    Coca-Cola                                       1,888               -          1,888
         -          48,700           48,700    Colgate Palmolive                                   -           2,837          2,837
    89,100               -           89,100    CVS                                             2,958               -          2,958
    32,500               -           32,500    General Mills                                   1,479               -          1,479
         -          22,500           22,500    Gillette                                            -             671            671
         -          30,000           30,000    HJ Heinz                                            -           1,265          1,265
    60,325          30,000           90,325    Kimberly-Clark                                  3,740           4,098          7,838
    98,900          41,160          140,060    Kraft Foods*                                    3,399           1,415          4,814
   269,960         118,900          388,860    PepsiCo                                        13,093           5,767         18,860
   122,300               -          122,300    Philip Morris                                   5,906               -          5,906
         -          30,000           30,000    Ralston-Ralston Purina                              -             984            984
   305,325               -          305,325    Safeway*                                       12,128               -         12,128
         -         193,200          193,200    Sara-Lee                                            -           4,115          4,115
   312,340          30,000          342,340    Sysco                                           7,977             766          8,743
   172,600               -          172,600    Walgreen                                        5,943               -          5,943
                                                                                         -------------------------------------------
                                                                                              62,523          29,743         92,266
                                                                                         -------------------------------------------

                                               ENERGY - 9.3%
    36,800               -           36,800    Anadarko Petroleum                              1,769               -          1,769
    96,700               -           96,700    Apache                                          4,158               -          4,158
         -          93,096                     BP                                                  -           4,578          4,578
    18,900          38,820           57,720    Chevron                                         1,602           3,290          4,892
   650,938         242,648          893,586    Exxon Mobil                                    25,647           9,560         35,207
         -          10,000           10,000    Murphy Oil                                          -             724            724
   122,300               -          122,300    Nabors Industries*                              2,565               -          2,565
   102,800          27,000          129,800    Phillips Petroleum                              5,545           1,456          7,001
         -          10,000                -    Precision Drilling                                  -             211            211
         -         179,200                -    Royal Dutch Petroleum, ADR                          -           9,005          9,005
   125,500               -          125,500    Schlumberger                                    5,735               -          5,735
   110,800               -          110,800    Texaco                                          7,202               -          7,202
   389,200          48,000          437,200    USX-Marathon                                   10,411           1,284         11,695
                                                                                         -------------------------------------------
                                                                                              64,634          30,108         94,742
                                                                                         -------------------------------------------

                                               FINANCIALS - 24.4%
    72,800               -           72,800    AFLAC                                           1,966               -          1,966
    54,300               -           54,300    Alliance Capital Management Holding             2,482               -          2,482
   183,400               -          183,400    AMB Property                                    4,493               -          4,493
   174,600               -          174,600    Ambac                                           9,552               -          9,552
   106,200         109,000          215,200    American Express                                3,086           3,168          6,254
   244,950               -          244,950    American International Group                   19,106               -         19,106
         -         151,600          151,600    Archstone Communities                               -           3,957          3,957
    67,600          75,824          143,424    Bank of America                                 3,948           4,428          8,376
   170,600         106,500          277,100    Bank of New York                                5,971           3,728          9,699
    48,300               -           48,300    BB&T                                            1,761               -          1,761
    33,000               -           33,000    Capital One Financial                           1,519               -          1,519
   118,600               -          118,600    Chubb                                           8,469               -          8,469
   465,566         182,786          648,352    Citigroup                                      18,855           7,403         26,258
         -          56,200           56,200    Comerica                                            -           3,113          3,113
         -         101,700          101,700    Crescent Real Estate                                -           2,181          2,181
         -         195,172          195,172    Duke Realty                                         -           4,624          4,624
         -          26,600           26,600    Equity Residential Property Trust                   -           1,553          1,553
    29,600          56,600           86,200    Fannie Mae                                      2,370           4,531          6,901
   177,600               -          177,600    Federal Home Loan Mortgage                     11,544               -         11,544
    39,200               -           39,200    Fifth Third Bancorp                             2,410               -          2,410
         -          10,000           10,000    Hartford Financial                                  -             587            587
         -         115,700          115,700    Healthcare Realty Trust                             -           2,950          2,950
         -          71,397           71,397    Household Int'l                                     -           4,025          4,025
         -         116,900          116,900    John Hancock Financial                              -           4,670          4,670
   175,500         112,100          287,600    JP Morgan Chase & Company                       5,993           3,828          9,821
         -          31,600           31,600    Kimco Realty                                        -           1,534          1,534
    92,300               -           92,300    Legg Mason                                      3,670               -          3,670
         -         122,550          122,550    Manufactured Home Communities                       -           3,728          3,728
   119,800               -          119,800    Marsh & McLennan                               11,585               -         11,585
         -          46,000           46,000    MBNA                                                -           1,393          1,393
   192,500         160,200          352,700    Mellon Financial                                6,224           5,179         11,403
   206,400               -          206,400    Merrill Lynch                                   8,380               -          8,380
    81,095               -           81,095    MGIC Investment                                 5,299               -          5,299
    68,800               -           68,800    Morgan Stanley Dean Witter                      3,189               -          3,189
         -          47,000           47,000    National City                                       -           1,408          1,408
    66,050               -           66,050    Northern Trust                                  3,466               -          3,466
         -          22,000           22,000    PNC Financial Services Group                        -           1,259          1,259
         -          48,000           48,000    Prentiss Properties Trust                           -           1,320          1,320

FIRST AMERICAN EQUITY INCOME FUND
PRO FORMA SCHEDULE OF INVESTMENTS IN SECURITIES
SEPTEMBER 30, 2001
(DOLLAR AMOUNTS IN THOUSANDS)
(UNAUDITED)

(PERCENTAGES OF EACH INVESTMENT CATEGORY RELATE TO TOTAL NET ASSETS)

                                                                                                                         Pro Forma
                                  Pro Forma                                                                              Combined
                                   Combined                                                                                First
First American  First American  First American                                          First American  First American   American
   Growth &         Equity          Equity                                                 Growth &         Equity         Equity
 Income Fund     Income Fund     Income Fund                                             Income Fund     Income Fund    Income Fund
  Par/Shares     Par/Shares     Par/Shares(2)  Description                                 at Value        at Value     at Value(2)
--------------  --------------  -------------- ---------------------------------------- --------------  --------------  -----------
         -         137,200          137,200    Simon Property Group                                -           3,692          3,692
    74,700               -           74,700    SouthTrust                                      1,902               -          1,902
         -          82,610           82,610    St. Paul Companies                                  -           3,405          3,405
         -          34,000           34,000    Union Planters                                      -           1,458          1,458
    47,500               -           47,500    Washington Mutual                               1,828               -          1,828
   272,300               -          272,300    Wells Fargo                                    12,104               -         12,104
         -          53,782           53,782    XL Capital Limited, Cl A                            -           4,249          4,249
         -          68,600           68,600    Zions Bancorporation                                -           3,681          3,681
                                                                                         -------------------------------------------
                                                                                             161,172          87,052        248,224
                                                                                         -------------------------------------------

                                               HEALTH CARE - 11.1%
         -          36,000           36,000    Abbot Lab                                           -           1,867          1,867
   152,800         110,900          263,700    American Home Products                          8,901           6,460         15,361
    33,600               -           33,600    Amgen*                                          1,975               -          1,975
   132,800         137,000          269,800    Baxter International                            7,311           7,542         14,853
   170,832          62,700          233,532    Bristol-Myers Squibb                            9,491           3,484         12,975
    79,900               -           79,900    Eli Lilly                                       6,448               -          6,448
    24,900               -           24,900    Genentech*                                      1,096               -          1,096
   149,200               -          149,200    HCA - The Healthcare Company                    6,611               -          6,611
   114,600         105,600          220,200    Johnson & Johnson                               6,349           5,850         12,199
    42,800               -           42,800    Medtronic                                       1,862               -          1,862
   137,400          32,200          169,600    Merck & Company                                 9,151           2,145         11,296
   271,800          84,300          356,100    Pfizer                                         10,899           3,380         14,279
         -          26,000           26,000    Pharmacia                                           -           1,055          1,055
         -       1,597,000        1,597,000    Protein Design Labs*                                -           1,489          1,489
         -          54,200           54,200    Schering Plough                                     -           2,011          2,011
    58,200               -           58,200    Wellpoint Health Networks*                      6,353               -          6,353
    17,083           6,270           23,353    Zimmer Holdings*                                  474             174            648
                                                                                         -------------------------------------------
                                                                                              76,921          35,457        112,378
                                                                                         -------------------------------------------

                                               INDUSTRIALS - 10.2%
   150,700               -          150,700    Automatic Data Processing                       7,089               -          7,089
    34,804               -           34,804    Avery Dennison                                  1,647               -          1,647
    27,800               -           27,800    Boeing                                            931               -            931
         -          42,750           42,750    Caterpillar                                         -           1,915          1,915
         -          77,400           77,400    Deere                                               -           2,911          2,911
   257,800         169,900          427,700    Ecolab                                          9,366           6,172         15,538
         -          26,000           26,000    First Data                                          -           1,515          1,515
   127,200               -          127,200    General Dynamics                               11,234               -         11,234
   376,900         119,400          496,300    General Electric                               14,021           4,442         18,463
    92,100         152,200          244,300    Honeywell International                         2,431           4,032          6,463
         -         176,500          176,500    Knightsbridge Tanker                                -           3,091          3,091
         -          53,000           53,000    Minnesota Mining & Manufacturing                    -           5,215          5,215
         -          73,900           73,900    Parker Hannifin                                     -           2,535          2,535
   316,700               -          316,700    Tyco International                             14,410               -         14,410
    49,950          76,700          126,650    United Parcel Service, Cl B                     2,596           3,978          6,574
         -          48,700           48,700    United Technologies                                 -           2,264          2,264
    58,700               -           58,700    Waste Management                                1,570               -          1,570
                                                                                         -------------------------------------------
                                                                                              65,295          38,070        103,365
                                                                                         -------------------------------------------

                                               INFORMATION TECHNOLOGY - 9.3%
    34,500               -           34,500    Adobe Systems                                     827               -            827
    29,300               -           29,300    Analog Devices*                                   958               -            958
   119,200               -          119,200    Applied Materials*                              3,390               -          3,390
   202,600               -          202,600    Cisco Systems*                                  2,468               -          2,468
    32,200               -           32,200    Corning                                           284               -            284
   319,700               -          319,700    Dell Computer*                                  5,924               -          5,924
    83,800          85,700          169,500    Electronic Data Systems                         4,274           4,935          9,209
   103,900               -          103,900    Flextronics International*                      1,719               -          1,719
   364,600               -          364,600    Intel                                           7,452               -          7,452
    92,500          55,730          148,230    IBM                                             8,538           5,144         13,682
    83,100               -           83,100    Lexmark International Group, Cl A*              3,715               -          3,715
   139,100               -          139,100    Micron Technology*                              2,619               -          2,619
   203,500               -          203,500    Microsoft*                                     10,413               -         10,413
    63,300               -           63,300    Millipore                                       3,351               -          3,351
   276,900               -          276,900    Motorola                                        4,320               -          4,320
   101,500               -          101,500    Network Appliance*                                690               -            690
    57,600               -           57,600    Nortel Networks                                   323               -            323
    17,800               -           17,800    Novellus Systems*                                 508               -            508
   177,000               -          177,000    Oracle Systems*                                 2,227               -          2,227
    19,100               -           19,100    Siebel Systems*                                   248               -            248
   108,150               -          108,150    Sun Microsystems*                                 894               -            894
   319,000               -          319,000    SunGard Data Systems*                           7,455               -          7,455
   290,900               -          290,900    Texas Instruments                               7,266               -          7,266
    39,600               -           39,600    Xilinx*                                           932               -            932
         -          16,000           16,000    Alcatel                                             -             186            186
         -         188,300          188,300    Hewlett-Packard                                     -           2,995          2,995
                                                                                         -------------------------------------------
                                                                                              80,795          13,260         94,055
                                                                                         -------------------------------------------

FIRST AMERICAN EQUITY INCOME FUND
PRO FORMA SCHEDULE OF INVESTMENTS IN SECURITIES
SEPTEMBER 30, 2001
(DOLLAR AMOUNTS IN THOUSANDS)
(UNAUDITED)

(PERCENTAGES OF EACH INVESTMENT CATEGORY RELATE TO TOTAL NET ASSETS)

                                                                                                                         Pro Forma
                                  Pro Forma                                                                              Combined
                                   Combined                                                                                First
First American  First American  First American                                          First American  First American   American
   Growth &         Equity          Equity                                                 Growth &         Equity         Equity
 Income Fund     Income Fund     Income Fund                                             Income Fund     Income Fund    Income Fund
  Par/Shares     Par/Shares     Par/Shares(2)  Description                                 at Value        at Value     at Value(2)
--------------  --------------  -------------- ---------------------------------------- --------------  --------------  -----------
                                               MATERIALS - 2.7%
   105,400               -          105,400    Alcoa                                           3,268               -          3,268
   189,100               -          189,100    Pharmacia                                       7,205               -          7,205
   202,900               -          202,900    Praxair                                         8,522               -          8,522
         -          62,400           62,400    Dow Chemical                                        -           2,044          2,044
         -          66,000           66,000    DuPont De Nemours & Co                              -           2,476          2,476
         -         135,150          135,150    Lyondell Chemical                                   -           1,547          1,547
         -          62,800           62,800    Weyerhaeuser                                        -           3,059          3,059
                                                                                         -------------------------------------------
                                                                                              18,995           9,126         28,121
                                                                                         -------------------------------------------

                                               TELECOMMUNICATION SERVICES - 7.3%
    91,400               -           91,400    ALLTELL                                         5,297               -          5,297
    83,000               -           83,000    Bell South                                      3,449               -          3,449
   196,000          92,400          288,400    Qwest Communications*                           3,273           1,532          4,805
   228,900         173,900          402,800    SBC Communications                             10,786           8,194         18,980
   185,000         101,300          286,300    Sprint                                          4,442           2,432          6,874
   138,400               -          138,400    Sprint (PCS Group)*                             3,638               -          3,638
   342,500         168,680          511,180    Verizon Communications                         18,532           9,127         27,659
         -       4,850,000        4,850,000    Nextel Communications                               -           3,019          3,019
                                                                                         -------------------------------------------
                                                                                              49,417          24,304         73,721
                                                                                         -------------------------------------------

                                               UTILITIES - 5.5%
   100,200          10,900          111,100    Constellation Energy                            2,425             264          2,689
   322,800          48,000          370,800    Duke Power                                     12,218           1,817         14,035
   177,900               -          177,900    Dynegy                                          6,164               -          6,164
   213,300               -          213,300    Enron                                           5,808               -          5,808
   157,000               -          157,000    Exelon                                          7,002               -          7,002
    49,300         119,100          168,400    Reliant Resources*                                799           3,135          3,934
   114,625               -          114,625    Williams                                        3,129               -          3,129
         -          30,000           30,000    Cinergy                                             -             926            926
         -          90,000           90,000    Consolidation Edison                                -           3,665          3,665
         -          10,698           10,698    El Paso                                             -             445            445
         -          52,000           52,000    National Fuel Gas                                   -           1,198          1,198
         -         239,800          239,800    Xcel Energy                                         -           6,750          6,750
                                                                                         -------------------------------------------
                                                                                              37,545          18,200         55,745
                                                                                         -------------------------------------------
                                               TOTAL COMMON STOCKS                           692,559         300,679        993,238
                                                                                         -------------------------------------------

                                               CONVERTIBLE PREFERRED STOCK - 0.4%
   141,400               -          141,400    Enron                                           3,754               -          3,754
                                                                                         -------------------------------------------
                                               TOTAL CONVERTIBLE PREFERRED STOCK               3,754               -          3,754
                                                                                         -------------------------------------------

                                               CONVERTIBLE CORPORATE BONDS - 0.2%
                                               Ciena
   $ 1,190     $         -      $     1,190    3.750%, 02/01/080                                 707               -            707
                                               Corning                                                                            -
   $ 2,872     $         -      $     2,872    0.000%, 11/08/15*                               1,591               -          1,591
                                                                                         -------------------------------------------
                                               TOTAL CONVERTIBLE CORPORATE BONDS               2,298               -          2,298
                                                                                         -------------------------------------------

                                               RELATED PARTY MONEY MARKET FUND - 3.1%
13,858,802      17,605,502       31,464,304    First American Prime Obligations Fund (1)      13,859          17,606         31,465
                                                                                         -------------------------------------------
                                               TOTAL RELATED PARTY MONEY MARKET FUND          13,859          17,606         31,465
                                                                                         -------------------------------------------

                                               TOTAL INVESTMENTS - 101.4%                  $ 712,470       $ 318,285    $ 1,030,755
                                                                                         ===========================================
                                               (Cost $690,577, $233,537 and $924,114,
                                                respectively)


         ADR  American Depositary Receipt
         Cl Class

         *   Non-income producing security

         ** Holdings listed are as of September 30, 2001. Changes may have occurred in the security positions of each fund subsequent to September 30, 2001 as a result of normal trading practices or portfolio management style. No holdings of First American Growth & Income Fund are expected to require liquidation in the merged environment solely due to prospectus limitations.

         (1) This money market fund is advised by U.S. Bancorp Asset Management, Inc., who also serves as advisor for this fund.

         (2) The First American Equity Income Fund will be the accounting survivor.

            See Accompanying Notes to Pro Forma Financial Statements

FIRST AMERICAN TECHNOLOGY FUND
PRO FORMA SCHEDULE OF INVESTMENTS IN SECURITIES
SEPTEMBER 30, 2001
(DOLLAR AMOUNTS IN THOUSANDS)
(UNAUDITED)

(PERCENTAGES OF EACH INVESTMENT CATEGORY RELATE TO TOTAL NET ASSETS)

                                                                                                                         Pro Forma
                                  Pro Forma                                                                              Combined
                First American    Combined                                                              First American    First
                   Science &   First American                                                             Science &      American
First American   Technology      Technology                                             First American    Technology    Technology
Technology Fund     Fund            Fund                                               Technology Fund       Fund          Fund
    Shares         Shares        Shares(2)    Description                                  at Value        at Value     at Value(2)
--------------- -------------- -------------- ---------------------------------------- ---------------  --------------  -----------
                                              COMMON STOCKS - 97.2%**
                                              CONSUMER DURABLES & APPAREL - 1.4%
     64,000              -           64,000   Sony, ADR                                    $   2,125      $      -       $   2,125
                                                                                        -------------------------------------------

                                              MEDIA - 3.9%
    173,000              -          173,000   AOL Time Warner*                                 5,726             -           5,726
                                                                                        -------------------------------------------

                                              RETAILING - 1.0%
     32,650              -           32,650   eBay*                                            1,494             -           1,494
                                                                                        -------------------------------------------

                                              HEALTH CARE EQUIPMENT & SERVICES - 0.3%
          -          9,000            9,000   Medtronic                                            -           392             392
                                                                                        -------------------------------------------

                                              PHARMACEUTICALS & BIOTECHNOLOGY - 3.5%
          -          6,200            6,200   Abgenix*                                             -           141             141
          -         11,900           11,900   Amgen*                                               -           699             699
          -          2,900            2,900   Andrx*                                               -           188             188
          -          6,200            6,200   Bristol-Myers Squibb                                 -           345             345
          -          5,800            5,800   Eli Lilly                                            -           468             468
          -         10,400           10,400   Genetech*                                            -           458             458
          -          6,800            6,800   Genzyme*                                             -           309             309
          -          7,900            7,900   IDEC Pharmaceuticals*                                -           392             392
          -         10,600           10,600   Ivax*                                                -           235             235
          -          4,600            4,600   King Pharmaceuticals*                                -           193             193
          -          7,000            7,000   MedImmune*                                           -           249             249
          -          3,900            3,900   Merck                                                -           260             260
          -         10,000           10,000   Millennium Pharmaceuticals*                          -           178             178
          -          9,800            9,800   Pfizer                                               -           393             393
          -         10,900           10,900   Pharmacia                                            -           442             442
          -         24,200           24,200   Praecis Pharmaceuticals*                             -            90              90
          -          2,800            2,800   Protein Design Labs*                                 -           132             132
                                                                                        -------------------------------------------
                                                                                                   -         5,172           5,172
                                                                                        -------------------------------------------

                                              CAPITAL GOODS - 0.4%
          -          7,000            7,000   General Dynamics                                     -           618             618
                                                                                        -------------------------------------------
                                                                                                                                 -
                                              TECHNOLOGY HARDWARE & EQUIPMENT 52.9%                                              -
     50,200              -           50,200   Advanced Fibre Communications*                     733             -             733
    506,900              -          506,900   Agere Systems*                                   2,094             -           2,094
     50,250         38,300           88,550   Alpha Industries*                                  973           742           1,715
          -         26,800           26,800   Analog Devices*                                      -           876             876
    146,250         61,000          207,250   Applied Micro Circuits*                          1,022           426           1,448
          -         65,000           65,000   AXT*                                                 -           689             689
     61,050         12,500           73,550   Broadcom*                                        1,239           254           1,493
    205,150         36,900          242,050   Brocade Communications Systems*                  2,878           518           3,396
     46,200              -           46,200   Celestica*                                       1,261             -           1,261
     76,100              -           76,100   Centillium Communications*                         461             -             461
     86,200              -           86,200   Ciena*                                             887             -             887
    380,750         95,600          476,350   Cisco Systems*                                   4,638         1,164           5,802
          -          8,700            8,700   Comverse Technology*                                 -           178             178
          -         26,400           26,400   Corning                                              -           233             233
          -          9,900            9,900   Cree*                                                -           146             146
          -         11,300           11,300   Cypress Semi-Conductor*                              -           168             168
     81,300         40,200          121,500   Dell Computer*                                   1,507           745           2,252
          -         30,100           30,100   EMC*                                                 -           354             354
     58,450         73,300          131,750   Emcore*                                            500           627           1,127
          -         24,000           24,000   Emulex*                                              -           228             228
    557,900              -          557,900   Ericsson, ADR                                    1,947             -           1,947
     77,750              -           77,750   Exfo Electro-Optical Engineering*                  700             -             700
     31,500              -           31,500   Genesis Microchip*                                 886             -             886
          -          8,200            8,200   IBM                                                  -           757             757
     40,000              -           40,000   Integrated Circuit System*                         511             -             511
          -         15,600           15,600   Integrated Device Technologies*                      -           314             314
     50,900         49,300          100,200   Intel                                            1,040         1,008           2,048
     67,720              -           67,720   Intergraph*                                        606             -             606
          -         42,800           42,800   JDS Uniphase*                                        -           271             271
     45,900         28,800           74,700   Juniper Networks*                                  445           279             724
          -         12,000           12,000   KLA-Tencor*                                          -           379             379
    132,500              -          132,500   Lantronix*                                         808             -             808
     19,050              -           19,050   Linear Technology                                  625             -             625
    107,600              -          107,600   McDATA*                                            903             -             903
     71,450         41,700          113,150   Micron Technology*                               1,345           785           2,130
    312,850              -          312,850   Motorola                                         4,880             -           4,880
    179,450              -          179,450   Multilink Technology*                              928             -             928
    123,000              -          123,000   Mykrolis*                                        1,103             -           1,103
     37,700              -           37,700   National Semiconductor*                            831             -             831
          -         41,000           41,000   Network Appliance*                                   -           279             279

FIRST AMERICAN TECHNOLOGY FUND
PRO FORMA SCHEDULE OF INVESTMENTS IN SECURITIES
SEPTEMBER 30, 2001
(DOLLAR AMOUNTS IN THOUSANDS)
(UNAUDITED)

(PERCENTAGES OF EACH INVESTMENT CATEGORY RELATE TO TOTAL NET ASSETS)

                                                                                                                         Pro Forma
                                  Pro Forma                                                                              Combined
                First American    Combined                                                              First American    First
                   Science &   First American                                                             Science &      American
First American   Technology      Technology                                             First American    Technology    Technology
Technology Fund     Fund            Fund                                               Technology Fund       Fund          Fund
    Shares         Shares        Shares(2)    Description                                  at Value        at Value     at Value(2)
--------------- -------------- -------------- ---------------------------------------- ---------------  --------------  -----------
    137,700         18,000          155,700   Nokia, ADR, Cl A                                 2,155           282           2,437
    801,550         40,700          842,250   Nortel Networks                                  4,497           228           4,725
          -         20,900           20,900   Novellus Systems*                                    -           597             597
     94,300              -           94,300   O2Micro International*                           1,240             -           1,240
          -         31,500           31,500   ONI Systems*                                         -           127             127
    213,727              -          213,727   Palm*                                              312             -             312
     61,500              -           61,500   PMC-Sierra*                                        632             -             632
     83,200              -           83,200   Powerwave Technologies*                            992             -             992
          -         10,900           10,900   Qlogic*                                              -           207             207
     97,900         16,200          114,100   QUALCOMM*                                        4,654           770           5,424
     59,950              -           59,950   Research In Motion*                                964                           964
     81,000         50,100          131,100   RF Micro Devices*                                1,345           832           2,177
     95,000              -           95,000   Sanmina*                                         1,290                         1,290
          -         12,300           12,300   Scientific - Atlanta                                 -           216             216
     88,000         27,700          115,700   Sonus Networks*                                    264            83             347
    179,800              -          179,800   StorageNetworks*                                   712             -             712
          -         75,497           75,497   Sun Microsystems*                                    -           624             624
    323,260              -          323,260   Taiwan Semiconductor Manufacturing SP, ADR*      3,068             -           3,068
     89,150              -           89,150   Tellium*                                           440             -             440
          -         46,000           46,000   Texas Instruments                                              1,149           1,149
    273,298              -          273,298   United Microelectronics, ADR                     1,454             -           1,454
    101,900              -          101,900   UTStarcom*                                       1,656             -           1,656
          -         37,700           37,700   Vitesse Semiconductor*                               -           292             292
          -         13,100           13,100   Xilinx*                                              -           308             308
                                                                                        -------------------------------------------
                                                                                              61,426        17,135          78,561
                                                                                        -------------------------------------------

                                              TELECOMMUNICATION SERVICES - 7.0%
     12,950              -           12,950   Airgate PCS*                                       575             -             575
    185,350              -          185,350   Allegiance Telecommunications*                     558             -             558
     75,750              -           75,750   American Tower*                                  1,052             -           1,052
    326,550              -          326,550   Global Crossing*                                   588             -             588
    135,000              -          135,000   Qwest Communications International               2,255             -           2,255
     92,700         15,500          108,200   Sprint*                                          2,437           408           2,845
    102,150              -          102,150   Time Warner Telecommunications, Cl A*              741             -             741
     22,250              -           22,250   Triton PCS Holdings*                               846             -             846
        685              -              685   WorldCom - MCI Group*                               10             -              10
     17,142         31,200           48,342   WorldCom - Worldcom Group*                         258           469             727
          -         12,400           12,400   Broadwing                                            -           199             199
                                                                                        -------------------------------------------
                                                                                               9,320         1,076          10,396
                                                                                        -------------------------------------------

                                              SOFTWARE & SERVICES - 26.8%
     93,400              -           93,400   Actuate Software*                                  391             -             391
          -         17,700           17,700   Adobe Systems                                        -           424             424
     46,150              -           46,150   Ariba*                                              86             -              86
          -         64,000           64,000   BEA Systems*                                         -           614             614
     97,900         35,000          132,900   Check Point Software Technologies*               2,156           771           2,927
          -         30,500           30,500   Citrix Systems*                                      -           604             604
          -         22,200           22,200   Computer Sciences*                                   -           736             736
     36,200              -           36,200   Earthlink*                                         551             -             551
     54,200              -           54,200   Electronic Data Systems                          3,121             -           3,121
    466,500              -          466,500   Internap Network Services*                         467             -             467
    183,850              -          183,850   Liberate Technologies*                           1,831             -           1,831
     46,500         18,200           64,700   Mercury Interactive*                               885           347           1,232
     41,700              -           41,700   Micromuse*                                         237             -             237
    126,950         17,500          144,450   Microsoft*                                       6,496           895           7,391
     23,450              -           23,450   Netiq*                                             534             -             534
          -         56,500           56,500   Nuance Communications*                               -           367             367
          -         32,200           32,200   NVIDIA*                                              -           885             885
     99,450         25,157          124,607   Openwave System*                                 1,268           321           1,589
    217,250              -          217,250   Oracle*                                          2,733             -           2,733
          -         15,400           15,400   PeopleSoft*                                          -           278             278
     89,900              -           89,900   Precise Software Solutions*                        993             -             993
          -         57,300           57,300   Rational Software*                                   -           496             496
     24,450              -           24,450   SAP AG                                             634             -             634
    112,400         48,000          160,400   Siebel Systems*                                  1,462           625           2,087
     79,700              -           79,700   Stellent*                                        1,148             -           1,148
     20,550              -           20,550   Synopsys*                                          824             -             824
    317,600              -          317,600   Tricord Systems*                                   172             -             172
    173,400              -          173,400   UAXS Global Holdings*                              128             -             128
          -          4,900            4,900   VeriSign*                                            -           205             205
    127,100         36,300          163,400   VERITAS Software*                                2,344           669           3,013
    357,050              -          357,050   Vignette*                                        1,264             -           1,264
    377,500              -          377,500   Vitria Technology*                                 774             -             774
    123,500              -          123,500   Yahoo*                                           1,088             -           1,088
                                                                                        -------------------------------------------
                                                                                              31,587         8,237          39,824
                                                                                        -------------------------------------------
                                              TOTAL COMMON STOCKS                            111,678        32,630         144,308
                                                                                        -------------------------------------------

FIRST AMERICAN TECHNOLOGY FUND
PRO FORMA SCHEDULE OF INVESTMENTS IN SECURITIES
SEPTEMBER 30, 2001
(DOLLAR AMOUNTS IN THOUSANDS)
(UNAUDITED)

(PERCENTAGES OF EACH INVESTMENT CATEGORY RELATE TO TOTAL NET ASSETS)

                                                                                                                         Pro Forma
                                  Pro Forma                                                                              Combined
                First American    Combined                                                              First American    First
                   Science &   First American                                                             Science &      American
First American   Technology      Technology                                             First American    Technology    Technology
Technology Fund     Fund            Fund                                               Technology Fund       Fund          Fund
    Shares         Shares        Shares(2)    Description                                  at Value        at Value     at Value(2)
--------------- -------------- -------------- ---------------------------------------- ---------------  --------------  -----------
                                              RELATED PARTY MONEY MARKET FUND - 2.4%
    746,146      2,881,835        3,627,981   First American Prime Obligations Fund (1)          746         2,881           3,627
                                                                                        -------------------------------------------
                                              TOTAL RELATED PARTY MONEY MARKET FUND              746         2,881           3,627
                                                                                        -------------------------------------------

                                              TOTAL INVESTMENTS - 99.6%
                                              (Cost $263,486, $62,188 and $325,674,
                                               respectively)                               $ 112,424      $ 35,511       $ 147,935
                                                                                        ===========================================


         ADR  American Depositary Receipt
         Cl Class

         *   Non-income producing security

         ** Holdings listed are as of September 30, 2001. Changes may have occurred in the security positions of each fund subsequent to September 30, 2001 as a result of normal trading practices or portfolio management style. No holdings of First American Science & Technology Fund are expected to require liquidation in the merged environment solely due to prospectus limitations.

         (1) This money market fund is advised by U.S. Bancorp Asset Management, Inc., who also serves as advisor for this fund.

         (2) The First American Technology Fund will be the accounting survivor.

            See Accompanying Notes to Pro Forma Financial Statements

FIRST AMERICAN INVESTMENT FUNDS, INC.
NOTES TO PRO FORMA FINANCIAL STATEMENTS (UNAUDITED)


1.   BASIS OF COMBINATION

     The unaudited pro forma statements of assets and liabilities, statements of operations, and schedules of investments in securities reflect the accounts of eight investment portfolios offered by First American Investment Funds, Inc. (the "Funds") as if the proposed reorganizations occurred as of and for the year ended September 30, 2001. These statements have been derived from books and records utilized in calculating daily net asset values at September 30, 2001. Below are the Funds included in the proposed reorganizations. The Funds listed in the Surviving Funds column indicates which Fund will be the accounting survivor of the reorganizations.

      ---------------------------- --------------------------- -------------------------
              ACQUIRED FUNDS             ACQUIRING FUNDS            SURVIVING FUNDS
      ---------------------------- --------------------------- -------------------------
      Capital Growth Fund          Large Cap Growth Fund       Capital Growth Fund
      ---------------------------- --------------------------- -------------------------
      Relative Value Fund          Large Cap Value Fund        Large Cap Value Fund
      ---------------------------- --------------------------- -------------------------
      Growth & Income Fund         Equity Income Fund          Equity Income Fund
      ---------------------------- --------------------------- -------------------------
      Science & Technology Fund    Technology Fund             Technology Fund
      ---------------------------- --------------------------- -------------------------

     The Plans of Reorganization, which will be accounted for as tax-free reorganizations, provide that at the time the reorganizations become effective (the "Effective Time of the Reorganizations"), substantially all of the assets and liabilities of the acquired funds will be transferred such that at and after the Effective Time of Reorganizations, substantially all of the assets and liabilities of the acquired funds will become assets and liabilities of the acquiring funds. In exchange for the transfer of assets and liabilities, the acquiring funds will issue to the acquired funds full and fractional shares of the designated classes of the acquiring funds, and the acquired funds will make a liquidating distribution of such shares to its shareholders. The number of shares of the acquiring funds so issued will be in equal value to the full and fractional shares of the acquired funds that are outstanding immediately prior to the Effective Time of Reorganizations. At and after the Effective Time of Reorganizations, all debts, liabilities and obligations of the acquired funds will attach to the acquiring funds and may thereafter be enforced against the acquiring funds to the same extent as if they had been incurred by them. The pro forma statements reflect the combined results of operations of the acquired and acquiring funds. However, should such reorganizations be approved, the historical cost of investment securities will be carried forward to the surviving funds and results of operations for the pre-combination periods will not be restated.

     The pro forma statements of assets and liabilities, statements of operations, and schedules of investments in securities should be read in conjunction with the historical financial statements of the First American Investment Funds, Inc. incorporated by reference in the Statement of Additional Information.

     The Funds are each separate series of the First American Investment Funds, Inc., which are registered as open-end management investment companies under the Investment Company Act of 1940.

2.   SERVICE PROVIDERS

     U.S. Bancorp Asset Management, Inc. (the "Advisor"), a subsidiary of U.S. Bank National Association ("U.S. Bank"), will serve as the combined Funds' investment advisor. U.S. Bancorp Asset Management, Inc. and U.S. Bancorp Fund Services, LLC (the "Co-administrators") will serve as the co-administrators to the Funds. US Bancorp Fund Services, LLC will serve as the transfer agent to the Funds. U.S. Bank will serve as the custodian to the Funds.

3.   SHARE CLASSES AND FEES

     The Funds have multiple classes of shares which have identical rights and privileges except with respect to fees paid under shareholder servicing and/or distribution plans, expenses allocable exclusively to each class of shares, voting rights on matters affecting a single class of shares, and the exchange privilege of each class of shares. Class A shares are subject to a front-end sales charge. Class B shares are subject to a CDSC. Class C shares are subject to a front-end sales charge and a CDSC. Class S shares are offered only through banks and other financial institutions that have entered into sales agreements with the funds' distributor. Class Y shares are offered only to qualifying institutional investors and are not subject to a front-end sales charge or CDSC. More information on the classes of shares offered can be found in the Combined Proxy Statement/Prospectus.

     Under the terms of the investment advisory agreement, the advisor is entitled to receive fees computed at an annual rate of 0.65% of the average daily net assets of the Large Cap Growth, Capital Growth, Large Cap Value, Relative Value, Equity Income, and Growth & Income Funds and an annual rate of 0.70% of the average daily net assets of the Science & Technology and Technology Funds. Such fees are accrued daily and paid monthly.

     Under the terms of the administration agreement, the co-administrators are entitled to receive for each Fund an administration fee computed at an annual rate of up to 0.25% of the average daily net assets, plus out of pocket expenses. Such fees are accrued daily and paid monthly.

4.   PRO FORMA ADJUSTMENTS AND PRO FORMA COMBINED COLUMNS

     The pro forma adjustments and pro forma combined columns of the statements of operations reflect the adjustments necessary to show expenses and waivers at the rates which would have been in effect as if the reorganizations occurred on October 1, 2000.

     The pro forma statements of assets and liabilities and schedules of investments give effect to the proposed combination as if the reorganizations had occurred at September 30, 2001.

5.   PORTFOLIO VALUATION, SECURITIES TRANSACTIONS AND RELATED INCOME

     Securities are valued at market value. Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value. Security transactions are accounted for on a trade date basis. Net realized gains or losses from sales of securities are determined by comparing the net sale proceeds to an identified cost basis. Interest income and expenses are recognized on the accrual basis. Dividends are recorded on the ex-dividend date or as soon as information is available to the Funds. Discounts are accreted and premiums are amortized on fixed income securities over the life of the respective security. Discounts are accreted and premiums are amortized on securities with put provisions to the earlier of the put or maturity date.

6.   CAPITAL SHARES

     The pro forma net asset values per share assume the issuance of shares of the Surviving Funds, which would have occurred at September 30, 2001, in connection with the proposed reorganization.

7.   MERGER COSTS

     All costs associated with the Reorganization will be paid by U.S. Bancorp Asset Management, Inc.

PROXY CARD                                                            PROXY CARD

                      FIRST AMERICAN INVESTMENT FUNDS, INC.
                               Capital Growth Fund

                  SPECIAL MEETING OF SHAREHOLDERS MAY 14, 2002

         THIS PROXY IS SOLICITED ON BEHALF OF THE BOARD OF DIRECTORS. The undersigned revoke(s) all previous proxies and appoint(s) Thomas S. Schreier, Robert H. Nelson and Jeffery M. Wilson or either one of them, attorneys, with full power of substitution, to vote all shares of Capital Growth Fund, a series of First American Investment Funds, Inc. ("FAIF"), which the undersigned is entitled to vote at the Special Meeting of Shareholders of Capital Growth Fund to be held at the offices of FAIF at 800 Nicollet Mall, 5th Floor, Minneapolis, Minnesota 55402, on Tuesday, May 14, 2002 at 10:00 a.m. Central time, and at any adjournments or postponements thereof.

         I (we) acknowledge receipt of the Notice of Special Meeting of Shareholders, the Prospectus/Proxy Statement and the various accompanying materials, as referenced in the Prospectus/Proxy Statement relating to the proposed reorganization of Capital Growth Fund with and into Large Cap Growth Fund, a separate series of FAIF.


To vote by Internet
1)     Read the Proxy Statement and have the proxy card below at hand.
2)     Go to Website www.proxyvote.com.
3) Enter the 12-digit control number set forth on the proxy card and follow the simple instructions.

To vote by Telephone
1)     Read the Proxy Statement and have the proxy card below at hand.
2)     Call 1-800-690-6903.
3) Enter the 12-digit control number set forth on the proxy card and follow the simple instructions.

To vote by Mail
1)     Read the Proxy Statement.
2)     Check the appropriate boxes on the proxy card below.
3)     Sign and date the proxy card.
4)     Return the proxy card in the envelope provided.


            PLEASE VOTE BELOW, SIGN AND DATE THIS PROXY AND RETURN IT
                 PROMPTLY IN THE POSTAGE-PAID ENVELOPE PROVIDED.

TO VOTE, MARK BLOCKS BELOW IN BLUE OR BLACK INK AS FOLLOWS:

THIS PROXY CARD IS VALID ONLY WHEN SIGNED AND DATED.

IF NO SPECIFICATION IS MADE, THIS PROXY WILL BE VOTED FOR THE PROPOSAL.
As to any other matter, said attorneys will vote in accordance with their best judgment. THE BOARD OF DIRECTORS RECOMMENDS A VOTE FOR THE PROPOSAL.

VOTE ON PROPOSAL
----------------------------------------------- --------------------------------
1.       To approve an Agreement and Plan of      FOR      AGAINST     ABSTAIN
         Reorganization, attached to the
         Prospectus/Proxy Statement for the       [__]       [__]        [__]
         Special Meeting, which provides for
         and contemplates (a) the acquisition
         of all of the assets of Capital
         Growth Fund by Large Cap Growth Fund
         and the assumption of all identified
         and stated liabilities of Capital
         Growth Fund by Large Cap Growth Fund
         in exchange for shares of Large Cap
         Growth Fund and (b) the subsequent
         liquidation of Capital Growth Fund
         and the pro rata distribution of
         Large Cap Growth Fund shares to
         Capital Growth Fund shareholders.
----------------------------------------------- --------------------------------
2.       To transact such other business as
         may properly come before the Special
         Meeting or any adjournment or
         postponements thereof.
----------------------------------------------- --------------------------------

PLEASE VOTE, SIGN AND DATE THIS PROXY AND RETURN PROMPTLY IN THE POSTAGE-PAID ENVELOPE PROVIDED.

NOTE: Please sign your name exactly as it appears in the registration on the proxy card. If signing for an estate, trust or corporation, please state your title or capacity. If joint owners, EITHER may sign.

Please refer to the Prospectus/Proxy Statement for a discussion of this matter. Check here if you plan to attend the Special Meeting. __________


                      ------------------------------------
           Signature and Title, if applicable (please sign within box)


                      ------------------------------------
                                      Date



                      ------------------------------------
                            Signature (Joint Owners)


                      ------------------------------------
                                      Date

PROXY CARD                                                            PROXY CARD

                      FIRST AMERICAN INVESTMENT FUNDS, INC.
                               Relative Value Fund

                  SPECIAL MEETING OF SHAREHOLDERS MAY 14, 2002

         THIS PROXY IS SOLICITED ON BEHALF OF THE BOARD OF DIRECTORS. The undersigned revoke(s) all previous proxies and appoint(s) Thomas S. Schreier, Robert H. Nelson and Jeffery M. Wilson or either one of them, attorneys, with full power of substitution, to vote all shares of Relative Value Fund, a series of First American Investment Funds, Inc. ("FAIF"), which the undersigned is entitled to vote at the Special Meeting of Shareholders of Relative Value Fund to be held at the offices of FAIF at 800 Nicollet Mall, 5th Floor, Minneapolis, Minnesota 55402, on Tuesday, May 14, 2002 at 10:00 a.m. Central time, and at any adjournments or postponements thereof.

         I (we) acknowledge receipt of the Notice of Special Meeting of Shareholders, the Prospectus/Proxy Statement and the various accompanying materials, as referenced in the Prospectus/Proxy Statement relating to the proposed reorganization of Relative Value Fund with and into Large Cap Value Fund, a separate series of FAIF.


To vote by Internet
1)     Read the Proxy Statement and have the proxy card below at hand.
2)     Go to Website www.proxyvote.com.
3) Enter the 12-digit control number set forth on the proxy card and follow the simple instructions.

To vote by Telephone
1)     Read the Proxy Statement and have the proxy card below at hand.
2)     Call 1-800-690-6903.
3) Enter the 12-digit control number set forth on the proxy card and follow the simple instructions.

To vote by Mail
1)     Read the Proxy Statement.
2)     Check the appropriate boxes on the proxy card below.
3)     Sign and date the proxy card.
4)     Return the proxy card in the envelope provided.


            PLEASE VOTE BELOW, SIGN AND DATE THIS PROXY AND RETURN IT
                 PROMPTLY IN THE POSTAGE-PAID ENVELOPE PROVIDED.

TO VOTE, MARK BLOCKS BELOW IN BLUE OR BLACK INK AS FOLLOWS:

THIS PROXY CARD IS VALID ONLY WHEN SIGNED AND DATED.

IF NO SPECIFICATION IS MADE, THIS PROXY WILL BE VOTED FOR THE PROPOSAL.
As to any other matter, said attorneys will vote in accordance with their best judgment. THE BOARD OF DIRECTORS RECOMMENDS A VOTE FOR THE PROPOSAL.

VOTE ON PROPOSAL
----------------------------------------------- --------------------------------
1.       To approve an Agreement and Plan of      FOR      AGAINST     ABSTAIN
         Reorganization, attached to the
         Prospectus/Proxy Statement for the       [__]       [__]        [__]
         Special Meeting, which provides for
         and contemplates (a) the acquisition
         of all of the assets of Relative
         Value Fund by Large Cap Value Fund
         and the assumption of all identified
         and stated liabilities of Relative
         Value Fund by Large Cap Value Fund
         in exchange for shares of Large Cap
         Value Fund and (b) the subsequent
         liquidation of Relative Value Fund
         and the pro rata distribution of
         Large Cap Value Fund shares to
         Relative Value Fund shareholders.
----------------------------------------------- --------------------------------
2.       To transact such other business as
         may properly come before the Special
         Meeting or any adjournment or
         postponements thereof.
----------------------------------------------- --------------------------------

PLEASE VOTE, SIGN AND DATE THIS PROXY AND RETURN PROMPTLY IN THE POSTAGE-PAID ENVELOPE PROVIDED.

NOTE: Please sign your name exactly as it appears in the registration on the proxy card. If signing for an estate, trust or corporation, please state your title or capacity. If joint owners, EITHER may sign.

Please refer to the Prospectus/Proxy Statement for a discussion of this matter. Check here if you plan to attend the Special Meeting. __________


                      ------------------------------------
           Signature and Title, if applicable (please sign within box)


                      ------------------------------------
                                      Date



                      ------------------------------------
                            Signature (Joint Owners)


                      ------------------------------------
                                      Date

PROXY CARD                                                            PROXY CARD

                      FIRST AMERICAN INVESTMENT FUNDS, INC.
                              Growth & Income Fund

                  SPECIAL MEETING OF SHAREHOLDERS MAY 14, 2002

         THIS PROXY IS SOLICITED ON BEHALF OF THE BOARD OF DIRECTORS. The undersigned revoke(s) all previous proxies and appoint(s) Thomas S. Schreier, Robert H. Nelson and Jeffery M. Wilson or either one of them, attorneys, with full power of substitution, to vote all shares of Growth & Income Fund, a series of First American Investment Funds, Inc. ("FAIF"), which the undersigned is entitled to vote at the Special Meeting of Shareholders of Growth & Income Fund to be held at the offices of FAIF at 800 Nicollet Mall, 5th Floor, Minneapolis, Minnesota 55402, on Tuesday, May 14, 2002 at 10:00 a.m. Central time, and at any adjournments or postponements thereof.

         I (we) acknowledge receipt of the Notice of Special Meeting of Shareholders, the Prospectus/Proxy Statement and the various accompanying materials, as referenced in the Prospectus/Proxy Statement relating to the proposed reorganization of Growth & Income Fund with and into Equity Income Fund, a separate series of FAIF.


To vote by Internet
1)     Read the Proxy Statement and have the proxy card below at hand.
2)     Go to Website www.proxyvote.com.
3) Enter the 12-digit control number set forth on the proxy card and follow the simple instructions.

To vote by Telephone
1)     Read the Proxy Statement and have the proxy card below at hand.
2)     Call 1-800-690-6903.
3) Enter the 12-digit control number set forth on the proxy card and follow the simple instructions.

To vote by Mail
1)     Read the Proxy Statement.
2)     Check the appropriate boxes on the proxy card below.
3)     Sign and date the proxy card.
4)     Return the proxy card in the envelope provided.


            PLEASE VOTE BELOW, SIGN AND DATE THIS PROXY AND RETURN IT
                 PROMPTLY IN THE POSTAGE-PAID ENVELOPE PROVIDED.

TO VOTE, MARK BLOCKS BELOW IN BLUE OR BLACK INK AS FOLLOWS:

THIS PROXY CARD IS VALID ONLY WHEN SIGNED AND DATED.

IF NO SPECIFICATION IS MADE, THIS PROXY WILL BE VOTED FOR THE PROPOSAL.
As to any other matter, said attorneys will vote in accordance with their best judgment. THE BOARD OF DIRECTORS RECOMMENDS A VOTE FOR THE PROPOSAL.

VOTE ON PROPOSAL
----------------------------------------------- --------------------------------
1.       To approve an Agreement and Plan of      FOR      AGAINST     ABSTAIN
         Reorganization, attached to the
         Prospectus/Proxy Statement for the       [__]       [__]        [__]
         Special Meeting, which provides for
         and contemplates (a) the acquisition
         of all of the assets of Growth &
         Income Fund by Equity Income Fund
         and the assumption of all identified
         and stated liabilities of Growth &
         Income Fund by Equity Income Fund in
         exchange for shares of Equity Income
         Fund and (b) the subsequent
         liquidation of Growth & Income Fund
         and the pro rata distribution of
         Equity Income Fund shares to Growth
         & Income Fund shareholders.
----------------------------------------------- --------------------------------
2.       To transact such other business as
         may properly come before the Special
         Meeting or any adjournment or
         postponements thereof.
----------------------------------------------- --------------------------------

PLEASE VOTE, SIGN AND DATE THIS PROXY AND RETURN PROMPTLY IN THE POSTAGE-PAID ENVELOPE PROVIDED.

NOTE: Please sign your name exactly as it appears in the registration on the proxy card. If signing for an estate, trust or corporation, please state your title or capacity. If joint owners, EITHER may sign.

Please refer to the Prospectus/Proxy Statement for a discussion of this matter. Check here if you plan to attend the Special Meeting. __________


                      ------------------------------------
           Signature and Title, if applicable (please sign within box)


                      ------------------------------------
                                      Date



                      ------------------------------------
                            Signature (Joint Owners)


                      ------------------------------------
                                      Date

PROXY CARD                                                            PROXY CARD

                      FIRST AMERICAN INVESTMENT FUNDS, INC.
                            Science & Technology Fund

                  SPECIAL MEETING OF SHAREHOLDERS MAY 14, 2002

         THIS PROXY IS SOLICITED ON BEHALF OF THE BOARD OF DIRECTORS. The undersigned revoke(s) all previous proxies and appoint(s) Thomas S. Schreier, Robert H. Nelson and Jeffery M. Wilson or either one of them, attorneys, with full power of substitution, to vote all shares of Science & Technology Fund, a series of First American Investment Funds, Inc. ("FAIF"), which the undersigned is entitled to vote at the Special Meeting of Shareholders of Science & Technology Fund to be held at the offices of FAIF at 800 Nicollet Mall, 5th Floor, Minneapolis, Minnesota 55402, on Tuesday, May 14, 2002 at 10:00 a.m. Central time, and at any adjournments or postponements thereof.

         I (we) acknowledge receipt of the Notice of Special Meeting of Shareholders, the Prospectus/Proxy Statement and the various accompanying materials, as referenced in the Prospectus/Proxy Statement relating to the proposed reorganization of Science & Technology Fund with and into Technology Fund, a separate series of FAIF.


To vote by Internet
1)     Read the Proxy Statement and have the proxy card below at hand.
2)     Go to Website www.proxyvote.com.
3) Enter the 12-digit control number set forth on the proxy card and follow the simple instructions.

To vote by Telephone
1)     Read the Proxy Statement and have the proxy card below at hand.
2)     Call 1-800-690-6903.
3) Enter the 12-digit control number set forth on the proxy card and follow the simple instructions.

To vote by Mail
1)     Read the Proxy Statement.
2)     Check the appropriate boxes on the proxy card below.
3)     Sign and date the proxy card.
4)     Return the proxy card in the envelope provided.


            PLEASE VOTE BELOW, SIGN AND DATE THIS PROXY AND RETURN IT
                 PROMPTLY IN THE POSTAGE-PAID ENVELOPE PROVIDED.

TO VOTE, MARK BLOCKS BELOW IN BLUE OR BLACK INK AS FOLLOWS:

THIS PROXY CARD IS VALID ONLY WHEN SIGNED AND DATED.

IF NO SPECIFICATION IS MADE, THIS PROXY WILL BE VOTED FOR THE PROPOSAL.
As to any other matter, said attorneys will vote in accordance with their best judgment. THE BOARD OF DIRECTORS RECOMMENDS A VOTE FOR THE PROPOSAL.

VOTE ON PROPOSAL
----------------------------------------------- --------------------------------
1.       To approve an Agreement and Plan of      FOR      AGAINST     ABSTAIN
         Reorganization, attached to the
         Prospectus/Proxy Statement for the       [__]       [__]        [__]
         Special Meeting, which provides for
         and contemplates (a) the acquisition
         of all of the assets of Science &
         Technology Fund by Technology Fund
         and the assumption of all identified
         and stated liabilities of Science &
         Technology Fund by Technology Fund
         in exchange for shares of Technology
         Fund and (b) the subsequent
         liquidation of Science & Technology
         Fund and the pro rata distribution
         of Technology Fund shares to Science
         & Technology Fund shareholders.
----------------------------------------------- --------------------------------
2.       To transact such other business as
         may properly come before the Special
         Meeting or any adjournment or
         postponements thereof.
----------------------------------------------- --------------------------------

PLEASE VOTE, SIGN AND DATE THIS PROXY AND RETURN PROMPTLY IN THE POSTAGE-PAID ENVELOPE PROVIDED.

NOTE: Please sign your name exactly as it appears in the registration on the proxy card. If signing for an estate, trust or corporation, please state your title or capacity. If joint owners, EITHER may sign.

Please refer to the Prospectus/Proxy Statement for a discussion of this matter. Check here if you plan to attend the Special Meeting. __________


                      ------------------------------------
           Signature and Title, if applicable (please sign within box)


                      ------------------------------------
                                      Date



                      ------------------------------------
                            Signature (Joint Owners)


                      ------------------------------------
                                      Date

                             THREE EASY WAYS TO VOTE

               THE ACCOMPANYING PROXY STATEMENT DISCUSSES MATTERS
                       REGARDING THE FIRST AMERICAN FUNDS.

It is important that you vote on these issues. After you have reviewed the proxy information, please vote your shares by utilizing one of the methods described below.

         BY PHONE:

                  Simply dial the toll free number located on your voting instruction form. You will need your 12 digit control number located on the voting instruction form at the time of the call.

         BY INTERNET:

                  Visit http://www.proxyvote.com. Once there, enter the 12 digit control number located on your voting instruction form.

         BY MAIL:

                  Simply enclose your voting instruction form in the postage-paid envelope found within your proxy package.


                             YOUR VOTE IS IMPORTANT!
                               PLEASE VOTE TODAY.


BEN 3/2002

                             THREE EASY WAYS TO VOTE

               THE ACCOMPANYING PROXY STATEMENT DISCUSSES MATTERS
                       REGARDING THE FIRST AMERICAN FUNDS.

It is important that you vote on these issues. After you have reviewed the proxy information, please vote your shares by utilizing one of the methods described below.

         BY PHONE:

                  Call toll free 800-690-6903. You will need your 12 digit control number located on your proxy card at the time of the call.

         BY INTERNET:

                  Visit http://www.proxyvote.com. Once there, enter the 12 digit control number located on your proxy card.

         BY MAIL:

                  Simply enclose your proxy card(s) in the postage-paid envelope found within your proxy package.


                             YOUR VOTE IS IMPORTANT!
                               PLEASE VOTE TODAY.


REG 3/2002